UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5669
                                  ---------------------------------------------
Fifth Third Funds
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               (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio 43219
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               (Address of principal executive offices) (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ---------------------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: April 30, 2006
                          --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

FIFTH THIRD SMALL CAP GROWTH FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                                                       VALUE
COMMON STOCKS  (97.2%)
A.S.V., Inc. * (g)                                                 136,800                                                 $  3,420
Advanced Analogic Technologies, Inc. *                             116,400                                                    1,306
 (g)
Airspan Networks, Inc. * (g)                                       200,000                                                    1,216
Allion Healthcare, Inc. * (g)                                      168,100                                                    1,794
American Medical Systems Holdings,                                 133,800                                                    2,972
Inc. *
ArthroCare Corp. * (g)                                              34,300                                                    1,555
Basic Energy Services, Inc. *                                       95,009                                                    3,167
Beacon Roofing Supply, Inc. * (g)                                   40,100                                                    1,484
Benchmark Electronics, Inc. * (g)                                   87,150                                                    2,379
Bucyrus International, Inc. (g)                                     68,250                                                    3,543
CARBO Ceramics, Inc.                                                29,100                                                    1,686
Carpenter Technology Corp. (g)                                      30,600                                                    3,640
Children's Place Retail Stores, Inc. *                              56,300                                                    3,478
(g)
Core Laboratories N.V. *                                            59,500                                                    3,644
Crocs, Inc. * (g)                                                   63,400                                                    1,896
Denbury Resources, Inc. *                                           58,900                                                    1,920
East-West Bancorp., Inc.                                            42,100                                                    1,670
Energy Conversion Devices, Inc. * (g)                               54,030                                                    2,702
Epicor Software Corp. *                                            168,500                                                    2,044
F5 Networks, Inc. *                                                 34,600                                                    2,026
First Cash Financial Services, Inc. *                              154,700                                                    3,275
(g)
First Horizon Pharmaceutical Corp. *                               113,246                                                    2,522
(g)
FormFactor, Inc. * (g)                                              66,000                                                    2,753
Gardner Denver, Inc. *                                              23,300                                                    1,737
General Cable Corp. *                                              145,700                                                    4,600
Grey Wolf, Inc. * (g)                                              322,800                                                    2,518
Headwaters, Inc. * (g)                                              40,500                                                    1,364
HealthExtras, Inc. *                                                75,700                                                    2,200
Hibbet Sporting Goods, Inc. * (g)                                   69,350                                                    2,102
Hub Group, Inc., Class A *                                          73,100                                                    3,594
Huron Consulting Group, Inc. *                                     121,146                                                    4,306
Hutchinson Technology, Inc. * (g)                                   87,500                                                    2,080
Integrated Device Technologies, Inc. *                              88,600                                                    1,348
Jarden Corp. * (g)                                                  68,200                                                    2,319
Jos. A. Bank Clothiers, Inc. * (g)                                  38,150                                                    1,602
Labor Ready, Inc. *                                                 70,100                                                    1,853
LKQ Corp. * (g)                                                    105,868                                                    2,227
Morton's Restaurant Group, Inc. *                                  139,033                                                    2,336
MWI Veterinary Supply, Inc. *                                       70,100                                                    2,492
National Medical Health Card Systems,                               55,900                                                    1,247
Inc. *
NCI, Inc. *                                                        123,738                                                    1,739
NICE Systems, Ltd., ADR *                                           52,586                                                    2,882
NuVasive, Inc. *                                                    90,158                                                    1,796
OpenTV Corp., Class A *                                            650,000                                                    1,872
Openwave Systems, Inc. * (g)                                       129,700                                                    2,414

OraSure Technologies, Inc. *                                       269,100                                                    2,887
Parametric Technology Corp. *                                      155,320                                                    2,320
Pinnacle Entertainment, Inc. * (g)                                  57,400                                                    1,567
Powerwave Technologies, Inc. * (g)                                 158,300                                                    1,765
Providence Service Corp. *                                          76,404                                                    2,393
Psychiatric Solutions, Inc. * (g)                                   98,400                                                    3,253
Rackable Systems, Inc. *                                            36,192                                                    1,860
RC2 Corp. *                                                         56,700                                                    2,242
Respironics, Inc. *                                                 66,700                                                    2,443
SI International, Inc. * (g)                                        70,500                                                    2,401
Stage Stores, Inc.                                                  79,000                                                    2,470
Superior Energy Services, Inc. *                                    99,900                                                    3,212
Supertex, Inc. * (g)                                                46,180                                                    1,783
Sybron Dental Specialites, Inc. *                                   54,400                                                    2,559
Symmetricom, Inc. *                                                281,400                                                    2,279
Texas Industries, Inc. (g)                                          32,300                                                    1,831
Thomas Weisel Partners Group, Inc. *                                31,498                                                      638
Trident Microsystems, Inc. *                                        71,300                                                    1,897
United Natural Foods, Inc. * (g)                                    65,600                                                    2,097
United Surgical Partners International,                             74,200                                                    2,449
Inc. * (g)
Vasco Data Security International, Inc. *                          182,300                                                    1,706
(g)
VCA Antech, Inc. * (g)                                              77,200                                                    2,400
Ventiv Health, Inc. *                                               51,800                                                    1,556
WCI Communities, Inc. * (g)                                         55,500                                                    1,422
Wintrust Financial Corp.                                            25,700                                                    1,330
Witness Systems, Inc. *                                            109,200                                                    2,550
Xyratex, Ltd. *                                                     79,000                                                    2,363
Zenith National Insurance Corp.                                     42,500                                                    1,875
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                         166,268
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (3.0%)
Fifth Third Institutional Money Market Fund                      5,084,838                                                    5,085
                                                                                                                           --------

TOTAL INVESTMENTS IN AFFILIATES                                                                                               5,085
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (33.2%)
Pool of various securities for Fifth Third Funds                    56,712                                                   56,712
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        56,712
                                                                                                                           --------


TOTAL (COST $178,571)   -   133.4%                                                                                         $228,065
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MID CAP GROWTH FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                   AMOUNT                                                    VALUE
COMMON STOCKS  (96.5%)
Advance Auto Parts, Inc.                                           123,050                                                 $  4,949
Advanced Micro Devices, Inc. *                                      99,001                                                    3,203
Affiliated Managers Group, Inc. * (g)                               45,000                                                    4,559
Akamai Technologies, Inc. * (g)                                     73,100                                                    2,463
Allegheny Technologies, Inc. (g)                                   109,100                                                    7,565
Alliance Data Systems Corp. * (g)                                  161,100                                                    8,861
Altera Corp. * (g)                                                 161,000                                                    3,516
Amdocs Ltd. *                                                      167,100                                                    6,216
American Capital Strategies Ltd.                                   120,100                                                    4,182
American Medical Systems Holdings,                                 358,200                                                    7,955
Inc. *

Analog Devices, Inc.                                                94,100                                                    3,568
Autodesk, Inc. *                                                   134,100                                                    5,638
C.H. Robinson Worldwide, Inc. (g)                                  112,100                                                    4,972
CACI International, Inc., Class A * (g)                             77,000                                                    4,816
Caremark Rx, Inc. *                                                102,400                                                    4,665
Carters, Inc. *                                                     80,000                                                    5,389
CNET Networks, Inc. * (g)                                          234,100                                                    2,524
Coach, Inc. *                                                      151,500                                                    5,003
Cognizant Technology Solutions Corp.                               112,100                                                    7,131
*

Community Health Systems, Inc. *                                   111,600                                                    4,044
Complete Production Services, Inc. *                                 6,704                                                      177
Comverse Technology, Inc. *                                        160,292                                                    3,631
Corporate Executive Board Co.                                       82,000                                                    8,785
Covance, Inc. * (g)                                                114,900                                                    6,705
Coventry Health Care, Inc. *                                        70,000                                                    3,477
Cytyc Corp. * (g)                                                  270,200                                                    6,985
D. R. Horton, Inc.                                                 112,100                                                    3,365
E*TRADE Financial Corp. *                                          237,800                                                    5,916
F5 Networks, Inc. *                                                 32,000                                                    1,874
Fastenal Co. (g)                                                    89,100                                                    4,171
Fisher Scientific International, Inc. *                            107,100                                                    7,556
(g)

FormFactor, Inc. *                                                 102,300                                                    4,265
GEN-Probe, Inc. *                                                   86,000                                                    4,598
GlobalSantaFe Corp.                                                142,100                                                    8,698
Herbalife Ltd. *                                                    90,000                                                    3,132
Hugoton Royalty Trust                                                9,840                                                      272
IDEX Corp.                                                         115,100                                                    5,847
ITT Industries, Inc.                                                72,000                                                    4,049
Jabil Circuit, Inc. *                                              172,100                                                    6,710
Joy Global, Inc. (g)                                               144,350                                                    9,482
Laureate Education, Inc. * (g)                                     158,100                                                    7,919
Manpower, Inc.                                                      98,100                                                    6,391
Marriott International, Inc., Class A                               86,000                                                    6,284
Maxim Integrated Products, Inc.                                    129,100                                                    4,552

Michael's Stores, Inc.                                             146,100                                                    5,527
Microchip Technology, Inc.                                         195,737                                                    7,293
MICROS Systems, Inc. * (g)                                         125,100                                                    5,229
Nabors Industries Ltd. * (g)                                       188,200                                                    7,026
National-Oilwell Varco, Inc. *                                     119,100                                                    8,214
Network Appliance, Inc. * (g)                                      188,600                                                    6,991
NII Holdings, Inc. * (g)                                           158,000                                                    9,464
Novellus Systems, Inc. *                                           163,100                                                    4,029
NVIDIA Corp. *                                                     149,800                                                    4,377
Polo Ralph Lauren Corp.                                            101,100                                                    6,138
Precision Castparts Corp. (g)                                       91,100                                                    5,737
ProAssurance Corp. *                                               100,700                                                    5,073
Respironics, Inc. *                                                163,100                                                    5,973
Scientific Games Corp., Class A * (g)                              177,100                                                    6,746
Seagate Technology (g)                                             303,000                                                    8,047
Starwood Hotels & Resorts Worldwide,                               129,300                                                    7,420
Inc.

Station Casinos, Inc. (g)                                           81,000                                                    6,243
Stericycle, Inc. *                                                  64,000                                                    4,214
T. Rowe Price Group, Inc. (g)                                      102,100                                                    8,596
Thermo Electron Corp. *                                            156,100                                                    6,016
Ultra Petroleum Corp. *                                            149,100                                                    9,536
Urban Outfitters, Inc. *                                           157,700                                                    3,659
VCA Antech, Inc. *                                                   8,698                                                      270
VeriSign, Inc. * (g)                                               124,100                                                    2,918
WESCO International, Inc. * (g)                                    149,100                                                   11,182
Williams-Sonoma, Inc.                                              109,100                                                    4,568
XTO Energy, Inc.                                                   165,100                                                    6,992
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                         393,538
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (4.1%)
Fifth Third Institutional Money Market Fund                     16,903,142                                                   16,903
                                                                                                                           --------

TOTAL INVESTMENTS IN AFFILIATES                                                                                              16,903

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (23.8%)
Pool of various securities for Fifth Third Funds                    97,322                                                   97,322
                                                                                                                           --------


TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        97,322
                                                                                                                           --------


TOTAL (COST $394,145)   -   124.4%                                                                                         $507,763
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD QUALITY GROWTH FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                                                  VALUE
COMMON STOCKS  (99.1%)
Accenture Ltd., Class A (g)                                        421,000                                                 $ 12,238
ACE Ltd.                                                           301,000                                                   16,718
Advanced Micro Devices, Inc. *                                     320,000                                                   10,352
Amgen, Inc. *                                                      355,000                                                   24,034
Applied Materials, Inc. (g)                                        962,000                                                   17,268
Autodesk, Inc. *                                                   222,000                                                    9,333
Baker Hughes, Inc. (g)                                              78,000                                                    6,305
Bank of America Corp.                                              439,000                                                   21,914
Best Buy Co., Inc. (g)                                             460,000                                                   26,064
BJ Services Co.                                                    494,000                                                   18,796
Capital One Financial Corp. (g)                                    240,000                                                   20,793
Caremark Rx, Inc. *                                                556,000                                                   25,325
Cerner Corp. * (g)                                                 189,000                                                    7,494
Cintas Corp.                                                       178,000                                                    7,472
Cisco Systems, Inc. *                                            1,270,000                                                   26,606
Coach, Inc. *                                                      504,000                                                   16,642
Corning, Inc. *                                                    605,000                                                   16,716
CVS Corp.                                                          905,000                                                   26,896
EMC Corp. *                                                      1,784,000                                                   24,102
Exxon Mobil Corp.                                                  147,000                                                    9,273
First Data Corp.                                                   355,000                                                   16,930
Freescale Semiconductor, Inc., Class A *                           445,000                                                   14,071
 (g)
General Electric Corp.                                             688,000                                                   23,797
Genzyme Corp. *                                                    176,000                                                   10,764
Gilead Sciences, Inc. * (g)                                        438,000                                                   25,185
Henry Schein, Inc. * (g)                                           340,000                                                   15,851
Home Depot, Inc. (g)                                               387,000                                                   15,453
Illinois Tool Works, Inc.                                           87,000                                                    8,935
ITT Industries, Inc.                                               233,000                                                   13,102
KLA-Tencor Corp.                                                   277,000                                                   13,340
L-3 Communications Holdings, Inc.                                   97,000                                                    7,925
Lowe's Cos., Inc.                                                  182,000                                                   11,475
Marriott International, Inc., Class A                              347,000                                                   25,355
Microsoft Corp.                                                    622,000                                                   15,021
Morgan Stanley                                                     152,000                                                    9,774
Motorola, Inc.                                                     897,000                                                   19,151
Nordstrom, Inc. (g)                                                426,000                                                   16,329
Northern Trust Corp. (g)                                           195,000                                                   11,484
PepsiCo, Inc.                                                      115,000                                                    6,698
Pharmaceutical Product Development,                                615,000                                                   22,060
Inc. (g)
Procter & Gamble Co.                                               283,000                                                   16,473
QUALCOMM, Inc.                                                     461,000                                                   23,668
Red Hat, Inc. * (g)                                                294,000                                                    8,641
Republic Services, Inc.                                            190,000                                                    8,362
Robert Half International, Inc. (g)                                343,000                                                   14,499
Rockwell Automation, Inc. (g)                                      169,000                                                   12,246
Station Casinos, Inc. (g)                                          335,000                                                   25,822
Teva Pharmaceutical Industries, Ltd.,                              481,000                                                   19,481
ADR (g)

Texas Instruments, Inc.                                            597,000                                                   20,722
Varian Medical Systems, Inc. *                                     205,000                                                   10,738
Vertex Pharmaceuticals, Inc. * (g)                                 111,000                                                    4,037
Wm. Wrigley Jr. Co., Class B                                        41,250                                                    1,945
Yahoo, Inc. * (g)                                                  200,000                                                    6,556
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                         820,231
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (1.1%)
Fifth Third Institutional Money Market Fund                      8,741,652                                                    8,742
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                               8,742
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (20.0%)
Pool of various securities for Fifth Third Funds                   165,074                                                  165,074
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                       165,074
                                                                                                                           --------


TOTAL (COST $855,627)   -   120.2%                                                                                         $994,047
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LARGE CAP CORE FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                                                  VALUE
COMMON STOCKS  (97.7%)
Accenture Ltd., Class A (g)                                         45,209                                                 $  1,314
ACE Ltd.                                                            24,516                                                    1,362
Albertson's, Inc.                                                   25,410                                                      644
Alliant Energy Corp.                                                12,644                                                      404
Altria Group, Inc.                                                  19,082                                                    1,396
American Eagle Outfitters, Inc.                                     15,635                                                      507
American International Group, Inc.                                  43,902                                                    2,864
AmerisourceBergen Corp.                                             34,472                                                    1,487
Amgen, Inc. *                                                       14,133                                                      956
Anadarko Petroleum Corp.                                            15,846                                                    1,661
Apple Computer, Inc. *                                               1,623                                                      114
Applied Biosystems Group                                             9,249                                                      267
Archer-Daniels-Midland Co.                                          38,485                                                    1,399
Arrow Electronics, Inc. *                                           11,907                                                      431
ASML Holding NV *                                                   20,992                                                      444
AT&T, Inc.                                                           5,827                                                      153
Autoliv, Inc.                                                       26,655                                                    1,474
AutoNation, Inc. * (g)                                              29,072                                                      655
Avery Dennison Corp. (g)                                            17,115                                                    1,070
Baker Hughes, Inc.                                                   2,415                                                      195
Bank of America Corp.                                              105,332                                                    5,259
BellSouth Corp.                                                     29,545                                                      998
Best Buy Co., Inc.                                                  32,349                                                    1,833
Biogen Idec, Inc. *                                                  6,392                                                      287
BMC Software, Inc. * (g)                                            17,589                                                      379
Boeing Co.                                                          31,762                                                    2,650
Brinker International, Inc.                                          3,825                                                      150
Brown-Forman Corp.                                                  17,604                                                    1,311
Burlington Northern Santa Fe Corp.                                  19,035                                                    1,514
Cardinal Health, Inc.                                               26,831                                                    1,807
Career Education Corp. *                                            11,421                                                      421
Caremark Rx, Inc. *                                                 14,865                                                      677
Caterpillar, Inc.                                                   27,111                                                    2,053
Cendant Corp.                                                        5,889                                                      103
Check Point Software Technologies Ltd.                              17,925                                                      347
 *

Chevron Corp.                                                        9,943                                                      607
Circuit City Stores, Inc.                                           32,150                                                      924
Cisco Systems, Inc. *                                              119,952                                                    2,513
CIT Group, Inc.                                                     28,363                                                    1,532
Citigroup, Inc.                                                    110,351                                                    5,513
CMS Energy Corp. * (g)                                              25,934                                                      345
Computer Sciences Corp. *                                           13,265                                                      777
ConocoPhillips                                                      13,577                                                      908
Cooper Cameron Corp. *                                               2,357                                                      118
Costco Wholesale Corp.                                              14,621                                                      796
Countrywide Credit Industries, Inc.                                 37,636                                                    1,530

Crown Castle International Corp. *                                  16,085                                                      541
CSX Corp.                                                           27,350                                                    1,873
Cummins Engine, Inc. (g)                                             4,461                                                      466
Dade Behring Holdings, Inc.                                         10,197                                                      398
DaimlerChrysler AG                                                  14,228                                                      781
Darden Restaurants, Inc.                                            28,987                                                    1,148
Dean Foods Co. *                                                     4,321                                                      171
Dell, Inc. *                                                        62,413                                                    1,635
DENTSPLY International Inc.                                            755                                                       45
Devon Energy Corp.                                                  17,635                                                    1,060
Diamond Offshore Drilling, Inc.                                      3,034                                                      275
Eastman Chemical Co.                                                 1,418                                                       77
Edison International                                                27,125                                                    1,096
Electronic Data Systems Corp.                                       39,972                                                    1,082
EMC Corp. *                                                         14,966                                                      202
Energy East Corp.                                                   59,639                                                    1,441
Exxon Mobil Corp.                                                  121,095                                                    7,640
Freddie Mac                                                         24,091                                                    1,471
Freeport-McMoRan Copper & Gold,                                     20,311                                                    1,312
Inc., Class B

General Electric Corp. (a)                                         121,445                                                    4,201
General Mills, Inc.                                                 35,369                                                    1,745
Genuine Parts Co.                                                    1,382                                                       60
Genworth Financial, Inc., Class A                                    8,311                                                      276
Goldman Sachs Group, Inc.                                           15,639                                                    2,507
Harman International Industries, Inc.                                1,198                                                      105
Hartford Financial Services Group, Inc.                             19,859                                                    1,826

Hasbro, Inc.                                                         6,982                                                      138
HCA, Inc.                                                           20,897                                                      918
Health Net Inc. *                                                    5,586                                                      227
Henry Schein, Inc. *                                                   615                                                       29
Hewlett-Packard Co.                                                 88,754                                                    2,882
Home Depot, Inc.                                                     6,671                                                      266
IBM Corp.                                                           23,292                                                    1,918
Ingersoll-Rand Co., Class A                                         17,326                                                      758
Intel Corp.                                                        102,024                                                    2,038
Intersil Corp., Class A                                              8,814                                                      261
Intuit, Inc. *                                                      11,556                                                      626
J.C. Penney Co., Inc. (g)                                           25,585                                                    1,675
J.P. Morgan Chase & Co.                                             88,455                                                    4,014
Johnson & Johnson                                                   70,391                                                    4,125
Kerr-McGee Corp.                                                       285                                                       28
King Pharmaceuticals, Inc. *                                         8,963                                                      156
Kroger Co. *                                                        44,923                                                      910
Lam Research Corp. *                                                 7,021                                                      343
Lehman Brothers Holdings, Inc.                                      14,299                                                    2,161
Leucadia National Corp. (g)                                         22,805                                                    1,385
Liberty Media Corp., Class A *                                      33,914                                                      283
Lincoln National Corp.                                               4,435                                                      258
Lockheed Martin Corp.                                               24,695                                                    1,874
Loews Corp.                                                         16,802                                                    1,784
LSI Logic Corp. * (g)                                               22,588                                                      241
Marathon Oil Corp.                                                  11,757                                                      933
MBIA, Inc.                                                           2,197                                                      131
McDonald's Corp.                                                    60,533                                                    2,092
McGraw-Hill Cos., Inc.                                              31,888                                                    1,775
McKesson, Inc.                                                      31,169                                                    1,515

MeadWestvaco Corp.                                                   1,728                                                       49
Merck & Co., Inc.                                                   53,881                                                    1,855
Merrill Lynch & Co., Inc.                                           33,504                                                    2,555
MetLife, Inc.                                                       36,863                                                    1,920
Micron Technology, Inc. *                                           47,159                                                      800
Microsoft Corp. (a)                                                195,299                                                    4,716
Moody's Corp.                                                       18,085                                                    1,121
Motorola, Inc.                                                      89,143                                                    1,903
National City Corp.                                                  6,369                                                      235
National Semiconductor Corp.                                        33,783                                                    1,013
Newell Rubbermaid, Inc. (g)                                         30,872                                                      847
Nordstrom, Inc.                                                     27,364                                                    1,049
Norfolk Southern Corp.                                               9,001                                                      486
Northrop Grumman Corp.                                              27,289                                                    1,826
Nucor Corp.                                                         13,524                                                    1,472
NVIDIA Corp. *                                                      12,626                                                      369
Occidental Petroleum Corp.                                          13,025                                                    1,338
Office Depot, Inc. *                                                18,108                                                      735
Old Republic International Corp.                                    12,430                                                      277
Pepco Holdings, Inc.                                                53,151                                                    1,227
Pepsi Bottling Group, Inc.                                          50,841                                                    1,632
PepsiCo, Inc.                                                        2,949                                                      172
PerkinElmer, Inc.                                                   55,631                                                    1,193
Pfizer, Inc.                                                       159,408                                                    4,038
PG&E Corp. (g)                                                      42,470                                                    1,692
Procter & Gamble Co.                                                25,970                                                    1,512
Prudential Financial, Inc. (g)                                      25,227                                                    1,970
Radian Group, Inc. (g)                                               3,513                                                      220
Raytheon Co.                                                        22,021                                                      975
Reynolds American, Inc. (g)                                         11,565                                                    1,268
Rohm & Haas Co.                                                     12,080                                                      611
Royal Caribbean Cruises Ltd.                                         6,154                                                      257
Safeway, Inc.                                                       64,715                                                    1,626
Schlumberger, Ltd.                                                  25,292                                                    1,749
Seagate Technology (g)                                              15,307                                                      407
Shaw Communications, Inc.                                           23,569                                                      635
St. Paul Cos.                                                       33,342                                                    1,468
Staples, Inc.                                                       68,506                                                    1,809
Starbucks Corp. * (g)                                               12,581                                                      469
Sun Life Financial, Inc.                                             7,047                                                      296
Sunoco, Inc.                                                         5,580                                                      452
Talisman Energy Inc.                                                 6,379                                                      360
Tellabs, Inc. * (g)                                                  7,840                                                      124
Telus Corp.                                                         30,540                                                    1,262
Texas Instruments, Inc.                                             45,210                                                    1,569
The PMI Group, Inc.                                                 11,323                                                      523
The Walt Disney Co.                                                 59,669                                                    1,668
Tiffany & Co.                                                        4,777                                                      167
Time Warner, Inc.                                                   75,230                                                    1,309
Tyco International Ltd.                                             24,597                                                      648
United States Steel Corp. (g)                                        1,767                                                      121
Verizon Communications, Inc.                                         3,379                                                      112
W.W. Grainger, Inc.                                                  5,191                                                      400
Wachovia Corp.                                                      41,159                                                    2,463
Wal-Mart Stores, Inc. (a)                                            7,423                                                      334
Wells Fargo & Co.                                                    3,407                                                      234
Whirlpool Corp.                                                      8,098                                                      727
Xerox Corp. * (g)                                                   82,803                                                    1,163
                                                                                                                           --------

TOTAL COMMON STOCKS                                                                                                         186,755
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (1.6%)
Fifth Third Institutional Money Market Fund                      3,030,016                                                    3,030
                                                                                                                           --------

TOTAL INVESTMENTS IN AFFILIATES                                                                                               3,030
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (7.4%)
Pool of various securities for Fifth Third Funds                    14,046                                                   14,046
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        14,046
                                                                                                                           --------


TOTAL (COST $177,035)   -   106.7%                                                                                         $203,831
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD EQUITY INDEX FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES OR
                                                                PRINCIPAL
                                                                  AMOUNT                                                   VALUE
COMMON STOCKS  (97.2%)
3M Co.                                                              26,672                                                 $  2,279
Abbott Laboratories                                                 54,076                                                    2,311
ACE Ltd.                                                            11,313                                                      628
ADC Telecommunications, Inc. *                                       4,089                                                       92
Adobe Systems, Inc. * (g)                                           21,101                                                      827
Advanced Micro Devices, Inc. *                                      16,955                                                      548
AES Corp. *                                                         22,925                                                      389
Aetna, Inc.                                                         20,076                                                      773
Affiliated Computer Services Inc., Class                             4,362                                                      243
A *
AFLAC, Inc.                                                         17,562                                                      835
Agilent Technologies, Inc. *                                        15,144                                                      582
Air Products and Chemicals, Inc.                                     7,788                                                      534
Alberto-Culver Co.                                                   2,650                                                      119
Albertson's, Inc.                                                   12,943                                                      328
Alcoa, Inc.                                                         30,542                                                    1,032
Allegheny Energy, Inc. *                                             5,716                                                      204
Allegheny Technologies, Inc. (g)                                     2,985                                                      207
Allergan, Inc.                                                       5,345                                                      549
Allied Waste Industries, Inc. *                                      7,658                                                      108
Allstate Corp.                                                      22,766                                                    1,286
Alltel Corp.                                                        13,717                                                      883
Altera Corp. * (g)                                                  12,722                                                      278
Altria Group, Inc.                                                  73,592                                                    5,384
Amazon.com, Inc. * (g)                                              10,765                                                      379
AMBAC Financial Group, Inc.                                          3,692                                                      304
Amerada Hess Corp.                                                   2,808                                                      402
Ameren Corp.                                                         7,170                                                      361
American Electric Power Co. (g)                                     13,817                                                      462
American Express Co.                                                43,580                                                    2,345
American International Group, Inc.                                  91,410                                                    5,966
American Power Conversion Corp.                                      6,032                                                      134
American Standard Companies, Inc.                                    6,416                                                      279
Ameriprise Financial, Inc.                                           8,994                                                      441
AmerisourceBergen Corp. (g)                                          7,318                                                      316
Amgen, Inc. *                                                       41,175                                                    2,788
AmSouth Bancorp.                                                    12,234                                                      354
Anadarko Petroleum Corp.                                             8,132                                                      852
Analog Devices, Inc.                                                12,875                                                      488
Andrew Corp. *                                                       5,702                                                       60
Anheuser-Busch Co., Inc.                                            27,247                                                    1,215
Aon Corp.                                                           11,232                                                      471
Apache Corp.                                                        11,557                                                      821
Apartment Investment & Management                                    3,359                                                      150
Co. (g)
Apollo Group, Inc., Class A * (g)                                    5,108                                                      279
Apple Computer, Inc. *                                              30,016                                                    2,113
Applied Biosystems Group                                             6,595                                                      190
Applied Materials, Inc. (g)                                         55,984                                                    1,005
Applied Micro Circuits Corp. *                                      10,486                                                       38
Archer-Daniels-Midland Co.                                          22,925                                                      834

Ashland, Inc.                                                        2,519                                                      166
AT&T, Inc. (g)                                                     136,494                                                    3,578
Autodesk, Inc. *                                                     8,101                                                      341
Automatic Data Processing, Inc.                                     20,590                                                      908
AutoNation, Inc. *                                                   5,167                                                      116
AutoZone, Inc. *                                                     1,938                                                      181
Avaya, Inc. * (g)                                                   14,698                                                      176
Avery Dennison Corp.                                                 3,877                                                      242
Avon Products, Inc.                                                 16,088                                                      525
Baker Hughes, Inc. (g)                                              11,998                                                      970
Ball Corp.                                                           3,652                                                      146
Bank of America Corp.                                              163,615                                                    8,168
Bank of New York Co., Inc.                                          27,033                                                      950
Barr Pharmaceuticals, Inc. *                                         3,774                                                      229
Bausch & Lomb, Inc.                                                  1,887                                                       92
Baxter International, Inc.                                          22,685                                                      855
BB&T Corp.                                                          19,033                                                      817
Bear Stearns Cos., Inc.                                              4,189                                                      597
Becton, Dickinson & Co.                                              8,846                                                      558
Bed Bath & Beyond, Inc. *                                            9,841                                                      377
BellSouth Corp.                                                     63,426                                                    2,143
Bemis Co. (g)                                                        3,696                                                      116
Best Buy Co., Inc.                                                  14,345                                                      813
Big Lots, Inc. * (g)                                                 3,999                                                       58
Biogen Idec, Inc. *                                                 12,250                                                      549
Biomet, Inc.                                                         8,742                                                      325
BJ Services Co.                                                     11,313                                                      430
BMC Software, Inc. * (g)                                             7,592                                                      164
Boeing Co.                                                          28,333                                                    2,364
Boston Properties, Inc.                                              3,161                                                      279
Boston Scientific Corp. *                                           40,782                                                      948
Bristol-Myers Squibb Co.                                            69,395                                                    1,761
Broadcom Corp., Class A * (g)                                       15,595                                                      641
Brown-Forman Corp.                                                   2,916                                                      217
Brunswick Corp.                                                      3,386                                                      133
Burlington Northern Santa Fe Corp.                                  13,106                                                    1,042
C.R. Bard, Inc.                                                      3,681                                                      274
CA, Inc. (g)                                                        16,105                                                      408
Campbell Soup Co.                                                    6,532                                                      210
Capital One Financial Corp.                                         10,709                                                      928
Cardinal Health, Inc.                                               14,810                                                      997
Caremark Rx, Inc. *                                                 15,786                                                      719
Carnival Corp.                                                      15,206                                                      712
Caterpillar, Inc.                                                   23,621                                                    1,789
CBS Corp., Class B                                                  27,120                                                      691
Cendant Corp.                                                       35,953                                                      626
Centerpoint Energy, Inc. (g)                                        10,884                                                      131
Centex Corp.                                                         4,229                                                      235
CenturyTel, Inc.                                                     4,062                                                      153
Charles Schwab Corp.                                                36,206                                                      648
Chesapeake Energy Corp. (g)                                         13,323                                                      422
Chevron Corp.                                                       78,470                                                    4,789
Chubb Corp.                                                         14,032                                                      723
Ciena Corp. * (g)                                                   20,285                                                       83
CIGNA Corp.                                                          4,255                                                      455
Cincinnati Financial Corp.                                           6,132                                                      261
Cintas Corp.                                                         4,834                                                      203
Circuit City Stores, Inc.                                            5,497                                                      158
Cisco Systems, Inc. *                                              216,797                                                    4,542
CIT Group, Inc.                                                      7,012                                                      379
Citigroup, Inc.                                                    175,835                                                    8,783
Citizens Communications Co. (g)                                     11,719                                                      156

Citrix Systems, Inc. * (g)                                           6,189                                                      247
Clear Channel Communications, Inc.                                  18,201                                                      519
Clorox Co.                                                           5,289                                                      339
CMS Energy Corp. * (g)                                               7,725                                                      103
Coach, Inc. *                                                       13,796                                                      456
Coca-Cola Co.                                                       72,648                                                    3,048
Coca-Cola Enterprises, Inc.                                         10,636                                                      208
Colgate-Palmolive Co.                                               18,182                                                    1,075
Comcast Corp., Class A *                                            75,378                                                    2,333
Comerica, Inc.                                                       5,801                                                      330
Compass Bancshares, Inc.                                             4,371                                                      240
Computer Sciences Corp. *                                            6,493                                                      380
Compuware Corp. *                                                   13,598                                                      104
Comverse Technology, Inc. *                                          7,090                                                      161
ConAgra, Inc.                                                       18,213                                                      413
ConocoPhillips                                                      58,271                                                    3,899
Consolidated Edison, Inc.                                            8,598                                                      371
Constellation Brands, Inc. *                                         6,905                                                      171
Constellation Energy Group, Inc.                                     6,264                                                      344
Convergys Corp. *                                                    4,913                                                       96
Cooper Industries Ltd.                                               3,216                                                      294
Cooper Tire & Rubber Co.                                             2,152                                                       27
Corning, Inc. *                                                     54,499                                                    1,506
Costco Wholesale Corp.                                              16,570                                                      902
Countrywide Credit Industries, Inc.                                 21,424                                                      871
Coventry Health Care, Inc. *                                         5,702                                                      283
CSX Corp.                                                            7,906                                                      541
Cummins Engine, Inc. (g)                                             1,643                                                      172
CVS Corp.                                                           29,136                                                      866
D. R. Horton, Inc.                                                   9,554                                                      287
Danaher Corp.                                                        8,326                                                      534
Darden Restaurants, Inc.                                             4,596                                                      182
Dean Foods Co. *                                                     4,783                                                      189
Deere & Co.                                                          8,465                                                      742
Dell, Inc. *                                                        83,166                                                    2,179
Devon Energy Corp.                                                  15,594                                                      937
Dillards Department Stores, Inc.                                     2,162                                                       56
Dollar General Corp.                                                11,113                                                      194
Dominion Resources, Inc. (g)                                        12,413                                                      929
Dover Corp.                                                          7,113                                                      354
Dow Chemical Co.                                                    34,251                                                    1,391
Dow Jones & Co.                                                      2,071                                                       77
DTE Energy Co.                                                       6,241                                                      255
Duke Energy Corp.                                                   44,039                                                    1,283
Dynegy, Inc. * (g)                                                  10,574                                                       53
E*TRADE Financial Corp. *                                           15,002                                                      373
E. I. du Pont de Nemours & Co.                                      32,268                                                    1,423
Eastman Chemical Co. (g)                                             2,860                                                      155
Eastman Kodak Co.                                                   10,080                                                      272
Eaton Corp.                                                          5,194                                                      398
eBay, Inc. *                                                        40,651                                                    1,399
Ecolab, Inc.                                                         6,470                                                      245
Edison International                                                11,435                                                      462
El Paso Energy Corp.                                                23,141                                                      299
Electronic Arts, Inc. *                                             10,863                                                      617
Electronic Data Systems Corp.                                       18,305                                                      496
Eli Lilly & Co.                                                     39,893                                                    2,111
EMC Corp. *                                                         83,908                                                    1,134
Emerson Electric Corp.                                              14,614                                                    1,242
Engelhard Corp.                                                      4,208                                                      162
Entergy Corp.                                                        7,282                                                      509
EOG Resources, Inc.                                                  8,479                                                      595

Equifax, Inc. (g)                                                    4,558                                                      176
Equity Office Properties Trust                                      13,090                                                      423
Estee Lauder Companies Inc., Class A                                 4,243                                                      158
Exelon Corp. (g)                                                    23,712                                                    1,280
Express Scripts, Inc. *                                              5,111                                                      399
Exxon Mobil Corp.                                                  215,258                                                   13,579
Family Dollar Stores, Inc.                                           5,449                                                      136
Fannie Mae                                                          34,281                                                    1,735
Federated Department Stores, Inc.                                    9,554                                                      744
Federated Investors, Inc.                                            2,972                                                      104
FedEx Corp. (g)                                                     10,781                                                    1,241
Fifth Third Bancorp.                                                19,474                                                      787
First Data Corp.                                                    27,164                                                    1,295
First Horizon National Corp.                                         4,422                                                      188
FirstEnergy Corp.                                                   11,576                                                      587
Fiserv, Inc. *                                                       6,475                                                      292
Fisher Scientific International, Inc. *                              4,304                                                      304
Fluor Corp.                                                          3,047                                                      283
Ford Motor Co.                                                      65,198                                                      453
Forest Laboratories, Inc. *                                         11,479                                                      464
Fortune Brands, Inc.                                                 5,128                                                      413
FPL Group, Inc.                                                     14,289                                                      566
Franklin Resources, Inc.                                             5,372                                                      500
Freddie Mac                                                         24,252                                                    1,481
Freeport-McMoRan Copper & Gold,                                      6,460                                                      417
Inc., Class B
Freescale Semiconductor, Inc. *                                     14,404                                                      456
Gannett, Inc.                                                        8,420                                                      463
Gap, Inc.                                                           20,144                                                      364
Gateway, Inc. *                                                      9,299                                                       20
General Dynamics Corp.                                              14,130                                                      927
General Electric Corp.                                             367,353                                                   12,706
General Mills, Inc.                                                 12,469                                                      615
General Motors Corp. (g)                                            19,848                                                      455
Genuine Parts Co.                                                    6,090                                                      266
Genworth Financial, Inc., Class A                                   13,219                                                      439
Genzyme Corp. *                                                      9,063                                                      554
Gilead Sciences, Inc. *                                             16,336                                                      939
Golden West Financial Corp. (g)                                      9,172                                                      659
Goldman Sachs Group, Inc.                                           15,341                                                    2,459
Goodrich Corp.                                                       4,314                                                      192
Goodyear Tire & Rubber Co. * (g)                                     6,191                                                       87
Google, Inc., Class A *                                              7,124                                                    2,978
H & R Block, Inc. (g)                                               11,499                                                      263
H.J. Heinz Co.                                                      11,746                                                      488
Halliburton Co. (g)                                                 18,233                                                    1,425
Harley-Davidson, Inc. (g)                                            9,638                                                      490
Harman International Industries, Inc.                                2,313                                                      204
Harrah's Entertainment, Inc.                                         6,450                                                      526
Hartford Financial Services Group, Inc.                             10,742                                                      988

Hasbro, Inc.                                                         6,260                                                      123
HCA, Inc.                                                           14,356                                                      630
Health Management Associates, Inc.,                                  8,676                                                      180
Class A
Hercules, Inc. * (g)                                                 3,958                                                       56
Hewlett-Packard Co.                                                 99,689                                                    3,237
Hilton Hotels Corp.                                                 11,514                                                      310
Home Depot, Inc. (g)                                                74,945                                                    2,994
Honeywell International, Inc.                                       29,190                                                    1,241
Hospira, Inc. *                                                      5,646                                                      218
Hugoton Royalty Trust                                                  760                                                       21

Humana, Inc. *                                                       5,714                                                      258
Huntington Bancshares                                                8,893                                                      215
IBM Corp.                                                           55,215                                                    4,547
Illinois Tool Works, Inc.                                            7,187                                                      738
IMS Health, Inc.                                                     7,248                                                      197
Ingersoll-Rand Co., Class A                                         11,611                                                      508
Intel Corp.                                                        207,402                                                    4,143
International Flavors & Fragrances,                                  2,836                                                      100
Inc.
International Game Technology                                       11,826                                                      449
International Paper Co. (g)                                         17,681                                                      643
Interpublic Group Cos., Inc. * (g)                                  15,110                                                      145
Intuit, Inc. *                                                       6,210                                                      336
ITT Industries, Inc.                                                 6,482                                                      364
J.C. Penney Co., Inc.                                                8,151                                                      534
J.P. Morgan Chase & Co.                                            122,809                                                    5,573
Jabil Circuit, Inc. *                                                6,106                                                      238
Janus Capital Group, Inc.                                            7,570                                                      147
JDS Uniphase Corp. * (g)                                            57,996                                                      202
Johnson & Johnson                                                  104,895                                                    6,148
Johnson Controls, Inc.                                               6,773                                                      552
Jones Apparel Group, Inc.                                            4,100                                                      141
KB Home (g)                                                          2,747                                                      169
Kellogg Co.                                                          9,014                                                      417
Kerr-McGee Corp.                                                     4,071                                                      407
KeyCorp                                                             14,312                                                      547
KeySpan Corp.                                                        6,120                                                      247
Kimberly-Clark Corp.                                                16,119                                                      943
Kinder Morgan, Inc.                                                  3,693                                                      325
King Pharmaceuticals, Inc. *                                         8,486                                                      148
KLA-Tencor Corp.                                                     6,929                                                      334
Knight-Ridder, Inc.                                                  2,436                                                      151
Kohl's Corp. *                                                      12,100                                                      676
Kroger Co. *                                                        25,441                                                      515
L-3 Communications Holdings, Inc.                                    4,216                                                      344
Laboratory Corp. of America Holdings *                               4,377                                                      250
(g)
Legg Mason, Inc.                                                     4,366                                                      517
Leggett & Platt, Inc.                                                6,457                                                      171
Lehman Brothers Holdings, Inc.                                       9,519                                                    1,439
Lennar Corp., Class A (g)                                            4,821                                                      265
Lexmark International, Inc. *                                        3,714                                                      181
Limited Brands, Inc.                                                12,222                                                      313
Lincoln National Corp.                                              10,304                                                      598
Linear Technology Corp.                                             10,697                                                      380
Liz Claiborne, Inc.                                                  3,743                                                      146
Lockheed Martin Corp.                                               12,550                                                      953
Loews Corp.                                                          4,759                                                      505
Louisiana-Pacific Corp.                                              3,712                                                      102
Lowe's Cos., Inc.                                                   27,687                                                    1,747
LSI Logic Corp. * (g)                                               13,757                                                      147
Lucent Technologies, Inc. * (g)                                    156,003                                                      435
M&T Bank Corp. (g)                                                   2,800                                                      334
Manor Care, Inc.                                                     2,777                                                      122
Marathon Oil Corp.                                                  12,863                                                    1,021
Marriott International, Inc., Class A                                5,777                                                      422
Marsh & McLennan Cos., Inc.                                         19,118                                                      586
Marshall & Ilsley Corp.                                              7,835                                                      358
Masco Corp.                                                         14,874                                                      474
Mattel, Inc.                                                        14,173                                                      230
Maxim Integrated Products, Inc.                                     11,506                                                      406
MBIA, Inc.                                                           4,705                                                      281

McCormick & Co.                                                      4,698                                                      164
McDonald's Corp.                                                    44,173                                                    1,527
McGraw-Hill Cos., Inc.                                              12,877                                                      717
McKesson, Inc.                                                      10,799                                                      525
MeadWestvaco Corp.                                                   6,369                                                      182
Medco Health Solutions, Inc. *                                      10,794                                                      575
MedImmune, Inc. *                                                    9,085                                                      286
Medtronic, Inc.                                                     42,454                                                    2,128
Mellon Financial Corp.                                              14,675                                                      552
Merck & Co., Inc.                                                   77,216                                                    2,658
Meredith Corp.                                                       1,471                                                       73
Merrill Lynch & Co., Inc.                                           32,466                                                    2,476
MetLife, Inc.                                                       26,907                                                    1,402
MGIC Investment Corp.                                                3,184                                                      225
Micron Technology, Inc. * (g)                                       23,692                                                      402
Microsoft Corp.                                                    313,158                                                    7,563
Millipore Corp. *                                                    1,828                                                      135
Molex, Inc.                                                          5,038                                                      187
Molson Coors Brewing Co., Class B                                    1,982                                                      146
Monsanto Co.                                                         9,423                                                      786
Monster Worldwide, Inc. * (g)                                        4,651                                                      267
Moody's Corp. (g)                                                    8,709                                                      539
Morgan Stanley                                                      37,832                                                    2,433
Motorola, Inc.                                                      88,169                                                    1,882
Murphy Oil Corp.                                                     5,795                                                      291
Mylan Laboratories, Inc.                                             7,672                                                      168
Nabors Industries Ltd. * (g)                                        11,092                                                      414
National City Corp.                                                 19,344                                                      714
National Semiconductor Corp.                                        12,062                                                      362
National-Oilwell Varco, Inc. *                                       6,118                                                      422
Navistar International Corp. *                                       2,165                                                       57
NCR Corp. *                                                          6,444                                                      254
Network Appliance, Inc. * (g)                                       13,060                                                      484
New York Times Co. (g)                                               5,092                                                      126
Newell Rubbermaid, Inc. (g)                                          9,669                                                      265
Newmont Mining Corp.                                                15,681                                                      915
News Corp., Class A (g)                                             84,415                                                    1,449
NICOR, Inc.                                                          1,551                                                       61
Nike, Inc., Class B                                                  6,672                                                      546
NiSource, Inc.                                                       9,568                                                      202
Noble Corp. (g)                                                      4,805                                                      379
Nordstrom, Inc.                                                      7,672                                                      294
Norfolk Southern Corp.                                              14,573                                                      787
North Fork Bancorp., Inc.                                           16,695                                                      503
Northern Trust Corp. (g)                                             6,511                                                      383
Northrop Grumman Corp.                                              12,470                                                      834
Novell, Inc. *                                                      13,407                                                      110
Novellus Systems, Inc. *                                             4,681                                                      116
Nucor Corp. (g)                                                      5,462                                                      594
NVIDIA Corp. *                                                      12,016                                                      351
Occidental Petroleum Corp.                                          15,270                                                    1,569
Office Depot, Inc. *                                                10,384                                                      421
Officemax, Inc.                                                      2,485                                                       96
Omnicom Group, Inc.                                                  6,328                                                      569
Oracle Corp. *                                                     133,224                                                    1,944
PACCAR, Inc.                                                         5,942                                                      427
Pactiv Corp. * (g)                                                   5,029                                                      122
Pall Corp.                                                           4,372                                                      132
Parametric Technology Corp. *                                        3,823                                                       57
Parker Hannifin Corp.                                                4,203                                                      341
Patterson Cos, Inc. * (g)                                            4,853                                                      158
Paychex, Inc.                                                       11,705                                                      473

People's Energy Corp.                                                1,339                                                       49
Pepsi Bottling Group, Inc.                                           4,812                                                      154
PepsiCo, Inc.                                                       58,511                                                    3,408
PerkinElmer, Inc.                                                    4,591                                                       98
Pfizer, Inc.                                                       259,354                                                    6,569
PG&E Corp. (g)                                                      12,452                                                      496
Phelps Dodge Corp.                                                   7,128                                                      614
Pinnacle West Capital Corp.                                          3,475                                                      139
Pitney Bowes, Inc.                                                   8,006                                                      335
Plum Creek Timber Co., Inc.                                          6,460                                                      234
PMC-Sierra, Inc. *                                                   6,431                                                       80
PNC Financial Services Group                                        10,257                                                      733
PPG Industries, Inc.                                                 5,862                                                      393
PPL Corp.                                                           13,342                                                      387
Praxair, Inc.                                                       11,312                                                      635
Principal Financial Group (g)                                        9,833                                                      505
Procter & Gamble Co.                                               115,959                                                    6,750
Progress Energy, Inc.                                                8,833                                                      378
Progressive Corp.                                                    6,923                                                      751
Prudential Financial, Inc. (g)                                      17,396                                                    1,359
Public Service Enterprise Group, Inc.                                8,799                                                      552
Public Storage, Inc.                                                 2,902                                                      223
Pulte Homes, Inc.                                                    7,530                                                      281
QLogic Corp. *                                                       5,648                                                      118
QUALCOMM, Inc.                                                      58,411                                                    2,999
Quest Diagnostics, Inc.                                              5,816                                                      324
Qwest Communications International,                                 54,184                                                      364
Inc. *
R.R. Donnelley & Sons Co.                                            7,627                                                      257
RadioShack Corp.                                                     4,725                                                       80
Raytheon Co.                                                        15,679                                                      694
Regions Financial Corp.                                             16,072                                                      587
Reynolds American, Inc.                                              3,001                                                      329
Robert Half International, Inc.                                      5,977                                                      253
Rockwell Automation, Inc.                                            6,287                                                      456
Rockwell Collins, Inc.                                               6,063                                                      347
Rohm & Haas Co.                                                      5,055                                                      256
Rowan Cos., Inc.                                                     3,841                                                      170
Ryder Systems, Inc.                                                  2,252                                                      117
Sabre Group Holdings Corp., Class A                                  4,606                                                      106
SAFECO Corp.                                                         4,336                                                      225
Safeway, Inc.                                                       15,769                                                      396
SanDisk Corp. *                                                      6,491                                                      414
Sanmina-SCI Corp. *                                                 18,448                                                       96
Sara Lee Corp.                                                      26,658                                                      476
Schering-Plough Corp.                                               51,871                                                    1,002
Schlumberger, Ltd. (g)                                              41,748                                                    2,886
Sealed Air Corp.                                                     2,857                                                      155
Sears Holdings Corp. * (g)                                           3,503                                                      503
Sempra Energy                                                        9,023                                                      415
Sherwin-Williams Co.                                                 3,940                                                      201
Sigma-Aldrich Corp.                                                  2,360                                                      162
SLM Corp.                                                           14,647                                                      775
Snap-On, Inc.                                                        2,033                                                       84
Solectron Corp. *                                                   32,065                                                      128
Southern Co.                                                        26,025                                                      839
Southwest Airlines Co.                                              25,433                                                      413
Sovereign Bancorp, Inc.                                             12,535                                                      278
Sprint Nextel Corp. (g)                                            104,604                                                    2,594
St. Jude Medical, Inc. *                                            12,866                                                      508
St. Paul Cos.                                                       24,689                                                    1,087
Stanley Works                                                        2,553                                                      133

Staples, Inc.                                                       25,670                                                      678
Starbucks Corp. * (g)                                               26,971                                                    1,005
Starwood Hotels & Resorts Worldwide,                                 7,695                                                      442
Inc.
State Street Corp.                                                  11,774                                                      769
Stryker Corp.                                                       10,234                                                      448
Sun Microsystems, Inc. *                                           123,285                                                      616
Sunoco, Inc.                                                         4,778                                                      387
SunTrust Banks, Inc.                                                13,030                                                    1,008
SUPERVALU, Inc. (g)                                                  4,780                                                      139
Symantec Corp. *                                                    36,717                                                      601
Symbol Technologies, Inc.                                            8,808                                                       94
Synovus Financial Corp.                                             10,961                                                      307
Sysco Corp.                                                         21,771                                                      651
T. Rowe Price Group, Inc.                                            4,587                                                      386
Target Corp.                                                        31,166                                                    1,655
Teco Energy, Inc. (g)                                                7,304                                                      117
Tektronix, Inc.                                                      2,927                                                      103
Tellabs, Inc. * (g)                                                 15,740                                                      249
Temple-Inland, Inc.                                                  3,939                                                      183
Tenet Healthcare Corp. *                                            16,475                                                      137
Teradyne, Inc. * (g)                                                 6,911                                                      117
Texas Instruments, Inc.                                             56,240                                                    1,952
Textron, Inc.                                                        4,646                                                      418
The Black & Decker Corp.                                             2,752                                                      258
The E.W. Scripps Co., Class A (g)                                    2,986                                                      138
The Hershey Company                                                  6,356                                                      339
The Walt Disney Co.                                                 68,092                                                    1,904
Thermo Electron Corp. *                                              5,692                                                      219
Tiffany & Co.                                                        4,992                                                      174
Time Warner, Inc.                                                  158,812                                                    2,762
TJX Companies, Inc.                                                 16,169                                                      390
Torchmark Corp.                                                      3,642                                                      219
Transocean, Inc. *                                                  11,585                                                      939
Tribune Co. (g)                                                      9,189                                                      265
TXU Corp.                                                           16,320                                                      810
Tyco International Ltd.                                             71,278                                                    1,878
Tyson Foods, Inc., Class A (g)                                       8,834                                                      129
U.S. Bancorp. (g)                                                   63,749                                                    2,004
U.S.T., Inc.                                                         5,741                                                      252
Union Pacific Corp.                                                  9,299                                                      848
Unisys Corp. * (g)                                                  11,978                                                       75
United Parcel Service, Inc.                                         38,414                                                    3,115
United States Steel Corp. (g)                                        3,980                                                      273
United Technologies Corp.                                           35,752                                                    2,246
UnitedHealth Group, Inc.                                            47,865                                                    2,380
Univision Communications, Inc. *                                     7,847                                                      280
UNUMProvident Corp.                                                 10,460                                                      212
V.F. Corp.                                                           3,122                                                      191
Valero Energy                                                       21,926                                                    1,419
VeriSign, Inc. *                                                     8,988                                                      211
Verizon Communications, Inc.                                       103,214                                                    3,409
Viacom Inc., Class B *                                              27,120                                                    1,080
Vulcan Materials Co.                                                 3,574                                                      304
W.W. Grainger, Inc.                                                  2,668                                                      205
Wachovia Corp.                                                      57,122                                                    3,419
Wal-Mart Stores, Inc.                                               88,039                                                    3,965
Walgreen Co.                                                        35,522                                                    1,489
Washington Mutual, Inc.                                             35,011                                                    1,578
Waste Management, Inc.                                              19,368                                                      726
Waters Corp. *                                                       3,884                                                      176
Watson Pharmaceuticals, Inc. *                                       3,559                                                      101

Weatherford International, Ltd. * (g)                               12,201                                                      646
WellPoint, Inc. *                                                   23,163                                                    1,645
Wells Fargo & Co.                                                   59,017                                                    4,054
Wendy's International, Inc.                                          4,080                                                      252
Weyerhaeuser Co.                                                     8,537                                                      602
Whirlpool Corp.                                                      2,704                                                      243
Whole Foods Market, Inc.                                             4,831                                                      297
Williams Cos., Inc. (g)                                             20,975                                                      459
Wm. Wrigley Jr. Co.                                                  6,297                                                      296
Wm. Wrigley Jr. Co., Class B                                         1,574                                                       74
Wyeth                                                               47,444                                                    2,309
Xcel Energy, Inc.                                                   14,140                                                      266
Xerox Corp. * (g)                                                   32,618                                                      458
Xilinx, Inc. (g)                                                    12,232                                                      338
XL Capital Ltd., Class A (g)                                         6,120                                                      403
XTO Energy, Inc.                                                    12,747                                                      540
Yahoo, Inc. * (g)                                                   44,317                                                    1,453
YUM! Brands, Inc.                                                    9,604                                                      496
Zimmer Holdings, Inc. *                                              8,696                                                      547
Zions Bancorporation                                                 3,665                                                      304
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                         416,607
                                                                                                                           --------

REAL ESTATE INVESTMENT TRUSTS  (0.6%)
Archstone-Smith Trust                                                7,775                                                      380
Equity Residential Properties Trust                                 10,114                                                      454
Kimco Realty Corp.                                                   7,079                                                      263
ProLogis                                                             8,546                                                      429
Simon Property Group, Inc. (g)                                       6,544                                                      536
Vornado Realty Trust                                                 4,144                                                      396
                                                                                                                           --------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                                           2,458
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (2.1%)
Fifth Third Institutional Money Market Fund                      8,858,713                                                    8,859
                                                                                                                           --------

TOTAL INVESTMENTS IN AFFILIATES                                                                                               8,859
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (8.7%)
Pool of various securities for Fifth Third Funds                    37,359                                                   37,359
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        37,359
                                                                                                                           --------



TOTAL (COST $231,915)   -   108.6%                                                                                         $465,283
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD BALANCED FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT                                                   VALUE
COMMON STOCKS  (64.3%)
Adobe Systems, Inc. *                                               22,000                                                 $    862
Anixter International, Inc.                                         15,000                                                      763
Associated Banc-Corp.                                               35,000                                                    1,184
Becton, Dickinson & Co.                                             15,000                                                      946
Best Buy Co., Inc.                                                  22,000                                                    1,247
Boeing Co.                                                          10,300                                                      860
Chemed Corp.                                                        21,000                                                    1,144
ConocoPhillips                                                      16,000                                                    1,071
Covance, Inc. *                                                     18,000                                                    1,050
Dean Foods Co. *                                                    25,000                                                      990
Deere & Co.                                                         13,000                                                    1,141
Ecolab, Inc.                                                        29,000                                                    1,096
Emerson Electric Corp.                                               8,000                                                      680
Exelon Corp.                                                        20,000                                                    1,080
Fastenal Co. (g)                                                    25,000                                                    1,170
Fiserv, Inc. *                                                      20,000                                                      902
Gardner Denver, Inc. *                                              14,000                                                    1,043
Goldman Sachs Group, Inc.                                            7,500                                                    1,202
Grant Prideco, Inc. *                                               20,000                                                    1,024
Halliburton Co.                                                     10,700                                                      836
Helmerich & Payne, Inc.                                             12,000                                                      873
Hormel Foods Corp.                                                  30,000                                                    1,007
IDEX Corp.                                                          19,000                                                      965
Illinois Tool Works, Inc.                                           13,500                                                    1,386
Johnson Controls, Inc.                                              17,000                                                    1,386
Joy Global, Inc.                                                    11,000                                                      723
Kellogg Co.                                                         23,500                                                    1,089
Lincoln National Corp.                                              13,200                                                      766
Manpower, Inc.                                                      15,100                                                      984
McDonald's Corp.                                                    37,000                                                    1,278
Medtronic, Inc.                                                     15,000                                                      752
Meredith Corp.                                                      20,000                                                      992
Merrill Lynch & Co., Inc.                                           15,000                                                    1,144
MGIC Investment Corp.                                               11,000                                                      778
Microsoft Corp.                                                     40,000                                                      966
Motorola, Inc.                                                      45,000                                                      961
Noble Corp.                                                         13,000                                                    1,026
Northern Trust Corp. (g)                                            22,000                                                    1,295
Nuveen Investments, Inc.                                            25,000                                                    1,203
Oracle Corp. *                                                      53,500                                                      781
Oshkosh Truck Corp.                                                 15,000                                                      918
Patterson Cos, Inc. * (g)                                           22,000                                                      717
Peabody Energy Corp.                                                16,000                                                    1,022
PepsiCo, Inc.                                                       15,000                                                      874
Procter & Gamble Co.                                                22,500                                                    1,310
Prudential Financial, Inc. (g)                                      11,000                                                      859
QUALCOMM, Inc.                                                      24,000                                                    1,231
Regal-Beloit Corp. (g)                                              19,000                                                      887
Reynolds American, Inc. (g)                                          9,000                                                      987
Rockwell Automation, Inc.                                           18,000                                                    1,305
St. Jude Medical, Inc. *                                            25,000                                                      986
State Street Corp.                                                  19,000                                                    1,240
Stericycle, Inc. * (g)                                              17,000                                                    1,119
Target Corp.                                                        20,000                                                    1,062
Tellabs, Inc. * (g)                                                 52,000                                                      824
Texas Instruments, Inc.                                             22,250                                                      772
U.S. Bancorp.                                                       24,700                                                      777
Weatherford International, Ltd. * (g)                               26,000                                                    1,376
Wells Fargo & Co.                                                   11,700                                                      804
Wintrust Financial Corp.                                            17,000                                                      880
Wisconsin Energy Corp.                                              24,000                                                      937
Wm. Wrigley Jr. Co., Class B                                         2,000                                                       94
Zions Bancorporation                                                11,000                                                      913
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                          62,540
                                                                                                                           --------
CORPORATE BONDS  (28.0%)
American Home Mortgage Investment                                    1,500                                                    1,413
Trust, Series 2005-2, Class 5A4D,
5.33%, 9/25/35 (d)
AOL Time Warner, Inc., 7.70%,                                          125                                                      137
5/1/32
Bank One Capital III, 8.75%, 9/1/30                                    675                                                      846
Bear Stearns Adjustable Rate Mortgage                                  674                                                      659
Trust, Series 2004-10, Class 12A3,
4.67%, 1/25/35 (d)
Bear Stearns Adjustable Rate Mortgage                                  982                                                      963
Trust, Series 2005-12, Class 13A1,
5.48%, 2/25/36 (d)
Bear Stearns Alternative-A Trust, Series                               501                                                      502
2005-9, 5.85%, 11/25/35 (f)
Bear Stearns Commercial Mortgage                                       401                                                      409
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                                       700                                                      677
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41 (d)
Chase Mortgage Finance Corp., 5.00%,                                 1,590                                                    1,512
11/25/33
Chase Mortgage Finance Corp., Series                                 2,079                                                    2,058
2005-A1, Class 2A2, 5.26%, 12/25/35
(d)
Countrywide Alternative Loan Trust,                                    286                                                      287
6.50%, 9/25/34
Countrywide Alternative Loan Trust,                                    434                                                      429
Series 2005-74T1, Class A1, 6.00%,
1/25/36
Credit-Based Asset Servicing and                                       400                                                      389
Securitization, Series 2006-CB1, Class
AF4, 5.44%, 1/25/36
DaimlerChrysler, 8.50%, 1/18/31                                         65                                                       75
Duke Energy Corp., 6.45%, 10/15/32                                     225                                                      225
First Union-Lehman Brothers, 7.00%,                                    630                                                      691
4/18/29 (e)
Gazprom International, 7.20%, 2/1/20                                   110                                                      115
(e)
General Electric Capital Corp., 6.75%,                                 175                                                      189
3/15/32
General Motors Acceptance Corp.,                                       383                                                      383
Mortgage Corp. Loan Trust, 5.05%,
12/25/20 (d)

General Motors Acceptance Corp.,                                       385                                                      377
Mortgage Corp. Loan Trust, 4.34%,
11/1/34
General Motors Acceptance Corp.,                                     1,000                                                    1,002
Mortgage Corp. Loan Trust, 5.01%,
3/25/35 (d)
Green Tree Financial Corp., 7.60%,                                     270                                                      275
6/15/25
Green Tree Financial Corp., Series                                      81                                                       81
1998-6, Class A6, 6.27%, 6/1/30
Greenwich Capital Commercial Funding                                 1,000                                                      967
Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35
Greenwich Capital Commercial Funding                                   700                                                      682
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                              1,000                                                      977
2004-GG2, Class A3, 4.60%, 8/10/38
IBM Corp., 5.88%, 11/29/32                                             250                                                      240
IndyMac Index Mortgage Loan Trust,                                     382                                                      382
Series 2005-AR9, 5.46%, 7/25/35
JP Morgan Mortgage Trust, Series                                       419                                                      409
2005-A1, Class 2A1, 4.88%, 2/25/35
JP Morgan Mortgage Trust, Series                                     2,000                                                    1,929
2005-A2, 4.93%, 4/25/35
Lockheed Martin Corp., 7.75%, 5/1/26                                   180                                                      209
Morgan Stanley Capital I, 5.11%,                                       800                                                      768
6/15/40
Morgan Stanley Dean Witter Capital I,                                  700                                                      668
4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                                    845                                                      818
5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28                                        205                                                      206
Navistar Financial Corp. Owner Trust,                                1,068                                                    1,069
5.10%, 4/15/08 (d) (f)
Pemex Master Trust, 6.13%, 8/15/08                                     175                                                      176
Residential Accredit Loans, Inc., 5.09%,                               759                                                      759
 3/25/34 (d) (f)
Residential Asset Securities Corp.,                                    183                                                      183
5.20%, 3/25/34 (d) (f)
Trans-Canada Pipeline, 5.60%,                                          195                                                      180
3/31/34
Truck Retail Installment Paper Corp.,                                2,000                                                    2,005
5.17%, 12/15/16 (d) (e) (f)
UBS Preferred Funding Trust I, 8.62%,                                  250                                                      277
10/1/10 (d)
Washington Mutual, Series 2004-AR3,                                    395                                                      385
Class A-2, 4.24%, 6/25/34
YUM! Brands Inc., 7.70%, 7/1/12                                        250                                                      270
                                                                                                                           --------
TOTAL CORPORATE BONDS                                                                                                        27,253
                                                                                                                           --------

FOREIGN BONDS  (0.3%)
France Telecom, 8.75%, 3/1/31                                          200                                                      246
                                                                                                                           --------
TOTAL FOREIGN BONDS                                                                                                             246
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (3.5%)
Fifth Third Institutional Money Market Fund                      3,384,799                                                    3,385
                                                                                                                           --------

TOTAL INVESTMENTS IN AFFILIATES                                                                                               3,385
                                                                                                                           --------

MUTUAL FUNDS  (0.7%)
Materials Select Sector SPDR Trust                                  20,200                                                      677
                                                                                                                           --------
TOTAL MUTUAL FUNDS                                                                                                              677
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (7.4%)
Pool of various securities for Fifth Third Funds                     7,188                                                    7,188
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         7,188
                                                                                                                           --------

TREASURY BONDS  (0.3%)
5.25%, 2/15/29                                                         325                                                      323
                                                                                                                           --------
TOTAL TREASURY BONDS                                                                                                            323
                                                                                                                           --------

U.S. GOVERNMENT AGENCIES  (10.7%)
FANNIE MAE  (7.4%)
6.50%, 6/1/16                                                           21                                                       21
5.50%, 1/1/18                                                          262                                                      260
4.50%, 5/1/18 TBA                                                    1,750                                                    1,666
5.50%, 11/1/18                                                         478                                                      475
5.50%, 2/1/25                                                          253                                                      248
5.00%, 5/1/25                                                          456                                                      436
7.50%, 6/1/27                                                           36                                                       38
7.50%, 12/1/27                                                           7                                                        7
7.50%, 12/1/27                                                          97                                                      102
7.00%, 9/1/31                                                          178                                                      184
7.00%, 6/1/32                                                           15                                                       15
5.50%, 6/1/33 TBA                                                    2,000                                                    1,942
6.00%, 8/25/33 (d)                                                     454                                                      435
7.00%, 9/1/34                                                           17                                                       18
6.00%, 7/1/35                                                          700                                                      698
6.00%, 9/1/35                                                          680                                                      677
                                                                                                                           --------
                                                                                                                              7,222
                                                                                                                           --------
FREDDIE MAC  (3.1%)
4.50%, 8/15/16                                                       1,585                                                    1,505
7.50%, 7/1/27                                                           13                                                       13
7.50%, 8/1/27                                                           47                                                       49
7.50%, 11/1/27                                                          31                                                       32
7.50%, 12/1/27                                                          61                                                       64
6.50%, 5/1/31                                                          187                                                      190
6.50%, 11/1/31                                                         575                                                      587
7.00%, 1/1/32                                                            8                                                        8
7.00%, 8/1/32                                                           36                                                       37
4.50%, 6/1/34                                                          180                                                      165
4.50%, 9/1/34                                                          223                                                      205
6.00%, 10/1/34                                                         149                                                      149
                                                                                                                           --------
                                                                                                                              3,004
                                                                                                                           --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (0.2%)
6.50%, 4/15/32                                                         124                                                      128
7.00%, 7/20/32                                                          87                                                       89
                                                                                                                           --------
                                                                                                                                217
                                                                                                                           --------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               10,443
                                                                                                                           --------

TOTAL (COST $108,233)   -   115.2%                                                                                         $112,055
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICRO CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                                                     VALUE
COMMON STOCKS  (95.6%)
A. T. Cross Co., Class A *                                         155,000                                                 $    853
ActivIdentity Corp. *                                              324,000                                                    1,416
American Bancorp Of New Jersey, Inc.                                87,600                                                      994

Analysts International Corp. *                                     244,000                                                      683
Anaren, Inc. *                                                      40,000                                                      822
Angelica Corp.                                                      23,200                                                      471
APAC Customer Services, Inc. *                                     563,000                                                    1,075
Apogee Enterprises, Inc.                                           165,000                                                    2,678
Applied Films Corp. *                                               71,000                                                    1,557
At Road, Inc. *                                                    253,000                                                    1,422
Audiovox Corp., Class A *                                           90,000                                                    1,093
B of I Holding, Inc. *                                             151,000                                                    1,193
Benihana, Inc., Class A *                                           59,000                                                    2,115
Berkshire Hills Bancorp, Inc.                                       51,000                                                    1,752
BioScrip, Inc. *                                                   367,721                                                    2,037
Bombay Co., Inc. * (g)                                             600,000                                                    1,752
Boykin Lodging Co. *                                                87,000                                                      863
Bradley Pharmaceuticals, Inc. * (g)                                 81,000                                                    1,202
Brush Engineered Materials, Inc. * (g)                              52,000                                                    1,212
BUCA, Inc. *                                                       181,000                                                    1,028
CalAmp Corp. *                                                      68,000                                                      916
Calgon Carbon Corp. (g)                                            268,000                                                    2,007
CBIZ, Inc. *                                                       162,000                                                    1,351
Celadon Group, Inc. *                                               63,000                                                    1,712
Center Bancorp, Inc. (g)                                            88,000                                                    1,118
Cepheid, Inc. *                                                     58,000                                                      528
Compudyne Corp. * (g)                                              117,000                                                      847
Crawford & Co., Class A                                              8,200                                                       49
Crawford & Co., Class B                                            167,800                                                    1,014
Cutter & Buck, Inc.                                                 79,434                                                      953
Deb Shops, Inc.                                                     32,000                                                      934
DHB Industries, Inc. *                                             285,000                                                    1,086
Digimarc Corp. *                                                   177,000                                                    1,204
Dot Hill Systems Corp. *                                           197,000                                                      896
EFJ, Inc. *                                                        137,000                                                    1,400
Emerson Radio Corp. * (g)                                          360,000                                                    1,209
Frisch's Restaurants, Inc.                                           6,000                                                      141
Government Properties Trust, Inc.                                  196,000                                                    1,691
Hancock Fabrics, Inc. (g)                                          505,000                                                    1,772
Hartmarx Corp. *                                                   243,000                                                    2,090
Heidrick & Struggles International, Inc.                            13,000                                                      470
*
Hooper Holmes, Inc.                                                352,000                                                    1,038
InFocus Corp. *                                                    224,000                                                    1,091
Input/Output, Inc. * (g)                                           264,000                                                    2,661
Jameson Inns, Inc. * (g)                                           145,700                                                      356
K2, Inc. * (g)                                                      82,000                                                      967
KMG America Corp. *                                                123,000                                                    1,114
KVH Industries, Inc. * (g)                                          61,000                                                      659
Lazare Kaplan International, Inc. *                                116,000                                                      940

LESCO, Inc. *                                                      124,000                                                    2,066
Lightbridge, Inc. *                                                 81,000                                                    1,030
Lydall, Inc. *                                                     101,000                                                      940
MAIR Holdings, Inc. *                                               73,000                                                      371
Material Sciences Corp. *                                          216,000                                                    2,227
Maxwell Technologies, Inc. * (g)                                   103,000                                                    1,999
Meade Instruments Corp. *                                          344,000                                                    1,025
Meadowbrook Insurance Group *                                      206,000                                                    1,473
Medical Action Industries, Inc. *                                   63,000                                                    1,507
MEDTOX Scientific, Inc. *                                          129,000                                                    1,205
MHI Hospitality Corp.                                              148,000                                                    1,338
Michael Baker Corp. *                                               24,000                                                      672
Monterey Pasta Co. *                                               343,000                                                    2,007
Nanometrics, Inc. *                                                 61,000                                                      841
National Atlantic Holdings Corp. *                                 201,000                                                    1,999
National Dentex Corp. *                                             91,000                                                    2,151
North Pointe Holdings Corp. *                                       80,800                                                    1,053
Northwest Pipe Co. *                                                23,500                                                      693
Olympic Steel, Inc.                                                 15,000                                                      473
On Assignment, Inc. *                                              160,000                                                    2,081
OSI Systems, Inc. * (g)                                            116,000                                                    2,211
Osteotech, Inc. *                                                  353,000                                                    1,582
Perceptron, Inc. *                                                  88,213                                                      700
Pharmacopeia, Inc. *                                               192,000                                                    1,185
Plato Learning, Inc. *                                             214,000                                                    2,140
Poore Brothers, Inc. *                                             487,000                                                    1,412
Powell Industries, Inc. *                                           63,000                                                    1,549
ProCentury Corp.                                                   111,800                                                    1,487
R.G. Barry Corp. *                                                 109,000                                                      702
Rehabcare Group, Inc. *                                             54,000                                                      887
Rewards Network, Inc. *                                            171,000                                                    1,400
Rockford Corp. * (g)                                               198,000                                                      723
Rocky Shoes & Boots, Inc. * (g)                                     60,000                                                    1,481
Russ Berrie & Co., Inc. *                                           77,000                                                    1,020
Sea Containers, Ltd.                                               139,000                                                      976
SEMCO Energy, Inc. *                                               172,500                                                      932
SonicWALL, Inc. *                                                  330,000                                                    2,802
Southcoast Financial Corp. *                                        44,400                                                    1,143
Standard Register Co.                                               79,000                                                    1,078
StealthGas, Inc.                                                    27,000                                                      365
Stepan Co.                                                         129,000                                                    4,070
Storm Cat Energy Corp. *                                            74,800                                                      208
Strategic Distribution, Inc. *                                      36,763                                                      419
Superior Uniform Group, Inc.                                        56,000                                                      679
SupportSoft, Inc. *                                                354,000                                                    1,618
Symmetricom, Inc. *                                                260,000                                                    2,106
Synplicity, Inc. *                                                 165,000                                                    1,081
Tasty Baking Co.                                                    83,000                                                      717
Texas United Bancshares, Inc.                                       58,000                                                    1,198
The Rowe Cos. *                                                    195,000                                                      314
Top Tankers, Inc. (g)                                              102,000                                                      764
U. S. Concrete, Inc. *                                              49,000                                                      672
U.S. Xpress Enterprises, Inc., A Shares                             81,000                                                    1,591
*
Universal Electronics, Inc. *                                       31,000                                                      537
Vignette Corp. *                                                    31,000                                                      491
White Electronic Designs Corp. *                                   193,000                                                    1,105
Willbros Group, Inc. *                                             101,000                                                    2,232
Wolverine Tube, Inc. * (g)                                         253,000                                                      817
Zomax, Inc. *                                                      330,000                                                      601
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                         132,578
                                                                                                                           --------

INVESTMENT COMPANIES  (0.9%)
Equus II, Inc.                                                     120,801                                                      914
MVC Capital, Inc.                                                   30,000                                                      369
                                                                                                                           --------
TOTAL INVESTMENT COMPANIES                                                                                                    1,283
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (3.8%)
Fifth Third Institutional Money Market Fund                      5,326,813                                                    5,327
                                                                                                                           --------

TOTAL INVESTMENTS IN AFFILIATES                                                                                               5,327
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (11.2%)
Pool of various securities for Fifth Third Funds                    15,539                                                   15,539
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        15,539
                                                                                                                           --------


TOTAL (COST $121,411)   -   111.5%                                                                                         $154,727
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD SMALL CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                   SHARES
                                                                     OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                  VALUE
COMMON STOCKS  (96.2%)
Agilysys, Inc.                                                      38,800                                                 $    562
American Axle & Manufacturing                                       35,625                                                      627
Holdings, Inc. (g)
Andrew Corp. *                                                     199,300                                                    2,109
Anixter International, Inc. (g)                                     38,625                                                    1,964
Applied Films Corp. *                                               82,100                                                    1,800
Arkansas Best Corp.                                                 32,400                                                    1,391
Asset Acceptance Capital Corp. *                                    65,300                                                    1,364
Axcelis Technologies, Inc. *                                       263,799                                                    1,554
Big Lots, Inc. * (g)                                               175,000                                                    2,529
Black Hills Corp.                                                   30,100                                                    1,095
Bob Evans Farms, Inc.                                               81,825                                                    2,363
Casey's General Stores, Inc.                                        61,500                                                    1,315
Cash America International, Inc.                                    51,175                                                    1,683
Coca-Cola Femsa, SA de CV ADR *                                     86,700                                                    2,792
Coeur d'Alene Mines Corp. * (g)                                    196,150                                                    1,369
Community Bank System, Inc.                                        120,675                                                    2,477
Cost Plus, Inc. * (g)                                              114,650                                                    2,018
Credence Systems Corp. *                                           215,800                                                    1,530
CTS Corp.                                                          101,500                                                    1,432
Dot Hill Systems Corp. *                                           170,000                                                      774
Endurance Specialty Holdings, Ltd.                                  53,575                                                    1,659
EnerSys *                                                          157,100                                                    2,203
Georgia Gulf Corp.                                                 101,100                                                    2,999
Glatfelter                                                         116,675                                                    2,184
Headwaters, Inc. * (g)                                              20,000                                                      674
Houston Exploration Co. *                                           25,000                                                    1,398
Input/Output, Inc. * (g)                                           210,550                                                    2,122
Inter-Tel, Inc. (g)                                                 61,725                                                    1,416
Invacare Corp.                                                      86,150                                                    2,640
Iowa Telecommunications Services,                                  100,150                                                    1,807
Inc.
Irwin Financial Corp.                                              133,125                                                    2,444
Jackson Hewitt Tax Service, Inc.                                    61,400                                                    1,835
Journal Communications, Inc.                                       132,625                                                    1,556
Kellwood Co. (g)                                                    74,325                                                    2,381
Kindred Healthcare, Inc. *                                          92,750                                                    2,250
Kronos, Inc. *                                                      60,300                                                    2,751
Lubrizol Corp.                                                      52,675                                                    2,297
Molina Healthcare, Inc. *                                           92,775                                                    3,034
Nash Finch Co. (g)                                                 100,600                                                    2,324
Pacific Sunwear of California, Inc. *                              116,900                                                    2,724
Performance Food Group Co. *                                        92,000                                                    2,824
Perry Ellis International, Inc. *                                   77,500                                                    1,775
Photronics, Inc. *                                                  60,700                                                    1,091
Piper Jaffray Cos., Inc. *                                          11,025                                                      771
Platinum Underwriters Holdings,                                    100,000                                                    2,757
Ltd.
Polyone Corp. * (g)                                                229,200                                                    2,035
Quebecor World, Inc.                                               245,000                                                    2,736

Sanderson Farms, Inc. (g)                                           62,500                                                    1,657
Schweitzer-Mauduit International,                                  111,400                                                    2,697
Inc.
Scottish Re Group, Ltd. (g)                                         74,000                                                    1,719
Semitool, Inc. *                                                   172,500                                                    1,602
Service Corp. International                                        315,400                                                    2,539
South Financial Group, Inc.                                         59,000                                                    1,601
Swift Transportation Co., Inc. *                                    54,100                                                    1,620
Tennant Co.                                                         38,350                                                    1,952
The Steak n Shake Co. *                                            155,000                                                    2,961
Tidewater, Inc.                                                     24,000                                                    1,398
Tsakos Energy Navigation, Ltd.                                      56,225                                                    2,157
UCBH Holdings, Inc.                                                164,425                                                    2,909
Vectren Corp.                                                       45,200                                                    1,208
Veritas DGC, Inc. *                                                 45,625                                                    2,186
Westar Energy, Inc.                                                 52,100                                                    1,091
Wintrust Financial Corp. (g)                                        63,400                                                    3,281
Wireless Facilities, Inc. *                                        242,700                                                    1,061
WPS Resources Corp. (g)                                             21,175                                                    1,059
YRC Worldwide, Inc. * (g)                                           34,400                                                    1,445
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                         125,578
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (4.4%)
Fifth Third Institutional Money Market Fund                      5,765,908                                                    5,766
                                                                                                                           --------

TOTAL INVESTMENTS IN AFFILIATES                                                                                               5,766
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (14.8%)
Pool of various securities for Fifth Third Funds                    19,368                                                   19,368
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        19,368
                                                                                                                           --------

TOTAL (COST $140,620)    -   115.4%                                                                                        $150,712
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MULTI CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                                                     VALUE
COMMON STOCKS  (98.8%)
Abbott Laboratories                                                 53,700                                                 $  2,295
Alcoa, Inc.                                                        107,600                                                    3,635
Alltel Corp.                                                        53,900                                                    3,470
American Electric Power Co. (g)                                     48,800                                                    1,633
American Express Co.                                                48,800                                                    2,626
American International Group, Inc.                                 104,400                                                    6,813
Anadarko Petroleum Corp.                                            39,000                                                    4,088
Andrew Corp. * (g)                                                 195,200                                                    2,065
Applera Corp.- Celera Genomics Group                                49,500                                                      594
*
Applied Materials, Inc.                                            224,500                                                    4,029
Archer-Daniels-Midland Co.                                         117,100                                                    4,255
Autoliv, Inc.                                                       25,000                                                    1,383
Bank of America Corp.                                              146,400                                                    7,308
Bank of New York Co., Inc.                                         205,000                                                    7,206
Big Lots, Inc. * (g)                                               209,800                                                    3,032
Bob Evans Farms, Inc. (g)                                          122,000                                                    3,523
Borg Warner, Inc.                                                   48,800                                                    2,963
Bristol-Myers Squibb Co.                                            72,000                                                    1,827
Cadbury Schweppes PLC ADR                                           58,600                                                    2,342
Carnival Corp.                                                      14,600                                                      684
Charles Schwab Corp.                                               244,000                                                    4,368
Chevron Corp.                                                       78,100                                                    4,766
CIGNA Corp.                                                         43,900                                                    4,697
Coherent, Inc. * (g)                                                97,600                                                    3,611
ConAgra, Inc.                                                      195,200                                                    4,427
ConocoPhillips                                                     107,400                                                    7,185
CSX Corp. (g)                                                       43,900                                                    3,007
Deere & Co.                                                         58,600                                                    5,144
Dover Corp.                                                         39,000                                                    1,940
Dow Chemical Co.                                                    68,600                                                    2,786
Duke Energy Corp.                                                  107,400                                                    3,127
E*TRADE Financial Corp. *                                          145,800                                                    3,628
E. I. du Pont de Nemours & Co. (g)                                  65,400                                                    2,884
EMC Corp. *                                                        161,000                                                    2,175
Federated Department Stores, Inc.                                   33,465                                                    2,605
Florida East Coast Industries, Inc.                                 73,200                                                    4,092
Foot Locker, Inc.                                                   78,100                                                    1,810
General Dynamics Corp.                                              68,400                                                    4,488
General Electric Corp.                                             107,400                                                    3,715
Georgia Gulf Corp.                                                  44,500                                                    1,320
Global Industries, Ltd. *                                          146,400                                                    2,323
Goldman Sachs Group, Inc. (g)                                       15,000                                                    2,404
H.J. Heinz Co.                                                      68,300                                                    2,835
Harris Corp.                                                       102,500                                                    4,773
Hartford Financial Services Group, Inc.                             39,000                                                    3,585

Health Management Associates, Inc.,                                 93,300                                                    1,932
Class A
Hewlett-Packard Co.                                                136,600                                                    4,435
Home Depot, Inc. (g)                                                87,800                                                    3,506

Honda Motor Co., Ltd.                                               73,200                                                    2,593
Honeywell International, Inc.                                      146,400                                                    6,222
Horace Mann Educators Corp.                                         89,700                                                    1,562
IBM Corp.                                                           68,300                                                    5,624
Input/Output, Inc. * (g)                                            48,800                                                      492
Intel Corp.                                                        122,000                                                    2,438
J.P. Morgan Chase & Co.                                            195,200                                                    8,858
JAKKS Pacific, Inc. * (g)                                           97,600                                                    2,213
Jones Apparel Group, Inc.                                           48,800                                                    1,676
K2, Inc. * (g)                                                      63,400                                                      747
Kerr-McGee Corp.                                                    34,015                                                    3,397
KeyCorp                                                             97,600                                                    3,730
Laboratory Corp. of America Holdings *                              43,900                                                    2,507
(g)
Lubrizol Corp.                                                      83,000                                                    3,619
Manpower, Inc.                                                      48,800                                                    3,179
Marathon Oil Corp.                                                  92,100                                                    7,309
Masco Corp.                                                         73,200                                                    2,335
McDonald's Corp.                                                   107,400                                                    3,713
Methode Electronics, Inc.                                          161,000                                                    1,578
MetLife, Inc.                                                       43,900                                                    2,287
Molson Coors Brewing Co., Class B                                   24,400                                                    1,802
Motorola, Inc.                                                      73,200                                                    1,563
National City Corp. (g)                                             98,200                                                    3,624
Natuzzi S.p.A. ADR                                                  39,000                                                      289
New York Community Bancorp, Inc.                                    97,600                                                    1,680
(g)
New York Times Co. (g)                                              97,600                                                    2,420
NiSource, Inc.                                                      83,000                                                    1,752
Pall Corp.                                                         156,200                                                    4,714
Parker Hannifin Corp.                                               24,400                                                    1,978
Payless ShoeSource, Inc. *                                          23,800                                                      547
Pepco Holdings, Inc. (g)                                           161,000                                                    3,716
Pfizer, Inc.                                                       195,200                                                    4,945
Piper Jaffray Cos., Inc. *                                          48,800                                                    3,411
Royal Dutch Shell PLC ADR, A                                        58,600                                                    3,992
Shares
Safeway, Inc.                                                      195,200                                                    4,906
Schering-Plough Corp.                                              165,900                                                    3,205
Schlumberger, Ltd.                                                  97,600                                                    6,749
Snap-On, Inc.                                                       29,300                                                    1,216
SonicWALL, Inc. *                                                   50,000                                                      425
Sprint Nextel Corp.                                                122,600                                                    3,040
Standard Register Co.                                              195,200                                                    2,664
Stanley Works (g)                                                   73,200                                                    3,825
SunTrust Banks, Inc.                                                43,900                                                    3,395
SUPERVALU, Inc. (g)                                                126,900                                                    3,681
Symmetricom, Inc. *                                                 98,200                                                      795
TD Ameritrade Holding Corp. *                                       97,000                                                    1,800
The Walt Disney Co.                                                131,800                                                    3,685
Tidewater, Inc.                                                     39,000                                                    2,271
Top Tankers, Inc. (g)                                               50,000                                                      375
Triad Hospitals, Inc. *                                             50,000                                                    2,060
Tronox, Inc., Class B *                                              6,858                                                      119
U.S. Bancorp.                                                       78,100                                                    2,455
Union Pacific Corp.                                                 58,600                                                    5,344
United States Steel Corp. (g)                                       48,800                                                    3,343
United Technologies Corp.                                           19,500                                                    1,225
Verizon Communications, Inc.                                       196,400                                                    6,488
Vishay Intertechnology, Inc. * (g)                                  73,200                                                    1,140
Wyeth                                                               39,000                                                    1,898
YRC Worldwide, Inc. * (g)                                           29,300                                                    1,231
                                                                                                                           --------

TOTAL COMMON STOCKS                                                                                                         333,186
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (1.2%)
Fifth Third Institutional Money Market Fund                      3,909,633                                                    3,910
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                               3,910
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (11.2%)
Pool of various securities for Fifth Third Funds                    37,909                                                   37,909
                                                                                                                           --------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        37,909
                                                                                                                           --------

TOTAL (COST $272,923)   -   111.2%                                                                                         $375,005
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                                                     VALUE
COMMON STOCKS  (96.8%)
3M Co.                                                             201,342                                                 $ 17,201
Abbott Laboratories                                                348,465                                                   14,893
Alcoa, Inc.                                                        219,521                                                    7,415
Alltel Corp.                                                        65,473                                                    4,214
American International Group, Inc.                                 153,673                                                   10,027
Anadarko Petroleum Corp.                                            87,698                                                    9,193
Bank of America Corp.                                              377,524                                                   18,847
Bank of New York Co., Inc.                                         436,758                                                   15,352
Bristol-Myers Squibb Co. (g)                                       285,335                                                    7,242
Carnival Corp. (g)                                                 130,655                                                    6,117
Chevron Corp.                                                      357,433                                                   21,811
CIT Group, Inc.                                                     65,091                                                    3,516
ConAgra, Inc.                                                      589,297                                                   13,366
ConocoPhillips                                                     359,221                                                   24,033
Deere & Co.                                                        131,565                                                   11,549
Dow Chemical Co. (g)                                               252,625                                                   10,258
E. I. du Pont de Nemours & Co.                                      88,041                                                    3,883
Edison International                                               132,345                                                    5,348
Exxon Mobil Corp.                                                  178,716                                                   11,273
Federated Department Stores, Inc.                                   33,963                                                    2,644
FirstEnergy Corp.                                                  155,748                                                    7,898
Fiserv, Inc. * (g)                                                 222,752                                                   10,042
Fortune Brands, Inc.                                                87,858                                                    7,055
FPL Group, Inc. (g)                                                177,090                                                    7,013
Gannett, Inc. (g)                                                  260,936                                                   14,351
General Dynamics Corp.                                             177,823                                                   11,668
H.J. Heinz Co.                                                     218,922                                                    9,087
Hartford Financial Services Group,                                 199,368                                                   18,328
Inc.
Health Management Associates, Inc.,                                261,925                                                    5,424
Class A
Honda Motor Co., Ltd.                                              439,405                                                   15,568
Honeywell International, Inc.                                      267,292                                                   11,360
IBM Corp. (g)                                                      110,304                                                    9,082
Intel Corp.                                                        438,191                                                    8,755
J.P. Morgan Chase & Co.                                            630,155                                                   28,596
KeyCorp                                                            132,911                                                    5,080
Laboratory Corp. of America                                         65,551                                                    3,743
Holdings * (g)
Lubrizol Corp.                                                     174,493                                                    7,610
Manpower, Inc.                                                      88,446                                                    5,762
Marathon Oil Corp.                                                 222,522                                                   17,659
McDonald's Corp.                                                   164,529                                                    5,688
MetLife, Inc. (g)                                                  442,520                                                   23,056
Molson Coors Brewing Co., Class B                                  218,325                                                   16,125
Morgan Stanley                                                     222,778                                                   14,325
National City Corp. (g)                                            397,532                                                   14,669
Parker Hannifin Corp.                                              110,883                                                    8,987
Pfizer, Inc.                                                       592,104                                                   14,998
R.R. Donnelley & Sons Co.                                           88,519                                                    2,982
Safeway, Inc.                                                      437,210                                                   10,987

Sprint Nextel Corp. (g)                                            356,145                                                    8,832
SunTrust Banks, Inc.                                               243,300                                                   18,814
The Black & Decker Corp.                                            65,779                                                    6,158
U.S.T., Inc.                                                       282,706                                                   12,419
United Technologies Corp.                                          161,912                                                   10,170
Verizon Communications, Inc.                                       489,720                                                   16,176
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                         606,649
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (3.1%)
Fifth Third Institutional Money Market Fund                     19,391,461                                                   19,391
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                              19,391
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (10.9%)
Pool of various securities for Fifth Third Funds                    68,467                                                   68,467
                                                                                                                           --------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        68,467
                                                                                                                           --------


TOTAL (COST $573,004)   -   110.8%                                                                                         $694,507
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES                                                    VALUE
INVESTMENTS IN AFFILIATES(h) (100.0%)
Fifth Third Disciplined Large Cap                                2,074,336                                                 $ 31,012
Value Fund
Fifth Third Institutional Money Market                          13,276,950                                                   13,277
Fund
Fifth Third International Equity Fund                            1,566,564                                                   21,039
Fifth Third Large Cap Core Fund                                  1,488,747                                                   23,090
Fifth Third Mid Cap Growth Fund                                    866,380                                                   16,002
Fifth Third Multi Cap Value Fund                                   466,462                                                   12,389
Fifth Third Quality Growth Fund *                                2,446,704                                                   42,329
Fifth Third Small Cap Growth Fund                                  526,743                                                    8,433
Fifth Third Small Cap Value Fund                                   281,397                                                    6,089
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                             173,660
                                                                                                                           --------


TOTAL (COST $140,095)   -   100.0%                                                                                         $173,660
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES                                                  VALUE
INVESTMENTS IN AFFILIATES(h)  (100.0%)
Fifth Third Bond Fund                                            1,422,679                                                 $ 13,772
Fifth Third Disciplined Large Cap                                3,264,000                                                   48,797
Value Fund
Fifth Third High Yield Bond Fund                                 1,820,574                                                   18,206
Fifth Third Institutional Money Market                          22,624,669                                                   22,625
Fund
Fifth Third Intermediate Bond Fund                               2,600,867                                                   24,734
Fifth Third International Equity Fund                            2,649,814                                                   35,587
Fifth Third Large Cap Core Fund                                  2,332,802                                                   36,182
Fifth Third Mid Cap Growth Fund                                  1,316,796                                                   24,321
Fifth Third Multi Cap Value Fund                                   716,418                                                   19,028
Fifth Third Quality Growth Fund *                                3,663,904                                                   63,385
Fifth Third Short Term Bond Fund                                 1,819,794                                                   16,833
Fifth Third Small Cap Growth Fund                                  697,957                                                   11,174
Fifth Third Small Cap Value Fund                                   383,329                                                    8,295
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                             342,939
                                                                                                                           --------


TOTAL (COST $288,307)   -   100.0%                                                                                         $342,939
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATE FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES                                                    VALUE
INVESTMENTS IN AFFILIATES(h)  (100.0%)
Fifth Third Bond Fund                                            4,542,327                                                 $ 43,970
Fifth Third Disciplined Large Cap                                3,586,654                                                   53,620
Value Fund
Fifth Third High Yield Bond Fund                                 2,686,888                                                   26,869
Fifth Third Institutional Money Market                          12,641,162                                                   12,641
Fund
Fifth Third Intermediate Bond Fund                               8,322,596                                                   79,148
Fifth Third International Equity Fund                            3,253,833                                                   43,699
Fifth Third Large Cap Core Fund                                  2,539,059                                                   39,381
Fifth Third Mid Cap Growth Fund                                  1,358,560                                                   25,093
Fifth Third Multi Cap Value Fund                                   736,409                                                   19,559
Fifth Third Quality Growth Fund *                                4,012,507                                                   69,416
Fifth Third Short Term Bond Fund                                 5,862,992                                                   54,233
Fifth Third Small Cap Growth Fund                                  541,429                                                    8,668
Fifth Third Small Cap Value Fund                                   481,187                                                   10,413
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                             486,710
                                                                                                                           --------


TOTAL (COST $440,087)   -   100.0%                                                                                         $486,710
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES                                                    VALUE
INVESTMENTS IN AFFILIATES(h)  (100.0%)
Fifth Third Bond Fund                                            1,292,153                                                 $ 12,508
Fifth Third Disciplined Large Cap                                  692,563                                                   10,354
Value Fund
Fifth Third High Yield Bond Fund                                   553,666                                                    5,537
Fifth Third Institutional Money Market                           3,867,836                                                    3,868
Fund
Fifth Third Intermediate Bond Fund                               2,373,719                                                   22,573
Fifth Third International Equity Fund                              636,997                                                    8,555
Fifth Third Large Cap Core Fund                                    417,976                                                    6,483
Fifth Third Mid Cap Growth Fund                                    197,124                                                    3,641
Fifth Third Multi Cap Value Fund                                   106,824                                                    2,837
Fifth Third Quality Growth Fund *                                  768,961                                                   13,303
Fifth Third Short Term Bond Fund                                 1,565,605                                                   14,482
Fifth Third Small Cap Growth Fund                                   72,773                                                    1,165
Fifth Third Small Cap Value Fund                                    40,140                                                      869
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                             106,175
                                                                                                                           --------

TOTAL (COST $96,026)   -   100.0%                                                                                          $106,175
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                    SHARES                                                   VALUE
INVESTMENTS IN AFFILIATES(h)  (100.0%)
Fifth Third Bond Fund                                              994,207                                                 $  9,624
Fifth Third Disciplined Large Cap                                  244,316                                                    3,653
Value Fund
Fifth Third High Yield Bond Fund                                   283,259                                                    2,833
Fifth Third Institutional Money Market                           1,341,844                                                    1,342
Fund
Fifth Third Intermediate Bond Fund                               1,747,036                                                   16,613
Fifth Third International Equity Fund                              172,383                                                    2,315
Fifth Third Large Cap Core Fund                                    114,742                                                    1,780
Fifth Third Mid Cap Growth Fund                                     34,481                                                      637
Fifth Third Multi Cap Value Fund                                    18,807                                                      500
Fifth Third Quality Growth Fund *                                  266,540                                                    4,611
Fifth Third Short Term Bond Fund                                 1,225,384                                                   11,335
Fifth Third Small Cap Growth Fund                                   30,127                                                      482
Fifth Third Small Cap Value Fund                                    16,450                                                      356
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                              56,081
                                                                                                                           --------

TOTAL (COST $54,561)   -   100.0%                                                                                          $ 56,081
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD STRATEGIC INCOME FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                    AMOUNT                                                  VALUE
COMMON STOCKS  (7.1%)
Altria Group, Inc.                                                  22,650                                                 $  1,657
American Capital Strategies Ltd. (g)                                15,400                                                      536
Bank of America Corp.                                               19,900                                                      993
BB&T Corp.                                                           4,800                                                      206
Chevron Corp.                                                        8,430                                                      514
Citigroup, Inc.                                                     16,925                                                      845
Duke Energy Corp. (g)                                               25,800                                                      751
FPL Group, Inc. (g)                                                 13,650                                                      541
General Electric Corp.                                              10,735                                                      371
Marshall & Ilsley Corp.                                              4,400                                                      201
PepsiCo, Inc.                                                        1,800                                                      105
Procter & Gamble Co.                                                11,030                                                      642
Southern Co.                                                        14,900                                                      480
Sysco Corp.                                                          9,525                                                      285
U.S. Bancorp.                                                       20,000                                                      629
Verizon Communications, Inc.                                         6,950                                                      230
Wachovia Corp.                                                      11,475                                                      687
Wells Fargo & Co.                                                   15,945                                                    1,096
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                          10,769
                                                                                                                           --------

CORPORATE BONDS  (24.5%)
AMVESCAP PLC, 5.38%, 2/27/13                                           500                                                      479
Bankers Trust New York, 7.25%,                                       1,000                                                    1,078
10/15/11
Bear Stearns Cos., Inc., 4.65%,                                      1,000                                                      881
7/2/18
Bear Stearns Cos., Inc., Series                                        797                                                      778
2003-AC7, Class A2, 5.25%, 1/25/34
Citibank Credit Card Issuance Trust,                                   500                                                      481
3.10%, 3/10/10
Comcast Cable, 7.13%, 6/15/13                                          500                                                      527
Core Invest Grade Trust, 4.66%,                                        454                                                      448
11/30/07
Countrywide Home Loans, 4.59%,                                       1,455                                                    1,362
10/25/33
Countrywide Home Loans, 5.03%,                                         537                                                      525
4/20/35 (d)
Cox Communications, Inc., 7.75%,                                     1,000                                                    1,069
11/1/10
Cullen/Frost Cap Trust I, 6.37%, 3/1/34                              1,000                                                    1,018
(d)
CVS Corp., 7.77%, 1/10/12                                              833                                                      896
Deutsche Mortgage Securities, Inc.,                                    164                                                      163
Series 2004-2, Class A3, 3.78%,
1/25/34
Developers Diversified Realty, 3.88%,                                1,000                                                      953
 1/30/09
Emigrant Cap Trust I, 7.19%, 12/10/33                                1,000                                                      994
(d)

First Tennessee Cap II, 6.30%,                                       1,500                                                    1,385
4/15/34
Goldman Sachs Group, Inc., 5.25%,                                    1,000                                                      966
10/15/13
HBOS PLC, 5.38%, 11/1/13 (d)                                         2,000                                                    1,906
Hutchison Whampoa International,                                     1,000                                                    1,023
Ltd., 6.50%, 2/13/13
HVB Funding Trust I, 8.74%, 6/30/31                                  1,000                                                    1,212
International Lease Finance Corp.,                                   1,000                                                      957
4.38%, 11/1/09
Kraft Foods, Inc., 6.25%, 6/1/12                                     1,500                                                    1,538
Lehman Brothers Holdings, 4.70%,                                     1,000                                                    1,001
10/22/08 (d)
Lehman Brothers TRAINS, 6.50%,                                         307                                                      309
8/15/08 (d) (e)
Marsh & McLennan Cos., Inc., 5.88%,                                    500                                                      429
 8/1/33
Merrill Lynch Mortgage Investors,                                      186                                                      186
Inc., Series 2003-A1, Class 2A, 4.53%,
12/25/32
Motorola, Inc., 6.50%, 11/15/28                                        500                                                      502
Pacific Gas & Electric, 4.20%,                                       1,000                                                      942
3/1/11
Pemex Project Funding Master Trust,                                  1,000                                                    1,049
7.88%, 2/1/09
Public Service Oklahoma, 4.85%,                                        500                                                      484
9/15/10
Radian Group, Inc., 5.63%, 2/15/13                                     500                                                      491
RBS Capital Trust, Class B, 6.80%,                                     500                                                      494
3/31/08
SLM Corp., 5.11%, 4/1/09 (d)                                         1,000                                                      974
SLM Corp., 4.88%, 2/1/10 (d)                                         1,000                                                      965
SLM Corp., 5.54%, 11/21/13 (d)                                       1,000                                                      970
Sprint Capital Corp, 8.38%, 3/15/12                                  1,500                                                    1,687
TCI Communications, Inc., 7.88%,                                     1,100                                                    1,204
8/1/13
Union Pacific Corp., 3.63%, 6/1/10                                     500                                                      464
Union Planters Corp., 4.38%, 12/1/10                                   500                                                      477
Washington Mutual, Inc., 4.82%,                                         86                                                       85
10/25/32
Washington Mutual, Inc., Series                                      1,500                                                    1,482
2003-AR10, Class A4, 4.08%, 10/25/33
Wells Fargo Mortgage Backed                                          1,000                                                      922
Securities Trust, 4.98%, 11/25/34
Weyerhaeuser Co., 7.38%, 3/15/32                                     1,500                                                    1,566
                                                                                                                           --------
TOTAL CORPORATE BONDS                                                                                                        37,322
                                                                                                                           --------
FOREIGN BONDS  (1.2%)
Korea Development Bank, 3.88%,                                       1,000                                                      959
3/2/09
Russian Federation, 8.25%, 3/31/10                                     889                                                      933
                                                                                                                           --------
TOTAL FOREIGN BONDS                                                                                                           1,892
                                                                                                                           --------

CORPORATE BOND EQUIVALENTS (c)  (37.3%)
AAG Holding Co., Inc., $1.17                                        20,000                                                      501
Abbey National PLC, Series B $1.84                                  24,900                                                      640
Abbey National PLC, Series C $1.84                                  60,600                                                    1,547
AMBAC Financial Group, Inc., $1.49                                  54,100                                                    1,206
AMBAC Financial Group, Inc., $1.75                                  52,895                                                    1,328

BAC Capital Trust I, $1.75                                          64,500                                                    1,618
BAC Capital Trust VI, $1.75                                         48,600                                                    1,231
BBC Capital Trust II, $2.13                                         31,000                                                      786
Bear Stearns Capital Trust III, $1.95                               58,900                                                    1,474
Citigoup Capital VII, $1.78                                        124,925                                                    3,160
Cleveland Electric Financial Trust I,                               10,000                                                      257
$2.25
Consolidated Edison, $1.81                                          50,700                                                    1,279
Corp-Backed Trust Certs (CBTCS),                                    60,000                                                    1,429
$1.53
Corp-Backed Trust Certs (CBTCS),                                    33,500                                                      784
$1.56
Corp-Backed Trust Certs (CBTCS),                                    15,800                                                      396
$1.80
Corp-Backed Trust Certs (CBTCS),                                     2,200                                                       56
$1.97
Corts Countrywide Capital II, $2.00                                 10,000                                                      258
Corts Trust II Safeco Capital I, $2.18                              10,000                                                      274
Corts-First Union Capital II, $1.88                                 17,700                                                      449
Corts-Sherwin Williams, $1.81                                       17,600                                                      433
Corts-TR Verizon Global, $3.13                                      54,500                                                    1,398
Developers Diversified Realty, $2.15                                48,300                                                    1,237
Dominion CNG Capital Trust I, $1.95                                 39,800                                                      997
Duke Realty Corp. $1.67                                             30,000                                                      713
Duquesne Light Co., $1.68                                           24,000                                                      602
Energy East Capital, $2.06                                           5,000                                                      125
Entergy Arkansas, Inc., $1.50                                       80,600                                                    1,927
Entergy Mississippi, Inc., $1.50                                    29,300                                                      694
Federal Realty Investment Trust,                                    43,300                                                    1,097
$2.13
Financial Security Assurance                                        90,750                                                    2,059
Holdings, $1.56
Fleet Captial Trust VII, $1.80                                      29,200                                                      737
General Electric Capital Corp., $1.53                               19,000                                                      454
General Electric Capital Corp., $1.66                               59,000                                                    1,470
Glenborough Realty, Series A, $1.94                                 20,661                                                      511
Harris Preferred Capital, Series A,                                 31,800                                                      799
$1.84
HRPT Properties Trust, Series B,                                    22,900                                                      586
$2.19
HSBC Finance Corp. $1.72                                            32,800                                                      815
HSBC USA, Inc., $1.04                                               60,000                                                    1,554
Huntington Preferred Cap, Inc.,                                     15,507                                                      445
$1.97
ING Group NV, $1.80                                                 41,200                                                    1,052
Kimco Reality Preferred, $1.66                                      39,994                                                      967
MBNA Corp., $2.03                                                   37,800                                                      975
Merrill Lynch Preferred Capital,                                    80,000                                                    2,046
$0.99
ML Capital Trust III, $1.75                                          9,800                                                      247
Morgan Stanley Capital II, $1.81                                    61,525                                                    1,538
National Rural Utility CFC, $1.91                                   10,000                                                      253
Nordstrom (CBTCS), $1.91                                            10,000                                                      252
Preferred Plus Trust NAI-1, $2.01                                    4,400                                                      114
PS Business Parks, Inc., $2.38                                      10,000                                                      252
Public Credit & Repack Securities,                                  15,600                                                      388
$1.78
Public Storage, Inc., Series A, $2.45                               15,000                                                      397
Public Storage, Inc., Series S, $1.97                               10,000                                                      252
Puget Sound Energy Capital Trust,                                   13,700                                                      346
$2.10

Rouchester Gas & Electric, $1.66                                    42,800                                                    1,072
Saturns JPM, $1.78                                                  12,000                                                      302
Stilwell Financial, $1.97                                           36,800                                                      933
Suntrust Capital V, $1.76                                           46,600                                                    1,167
Torchmark Capital Trust I, $1.94                                    58,819                                                    1,475
USB Capital V, $1.81                                                14,100                                                      356
Wachovia Funding, Series A, $1.81                                   79,000                                                    2,118
Wells Fargo Capital Trust V, $1.75                                  18,600                                                      468
Wells Fargo Capital Trust VI, $1.74                                 74,550                                                    1,868
Wells Fargo Capital Trust VII, $1.46                                33,500                                                      744
                                                                                                                           --------
TOTAL CORPORATE BOND EQUIVALENTS                                                                                             56,908
                                                                                                                           --------

PREFERRED STOCKS (c) (7.1%)
Aegon NV, $21.02                                                    20,000                                                      507
Barclays Bank PLC *                                                 40,000                                                      990
Duke Realty Corp., $27.80                                           10,000                                                      245
Equity Residential Properties, $2.15                                24,500                                                      630
First Tennessee Bank, $50.72 (e)                                     1,000                                                    1,016
Freddie Mac, $2.50                                                  20,000                                                      814
Freddie Mac, $2.55 (g)                                              10,000                                                      418
Freddie Mac, $2.85                                                  25,500                                                    1,192
Goldman Sachs Group, Inc., $1.16                                    40,000                                                    1,024
Lehman Brothers, $1.92                                              50,000                                                    1,263
MetLife, Inc., $1.22                                                40,000                                                    1,031
Source Capital, $2.40                                               35,600                                                    1,157
U.S. Bancorp *                                                      20,000                                                      507
                                                                                                                           --------
TOTAL PREFERRED STOCKS                                                                                                       10,794
                                                                                                                           --------

REAL ESTATE INVESTMENT TRUSTS (i)  (7.4%)
AMB Property Corp.                                                   7,450                                                      372
Developers Diversified Realty, Corp.                                11,700                                                      622
(g)
Duke-Weeks Realty Corp. (g)                                         17,100                                                      605
Equity Residential Properties Trust                                 17,200                                                      772
Health Care Property Investors, Inc.                                31,250                                                      857
(g)
Kimco Realty Corp. (g)                                              42,000                                                    1,559
ProLogis                                                            15,050                                                      756
Simon Property Group, Inc. (g)                                      18,754                                                    1,536
Thornburg Mortgage, Inc. (g)                                        35,100                                                    1,015
Vornado Realty Trust                                                17,400                                                    1,665
Weingarten Realty Investors (g)                                     39,075                                                    1,540
                                                                                                                           --------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                                          11,299
                                                                                                                           --------

U.S. GOVERNMENT AGENCIES  (3.2%)
FANNIE MAE  (1.1%)
5.13%, 1/2/14                                                        1,000                                                      970
4.28%, 7/1/18                                                          769                                                      747
                                                                                                                           --------
                                                                                                                              1,717
                                                                                                                           --------
FREDDIE MAC  (0.7%)
5.71%, 10/1/32 (d)                                                   1,095                                                    1,116
                                                                                                                           --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (1.4%)
5.49%, 8/16/27                                                       1,150                                                    1,138
4.89%, 7/16/34                                                       1,000                                                      936
                                                                                                                           --------
                                                                                                                              2,074
                                                                                                                           --------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                                4,907
                                                                                                                           --------

U.S. TREASURY NOTES  (1.3%)

7.00%, 7/15/06                                                       2,000                                                    2,008
                                                                                                                           --------
TOTAL U.S. TREASURY NOTES                                                                                                     2,008
                                                                                                                           --------

INVESTMENT COMPANIES  (8.8%)
1838 Bond Debenture Trading                                        127,000                                                    2,177
American Income Fund, Inc.                                         135,400                                                    1,043
Blackrock Income Trust                                             108,600                                                      672
Blackrock North American                                           225,000                                                    2,327
Government Income
Eaton Vance Tax-Advantaged                                          23,600                                                      553
Dividend Income Fund
ING Prime Rate Trust                                               160,400                                                    1,113
MFS Government Markets Income                                      217,400                                                    1,370
Trust
MFS Intermediate Income Trust                                       49,000                                                      297
Pioneer Interest Shares                                             90,700                                                      995
Templeton Global Income Fund, Inc.                                  61,374                                                      547
Van Kampen Bond Fund                                                64,800                                                    1,086
Van Kampen Senior Income Trust                                     152,000                                                    1,216
                                                                                                                           --------
TOTAL INVESTMENT COMPANIES                                                                                                   13,396
                                                                                                                           --------
INVESTMENTS IN AFFILIATES  (2.1%)
Fifth Third Institutional Money Market Fund                      3,236,471                                                    3,236
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                               3,236
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (3.3%)
Pool of various securities for Fifth Third Funds                     5,102                                                    5,102
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         5,102
                                                                                                                           --------


TOTAL (COST $155,414)   -   103.3%                                                                                         $157,633
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD DIVIDEND GROWTH FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT                                                   VALUE
COMMON STOCKS  (98.1%)
3M Co.                                                               4,650                                                 $    397
Altria Group, Inc.                                                   5,192                                                      380
American International Group, Inc.                                   7,397                                                      483
Apache Corp.                                                         2,877                                                      204
Bank of America Corp.                                                5,731                                                      286
Becton, Dickinson & Co.                                              9,320                                                      588
C.H. Robinson Worldwide, Inc.                                        4,110                                                      182
Cardinal Health, Inc.                                                2,685                                                      181
Carnival Corp.                                                       5,650                                                      265
Chevron Corp.                                                        3,430                                                      209
Citigroup, Inc.                                                      9,230                                                      462
Coca-Cola Co.                                                       10,143                                                      426
Ecolab, Inc.                                                         9,680                                                      366
Electronic Arts, Inc. *                                              3,606                                                      205
Eli Lilly & Co.                                                      5,278                                                      279
Emerson Electric Corp.                                               4,640                                                      394
Exxon Mobil Corp.                                                   13,327                                                      841
First Data Corp.                                                     4,540                                                      217
Franklin Resources, Inc.                                             2,795                                                      260
General Dynamics Corp.                                               3,950                                                      259
General Electric Corp.                                              24,358                                                      843
Genzyme Corp. *                                                      3,255                                                      199
Graco, Inc.                                                          5,350                                                      250
Home Depot, Inc.                                                     5,100                                                      204
Hugoton Royalty Trust                                                  339                                                        9
IBM Corp.                                                            2,431                                                      200
Illinois Tool Works, Inc.                                            2,270                                                      233
Johnson & Johnson                                                   12,350                                                      723
Johnson Controls, Inc.                                               4,822                                                      393
Kellogg Co.                                                         10,800                                                      500
Marriott International, Inc., Class A                                6,078                                                      444
Marshall & Ilsley Corp.                                             10,206                                                      467
McGraw-Hill Cos., Inc.                                               4,037                                                      225
Medtronic, Inc.                                                      7,840                                                      393
Merrill Lynch & Co., Inc.                                            5,955                                                      454
Microchip Technology, Inc. (g)                                       8,240                                                      307
Microsoft Corp.                                                     15,111                                                      364
MSC Industrial Direct Co., Inc., Class                               4,540                                                      235
A
Nike, Inc., Class B                                                  2,917                                                      239
Noble Corp. (g)                                                      2,937                                                      232
Novartis AG ADR                                                      5,830                                                      336
Nuveen Investments, Inc.                                             6,365                                                      306
PepsiCo, Inc.                                                       13,951                                                      812
Pfizer, Inc.                                                         6,725                                                      170
Praxair, Inc.                                                       10,080                                                      566
Procter & Gamble Co.                                                15,300                                                      891
QUALCOMM, Inc.                                                       7,533                                                      387
Sysco Corp.                                                          4,002                                                      120
Target Corp.                                                         3,569                                                      190
Texas Instruments, Inc.                                              6,505                                                      226

The Hershey Company                                                  4,260                                                      227
U.S. Bancorp.                                                        5,940                                                      187
United Technologies Corp.                                           13,397                                                      842
Wachovia Corp.                                                      12,051                                                      720
Walgreen Co.                                                         2,467                                                      103
Weatherford International, Ltd. *                                    5,683                                                      301
Wells Fargo & Co.                                                   11,132                                                      764
XTO Energy, Inc.                                                     5,683                                                      241
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                          21,187
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (1.9%)
Fifth Third Institutional Money Market Fund                        412,865                                                      413
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                                 413
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (2.5%)
Pool of various securities for Fifth Third Funds                       550                                                      550
                                                                                                                           --------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                           550
                                                                                                                           --------


TOTAL (COST $20,707)   -   102.5%                                                                                          $ 22,150
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD TECHNOLOGY FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT                                                    VALUE
COMMON STOCKS  (99.7%)
ADC Telecommunications, Inc. *                                      50,000                                                 $  1,120
Advanced Micro Devices, Inc. *                                      50,000                                                    1,618
Akamai Technologies, Inc. * (g)                                     37,500                                                    1,263
Altera Corp. *                                                      45,000                                                      983
Amylin Pharmaceuticals, Inc. * (g)                                  30,000                                                    1,307
Arena Pharmaceuticals, Inc. * (g)                                   79,750                                                    1,129
ARM Holdings PLC ADR                                               125,000                                                      926
ASML Holding NV *                                                   52,500                                                    1,110
Atmel Corp. *                                                      325,000                                                    1,703
Autodesk, Inc. *                                                    20,000                                                      841
BEA Systems, Inc. * (g)                                            100,000                                                    1,325
Broadwing Corp. * (g)                                               75,000                                                    1,042
Cardica, Inc. * (g)                                                 50,000                                                      397
Concur Technologies, Inc. *                                         50,000                                                      780
Corning, Inc. *                                                     75,000                                                    2,071
Cypress Semiconductor Corp. *                                       90,000                                                    1,544
E*TRADE Financial Corp. *                                           40,000                                                      995
EMC Corp. *                                                        110,000                                                    1,486
EMCORE Corp. * (g)                                                 130,000                                                    1,386
Emulex Corp. *                                                      70,000                                                    1,271
Exfo Electro-Optical Engineering, Inc.                             100,000                                                      753
*
Finisar Corp. * (g)                                                200,000                                                      940
First Data Corp.                                                    40,000                                                    1,907
Freescale Semiconductor, Inc., Class A *                            82,500                                                    2,608
 (g)
GameStop Corp., Class A * (g)                                       21,000                                                      991
Heidrick & Struggles International, Inc.                            26,000                                                      940
*
Hypercom Corp. *                                                   100,000                                                      908
Informatica Corp. * (g)                                             80,000                                                    1,230
Integrated Device Technologies, Inc. *                              60,000                                                      913
Intermagnetics General Corp. * (g)                                  42,500                                                      923
Mannkind Corp. * (g)                                                35,000                                                      700
Mercury Interactive Corp. *                                         32,500                                                    1,170
Micron Technology, Inc. * (g)                                      100,000                                                    1,697
NDS Group PLC ADR *                                                 25,000                                                    1,260
Nektar Therapeutics * (g)                                           51,100                                                    1,099
Openwave Systems, Inc. *                                            62,500                                                    1,163
Optimal Robotics Corp. *                                           115,000                                                    1,769
PDL BioPharma, Inc. * (g)                                           47,500                                                    1,367
Pharmaceutical Product Development,                                 35,000                                                    1,256
Inc.
Phase Forward, Inc. *                                               85,000                                                    1,165
PMC-Sierra, Inc. *                                                 150,000                                                    1,865
QUALCOMM, Inc.                                                      35,000                                                    1,797
Quest Software, Inc. *                                              90,000                                                    1,548
RealNetworks, Inc. *                                               130,000                                                    1,303
Red Hat, Inc. * (g)                                                 40,000                                                    1,176
Rockwell Automation, Inc.                                           17,850                                                    1,293
Seagate Technology                                                  50,000                                                    1,328

Stereotaxis, Inc. * (g)                                             55,000                                                      651
Symbol Technologies, Inc.                                          125,000                                                    1,331
Vertex Pharmaceuticals, Inc. * (g)                                  41,250                                                    1,501
WebEx Communications, Inc. * (g)                                    30,000                                                    1,061
West Corp. *                                                        26,750                                                    1,239
                                                                                                                           --------
TOTAL COMMON STOCKS                                                                                                          65,149
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (1.2%)
Fifth Third Institutional Money Market Fund                        756,982                                                      757
                                                                                                                           --------

TOTAL INVESTMENTS IN AFFILIATES                                                                                                 757
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (32.1%)
Pool of various securities for Fifth Third Funds                    20,946                                                   20,946
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        20,946
                                                                                                                           --------

TOTAL (COST $82,591)   -   133.0%                                                                                          $ 86,852
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                    AMOUNT                                                  VALUE
COMMON STOCK  (0.1%)
UNITED STATES  (0.1%)
Synthes, Inc.                                                        2,018                                                 $    251
                                                                                                                           --------
TOTAL COMMON STOCK                                                                                                              251
                                                                                                                           --------

FOREIGN STOCKS  (92.0%)
AUSTRALIA  (3.7%)
Alumina, Ltd.                                                       59,739                                                      325
Amcor, Ltd.                                                         46,386                                                      255
AMP, Ltd.                                                           31,657                                                      217
Ansell, Ltd.                                                         1,145                                                       10
Australia & New Zealand Banking                                     14,034                                                      298
Group, Ltd.
Australian Gas & Light Co.                                           5,010                                                       74
BHP Billiton, Ltd.                                                 184,704                                                    4,111
BlueScope Steel, Ltd.                                               37,741                                                      220
Boral, Ltd.                                                         30,732                                                      222
Brambles Industries, Ltd. (g)                                       25,713                                                      218
Caltex Australia, Ltd.                                              20,530                                                      314
Coca-Cola Amatil, Ltd.                                              18,944                                                      105
Coles Myer, Ltd.                                                    10,427                                                       85
Commonwealth Bank of Australia                                      29,387                                                    1,049
CSL, Ltd.                                                            3,164                                                      139
CSR, Ltd.                                                           49,853                                                      153
Foster's Group, Ltd.                                                46,300                                                      207
Insurance Australia Group                                           43,892                                                      188
James Hardie Industries NV                                          24,574                                                      176
John Fairfax Holdings, Ltd.                                          8,521                                                       25
Leighton Holdings, Ltd.                                              2,707                                                       34
Lend Lease Corp., Ltd.                                               4,578                                                       50
Macquarie Bank, Ltd.                                                 5,426                                                      294
Macquarie Infrastructure Group                                      83,850                                                      227
Mayne Nickless, Ltd.                                                 9,701                                                       25
Mayne Pharma, Ltd. *                                                 9,701                                                       22
National Australia Bank, Ltd.                                       39,390                                                    1,125
Newcrest Mining, Ltd.                                               17,110                                                      296
Onesteel, Ltd.                                                      29,255                                                       88
Orica, Ltd.                                                         14,750                                                      273
Origin Energy, Ltd.                                                147,089                                                      788
Paperlinx, Ltd.                                                     23,747                                                       60
Patrick Corp., Ltd.                                                 12,024                                                       78
QBE Insurance Group, Ltd.                                           17,030                                                      289
Rinker Group, Ltd.                                                  49,029                                                      789
Rio Tinto, Ltd.                                                     16,022                                                      957
Santos, Ltd.                                                       108,016                                                      970
Sonic Healthcare, Ltd.                                               1,643                                                       19
Stockland Trust Group                                                  469                                                        2
Suncorp Metway, Ltd.                                                 5,353                                                       83
TABCORP Holdings, Ltd.                                              10,500                                                      122
Telstra Corp., Ltd. (g)                                             51,965                                                      156
Transurban Group                                                     6,346                                                       32

Westfarmers, Ltd.                                                    8,854                                                      243
Westpac                                                             21,491                                                      410
Woodside Petroleum, Ltd.                                            59,092                                                    2,100
Woolworths, Ltd.                                                    27,586                                                      391
                                                                                                                           --------
                                                                                                                             18,314
                                                                                                                           --------
AUSTRIA  (0.8%)
Andritz AG                                                             476                                                       83
Bank Austria Creditanstalt (g)                                       2,492                                                      326
Boehler-Uddeholm AG                                                    620                                                      141
Erste Bank Der Oesterreichischen                                    12,549                                                      762
Sparkassen AG
Flughafen Wein AG                                                      714                                                       54
Immofinanz Immobilien Anlagen *                                     23,087                                                      253
Mayr-Melnhof Karton AG                                                 291                                                       54
Oesterreichische Elektrizitaetswirtschafts                             520                                                      247
AG
OMV AG                                                              11,087                                                      772
Raiffeisen Intl Bank Holding AG *                                    1,849                                                      161
Telekom Austria AG                                                  22,713                                                      557
Voest-Alpine Stahl AG                                                1,257                                                      183
Wiener Staedtische Allgemine                                         1,518                                                       97
Versicherung AG
Wienerberger Baust (g)                                               3,975                                                      210
                                                                                                                           --------
                                                                                                                              3,900
                                                                                                                           --------
BELGIUM  (0.8%)
Agfa Gevaert NV (g)                                                  1,931                                                       39
Bekaert NV (g)                                                         325                                                       37
Belgacom SA                                                          3,263                                                      107
Delhaize Group                                                       1,553                                                      112
Dexia (g)                                                           25,883                                                      683
Fortis (g)                                                          36,918                                                    1,384
Groupe Bruxelles Lambert SA (g)                                      1,616                                                      183
InBev NV (g)                                                         3,790                                                      191
KBC Bancassurance Holding SA (g)                                     3,615                                                      419
Solvay SA (g)                                                        2,472                                                      289
UCB SA                                                               4,219                                                      217
Umicore (g)                                                          1,052                                                      168
                                                                                                                           --------
                                                                                                                              3,829
                                                                                                                           --------
BERMUDA  (0.1%)
Cheung Kong Infrastructure Holdings,                                13,000                                                       42
Ltd.
Esprit Holdings, Ltd.                                               33,000                                                      264
Johnson Electric Holdings, Ltd.                                     46,500                                                       39
Kerry Properties, Ltd.                                              12,435                                                       44
Li & Fung, Ltd.                                                     52,000                                                      123
SCMP Group, Ltd.                                                    10,000                                                        4
Shagri-La Asia, Ltd.                                                31,021                                                       55
Yue Yuen Industrial Holdings, Ltd.                                  13,500                                                       40
                                                                                                                           --------
                                                                                                                                611
                                                                                                                           --------
BRAZIL  (0.5%)
Aracruz Celulose SA, B Shares                                       16,000                                                       88
Arcelor Brasil SA                                                    2,690                                                       50
Banco Itau Holding Financeira SA                                    16,000                                                      513
Centrais Eletricas Brasileiras SA,  B                            3,988,000                                                      107
Shares
Companhia de Bebidas das Americas                                  119,000                                                       49
Companhia Siderurgica Nacional SA                                    3,000                                                      106
Companhia Vale do Rio Doce,  A                                      20,100                                                      896
Shares
Souza Cruz SA                                                        2,900                                                       55
Tele Norte Leste Participacoes SA                                   10,000                                                      183
Telesp Celular Participacoes SA *                                   16,249                                                       66
Unibanco - Uniao de Bancos Brasileiros                               2,800                                                      222
SA GDR
Usinas Siderurgicas de Minas Gerais SA,                              3,200                                                      122
 A Shares                                                                                                                  --------
                                                                                                                              2,457
                                                                                                                           --------
DENMARK  (0.5%)
A P Moller - Maersk AS (g)                                              10                                                       86
Danisco AS                                                             900                                                       76
Danske Bank                                                         21,687                                                      864
DSV AS                                                               1,400                                                      229
GN Store Nord AS                                                    12,700                                                      181
Novo Nordisk AS                                                      8,730                                                      567
Novozymes AS                                                         1,950                                                      152
Vestas Wind Systems AS *                                             5,550                                                      151
William Demant Holdings AS *                                         1,000                                                       71
                                                                                                                           --------
                                                                                                                              2,377
                                                                                                                           --------
FINLAND  (1.5%)
Cargotec Corp., B Shares                                             1,677                                                       82
Fortum Oyj                                                           7,489                                                      189
Kesko Oyj, B Shares                                                  4,103                                                      142
Kone Oyj, B Shares                                                   3,354                                                      156
Metso Oyj, B Shares                                                  4,716                                                      187
Neste Oil Oyj                                                        2,291                                                       80
Nokia Oyj                                                          213,031                                                    4,850
Outokumpo Oyj                                                        9,396                                                      226
Rautaruukki Oyj                                                      3,708                                                      130
Sampo Insurance Co.                                                 13,856                                                      286
Stora Enso Oyj                                                      24,479                                                      384
TietoEnator Oyj                                                      5,565                                                      175
UPM-Kym'mene Oyj                                                    21,307                                                      500
Uponor Oyj                                                           1,282                                                       39
Wartsila Corp. Oyj, B Shares                                         2,611                                                      111
                                                                                                                           --------
                                                                                                                              7,537
                                                                                                                           --------
FRANCE  (7.9%)
Accor SA                                                            12,681                                                      798
Alcatel *                                                           58,712                                                      846
Alstom *                                                             3,934                                                      356
Arcelor                                                             19,418                                                      799
Atos Origin SA *                                                     1,078                                                       81
Autoroutes du Sud de la France                                       4,131                                                      266
AXA SA                                                              86,515                                                    3,175
BNP Paribas SA                                                      40,417                                                    3,819
Bouygues (g)                                                        10,422                                                      569
Business Objects SA *                                                2,957                                                       96
Cap Gemini *                                                         4,365                                                      234
Carrefour SA *                                                      24,625                                                    1,428
Casino Guichard-Perrachon                                            2,238                                                      178
CNP Assurances                                                       2,917                                                      315
Compagnie de Saint-Gobain                                           10,839                                                      813
Compagnie Generale des Etablissements                                3,038                                                      219
Michelin
Credit Agricole SA                                                  16,973                                                      684
Dassault Systems SA                                                  2,314                                                      126
Essilor International SA                                             2,213                                                      222
Euronext NV                                                          2,317                                                      207
European Aeronautic Defence and Space                                8,411                                                      332
Co.
France Telecom SA                                                   54,437                                                    1,271
Gecina SA                                                            1,903                                                      250
Groupe Danone                                                       10,041                                                    1,253
Hermes International                                                   354                                                       91
Imerys SA (g)                                                        1,299                                                      112
Klepierre (g)                                                        1,607                                                      188
L'Air Liquide SA                                                     4,300                                                      930
L'Oreal SA                                                           8,747                                                      811
Lafarge SA                                                           6,910                                                      850
Lagardere Group SCA (g)                                              3,721                                                      307
LVMH  Moet-Hennessy Louis Vuitton                                    6,483                                                      682
Neopost SA                                                           1,658                                                      187
Peugeot SA                                                           3,461                                                      227
PPR SA                                                               1,689                                                      219
Publicis Groupe                                                      2,839                                                      118
Renault SA                                                           3,561                                                      413
Safran SA                                                            3,684                                                       95
Sanofi-Aventis                                                      34,761                                                    3,278
Schneider Electric SA                                                7,778                                                      881
Societe BIC SA (g)                                                   1,476                                                      104
Societe Generale-A                                                  15,897                                                    2,428
Societe Television Francaise 1                                       3,496                                                      116
Sodexho SA                                                           5,019                                                      242
STMicroelectronics NV                                                8,706                                                      160
Suez SA                                                             16,628                                                      654
Technip-Coflexip SA (g)                                              1,654                                                      104
Thales SA                                                            3,488                                                      150
Thomson                                                              6,464                                                      134
Total SA                                                            20,289                                                    5,609
Unibail Union Credit                                                 2,597                                                      452
Veolia Environnement                                                 3,368                                                      201
Vinci SA                                                             4,968                                                      493
Vivendi Universal (g)                                               23,213                                                      847
Zodiac SA                                                            1,683                                                      109
                                                                                                                           --------
                                                                                                                             39,529
                                                                                                                           --------
GERMANY  (8.9%)
Adidas-Salomon AG (g)                                                2,882                                                      609
Allianz AG                                                          21,413                                                    3,579
Altana AG (g)                                                        3,946                                                      253
BASF AG *                                                           29,433                                                    2,519
Bayer AG (g)                                                        36,013                                                    1,658
Beiersdorf AG                                                          951                                                      144
Celesio AG                                                           2,185                                                      206
Commerzbank AG                                                      32,417                                                    1,339
Continental AG                                                       7,178                                                      854
DaimlerChrysler AG (g)                                              50,078                                                    2,757
Deutsche Bank AG                                                    27,128                                                    3,317
Deutsche Boerse AG                                                   5,605                                                      811
Deutsche Lufthansa AG                                               12,571                                                      231
Deutsche Post AG                                                    39,484                                                    1,053
Deutsche Postbank AG                                                 2,905                                                      222
Deutsche Telekom AG * (g)                                          150,778                                                    2,731
E.ON AG * (g)                                                       34,023                                                    4,169
Fresenius Medical Care AG                                            3,516                                                      422
Heidelberger Druckmaschinen AG                                       2,900                                                      147
Henkel KGaA                                                          3,349                                                      403
Hochtief AG                                                          3,045                                                      207
Hypo Real Estate Holding AG                                          7,464                                                      521
Infineon Technologies AG *                                          35,239                                                      429
Karstadt AG * (g)                                                    4,366                                                      132
Linde AG (g)                                                         4,310                                                      386
MAN AG                                                               7,108                                                      539
Merck KGAA *                                                         2,696                                                      286
Metro AG (g)                                                         7,872                                                      445
Muenchener Rueckver AG                                              10,806                                                    1,529
Porsche AG                                                             437                                                      438
Puma AG Rudolf Dassler Sport (g)                                       680                                                      274
RWE AG                                                              22,764                                                    1,973
RWE AG                                                               2,000                                                      156
SAP AG                                                              12,216                                                    2,672
Schering AG (g)                                                      9,078                                                      975
Siemens AG                                                          44,261                                                    4,196
Thyssen Krupp AG                                                    20,056                                                      661
TUI AG (g)                                                          12,610                                                      269
Volkswagen AG * (g)                                                  9,644                                                      748
                                                                                                                           --------
                                                                                                                             44,260
                                                                                                                           --------
GREAT BRITAIN  (19.2%)
3I Group PLC                                                         2,865                                                       47
Aegis Group PLC                                                     34,975                                                       87
Alliance Unichem PLC                                                 1,292                                                       21
AMEC PLC                                                            12,375                                                       89
Amvescap PLC                                                         3,733                                                       41
Anglo American PLC                                                  53,387                                                    2,273
ARM Holdings PLC                                                    44,473                                                      110
Arriva PLC                                                          10,995                                                      116
Associated British Ports Holdings                                   19,494                                                      260
PLC
AstraZeneca PLC                                                     73,208                                                    4,044
Aviva PLC                                                          114,821                                                    1,677
BAA PLC                                                             54,470                                                      842
BAE Systems PLC                                                    130,854                                                      996
Balfour Beatty                                                      21,507                                                      141
Barclays PLC                                                       221,223                                                    2,763
Barratt Developments PLC                                             6,653                                                      120
BBA Group PLC                                                       30,027                                                      144
Bellway PLC                                                          3,499                                                       77
Berkeley Group Holdings PLC *                                        3,666                                                       77
BG Group PLC                                                       133,581                                                    1,795
BHP Billiton PLC                                                    93,576                                                    1,926
BOC Group PLC                                                       19,198                                                      545
Boots Group PLC                                                     17,063                                                      218
BP PLC                                                             780,078                                                    9,621
Brambles Industries PLC                                              3,701                                                       31
British Airways PLC *                                               25,641                                                      157
British American Tobacco PLC                                        49,480                                                    1,265
British Land Co. PLC                                                14,566                                                      334
British Sky Broadcasting Group PLC                                  28,331                                                      271
BT Group PLC                                                       305,111                                                    1,220
Bunzl PLC                                                           16,193                                                      205
Burberry Group PLC                                                   7,387                                                       64
Cadbury Schweppes PLC                                               83,589                                                      829
Capita Group PLC                                                     3,380                                                       29
Carnival PLC                                                         9,335                                                      463
Centrica PLC                                                        82,105                                                      447
Close Brothers Group PLC                                               665                                                       13
Cobham PLC                                                          48,564                                                      164
Compass Group PLC                                                  112,548                                                      485
Corus Group PLC                                                    170,265                                                      262
Daily Mail & General Trust                                           8,477                                                      105
Diageo PLC                                                         154,707                                                    2,553
Dixons Group PLC                                                    51,800                                                      174
Electrocomponents PLC                                               20,828                                                      102
EMAP PLC                                                             7,086                                                      114
EMI Group PLC                                                       22,340                                                      115
Enterprise Inns PLC                                                 18,788                                                      320

FirstGroup PLC                                                      25,542                                                      194
FKI PLC                                                             19,992                                                       43
Friends Provident PLC                                               87,895                                                      315
George Wimpey PLC                                                   10,884                                                      104
GKN PLC                                                             19,649                                                      112
Glaxosmithkline PLC                                                249,681                                                    7,083
Group 4 Securicor PLC                                                5,825                                                       20
GUS PLC                                                             20,830                                                      390
Hammerson PLC                                                        8,008                                                      170
Hanson PLC                                                          27,658                                                      369
Hays PLC                                                             8,139                                                       25
HBOS PLC                                                           126,833                                                    2,226
HSBC Holdings PLC                                                  363,484                                                    6,278
ICAP PLC                                                             2,480                                                       24
IMI PLC                                                             20,114                                                      206
Imperial Chemical Industries PLC                                    45,589                                                      297
Imperial Tobacco Group PLC                                          20,578                                                      639
InterContinental Hotels Group PLC                                   25,231                                                      445
International Power PLC                                              9,592                                                       52
Invensys PLC *                                                     251,292                                                      109
ITV PLC                                                             97,501                                                      204
J Sainsbury PLC                                                     44,940                                                      274
Johnson Matthey PLC                                                  8,435                                                      227
Kelda Group PLC                                                     13,820                                                      194
Kesa Electricals PLC                                                 8,163                                                       47
Kingfisher PLC                                                      31,317                                                      129
Ladbrokes PLC                                                       30,621                                                      234
Land Securities Group PLC                                           13,012                                                      440
Legal & General Group PLC                                          291,166                                                      735
Liberty International PLC                                            7,004                                                      146
Lloyds TSB Group PLC                                               176,828                                                    1,720
Logica PLC                                                          37,077                                                      121
London Stock Exchange PLC                                            1,301                                                       29
Man Group PLC                                                        1,505                                                       69
Marks & Spencer PLC                                                 42,231                                                      451
Meggitt PLC                                                         21,954                                                      135
Misys PLC                                                           23,956                                                       91
Mitchells & Butlers PLC                                             27,489                                                      247
National Express Group PLC                                           8,899                                                      145
National Grid PLC                                                   98,436                                                    1,033
Next PLC                                                             6,598                                                      194
Pearson PLC                                                         20,364                                                      282
Persimmon PLC                                                        7,497                                                      179
Pilkington PLC                                                      45,770                                                      136
Provident Financial PLC                                              1,305                                                       15
Prudential Corp. PLC                                                82,550                                                      969
Punch Taverns PLC                                                   13,133                                                      210
Reckitt Benckiser PLC                                               23,680                                                      863
Reed Elsevier PLC (g)                                               32,223                                                      320
Rentokil Initial PLC                                                 9,250                                                       27
Resolution PLC                                                       1,014                                                       12
Reuters Holding PLC                                                 37,796                                                      268
Rexam PLC                                                           21,397                                                      213
Rio Tinto PLC                                                       40,541                                                    2,229
Rolls-Royce Group PLC                                               61,986                                                      539
Rolls-Royce Group PLC, B Shares                                  3,334,846                                                        6
Royal & Sun Alliance Insurance Group                               119,897                                                      302
PLC
Royal Bank of Scotland Group PLC                                    95,869                                                    3,131
Royal Dutch Shell PLC                                              148,733                                                    5,087
Royal Dutch Shell PLC, B Shares                                    103,914                                                    3,715
Sage Group PLC                                                      57,209                                                      261
Schroders PLC                                                          635                                                       13
Scot Power PLC                                                      64,235                                                      656
Scottish & Southern Energy PLC                                      30,125                                                      618
Serco Group PLC                                                      2,367                                                       15
Severn Trent PLC                                                    14,055                                                      296
Signet Group PLC                                                    41,542                                                       80
Slough Estates PLC                                                  11,434                                                      128
Smith & Nephew PLC                                                  17,131                                                      142
Smiths Industries PLC                                               21,670                                                      403
Stagecoach Group PLC                                                47,328                                                       94
Tate & Lyle PLC                                                     28,676                                                      290
Taylor Woodrow PLC                                                  16,288                                                      114
Tesco PLC                                                          258,299                                                    1,505
Tompkins PLC                                                        38,925                                                      240
Unilever PLC                                                       137,697                                                    1,462
United Business Media PLC                                            7,678                                                      100
United Utilities PLC                                                 5,154                                                       63
Vodaphone Group PLC                                              2,234,668                                                    5,276
Whitbread PLC                                                       13,703                                                      280
William Hill PLC                                                    21,682                                                      251
Wolseley PLC                                                        23,361                                                      585
WPP Group PLC                                                       24,954                                                      308
Yell Group PLC                                                      17,214                                                      161
                                                                                                                           --------
                                                                                                                             95,562
                                                                                                                           --------
GREECE  (0.3%)
Alpha Bank A.E.                                                     10,080                                                      381
EFG Eurobank Ergasias                                                6,029                                                      240
National Bank of Greece SA                                          12,654                                                      629
OPAP SA                                                              7,500                                                      277
Titan Cement Co.                                                     2,300                                                      117
                                                                                                                           --------
                                                                                                                              1,644
                                                                                                                           --------
HONG KONG  (1.0%)
ASM Pacific Technology, Ltd.                                         1,500                                                        9
Bank of East Asia, Ltd.                                             45,249                                                      189
BOC Hong Kong Holdings, Ltd.                                       111,000                                                      229
Cathay Pacific Airways, Ltd.                                        30,000                                                       54
Cheung Kong Infrastructure Holdings,                                46,000                                                      518
Ltd.
CLP Holdings, Ltd.                                                  56,180                                                      328
Hang Lung Properties, Ltd.                                          56,000                                                      113
Hang Seng Bank, Ltd.                                                23,500                                                      304
Henderson Land Development, Ltd.                                    23,000                                                      135
Hong Kong & China Gas Co., Ltd.                                    121,348                                                      290
Hong Kong Electric Holdings, Ltd.                                   43,000                                                      212
Hong Kong Exchanges & Clearing,                                     31,000                                                      223
Ltd.
Hopewell Holdings, Ltd.                                             19,000                                                       55
Hutchison Telecommunications                                        40,000                                                       70
International, Ltd. *
Hutchison Whampoa, Ltd.                                             64,000                                                      628
Hysan Development Co., Ltd.                                         18,628                                                       54
MTR Corp.                                                           41,990                                                      112
New World Development Co., Ltd.                                     69,839                                                      125
PCCW, Ltd.                                                         109,047                                                       72
Sino Land Company, Ltd.                                             24,235                                                       40
Sun Hung Kai Properties, Ltd.                                       40,136                                                      459
Swire Pacific, Ltd.                                                 29,000                                                      297
Techtronic Industries Co., Ltd.                                     28,500                                                       48
Television Broadcasts, Ltd. (g)                                      9,000                                                       56
The Link REIT *                                                     50,000                                                      110
Wharf Holdings, Ltd.                                                36,600                                                      147
                                                                                                                           --------
                                                                                                                              4,877
                                                                                                                           --------
INDONESIA  (0.0%)
PT Mulia Industrindo Tbk *                                          19,000                                                       -#
IRELAND  (0.1%)
Depfa Bank PLC                                                      17,593                                                      331
Elan Corp. PLC *                                                     6,526                                                       96
                                                                                                                           --------
                                                                                                                                427
                                                                                                                           --------
JAPAN  (28.7%)
Acom Co., Ltd.                                                       1,120                                                       65
Advantest                                                            5,200                                                      599
AEON Co., Ltd.                                                      27,000                                                      672
AEON Credit Service Co., Ltd.                                          900                                                       25
Aiful Corp.                                                          1,050                                                       63
Ajinomoto Co., Inc.                                                 31,400                                                      391
Alps Electric Co., Ltd.                                              9,000                                                      158
Amada Co., Ltd.                                                     16,000                                                      175
Asahi Breweries, Ltd.                                               20,900                                                      299
Asahi Glass Co., Ltd.                                               62,800                                                      887
Asahi Kasei Corp.                                                   62,000                                                      459
Asatsu, Ltd.                                                         1,200                                                       42
Astellas Pharma, Inc.                                               31,100                                                    1,298
Bank of Kyoto, Ltd.                                                 15,000                                                      174
Bank of Yokohama, Ltd.                                              75,000                                                      588
Benesse Corp.                                                        2,700                                                       98
Bridgestone Corp.                                                   47,000                                                    1,146
Canon, Inc.                                                         38,800                                                    2,968
Casio Computer Co., Ltd.                                            17,000                                                      320
Central Japan Railway Co.                                               69                                                      709
Chiba Bank, Ltd.                                                    48,000                                                      435
Chiyoda Corp.                                                       10,000                                                      225
Chubu Electric Power Co., Inc. (g)                                  24,300                                                      638
Chugai Pharmaceutical Co., Ltd.                                     16,004                                                      347
Citizen Watch Co., Ltd.                                             19,300                                                      189
COMSYS Holdings Corp.                                                9,000                                                      121
Credit Saison Co., Ltd.                                              2,600                                                      136
CSK Corp.                                                            4,100                                                      197
Dai Nippon Printing Co., Ltd.                                       22,600                                                      405
Daicel Chemical Industries, Ltd.                                     9,000                                                       77
Daiichi Sanko Co., Ltd. *                                           41,400                                                    1,067
Daikin Kogyo Corp.                                                   9,100                                                      317
Dainippon Ink & Chemicals, Inc.                                     32,000                                                      128
Daito Trust Construction Co., Ltd.                                   7,500                                                      390
Daiwa House Co., Ltd.                                               38,600                                                      658
Daiwa Securities Group, Ltd.                                       171,000                                                    2,372
Denki Kagaku Kogyo Kabushiki Kaisha,                                20,000                                                       92
 Ltd.
Denso Corp.                                                         34,350                                                    1,349
Dentsu, Inc.                                                            24                                                       83
Dowa Mining Co., Ltd.                                               28,000                                                      320
E*TRADE Securities Co., Ltd. (g)                                       107                                                      195
East Japan Railway Co.                                                 198                                                    1,546
Ebara Corp.                                                         16,800                                                       96
Eisai Co., Ltd.                                                     16,702                                                      764
FamilyMart Co., Ltd.                                                 2,900                                                       84
Fanuc Co., Ltd.                                                      9,600                                                      908
Fast Retailing Co., Ltd.                                             3,800                                                      361
Fuji Electric Holdings Co., Ltd.                                    11,000                                                       64
Fuji Photo Film Co., Ltd.                                           22,600                                                      768
Fuji Soft ABC, Inc.                                                  2,200                                                       69
Fuji Television Network                                                 29                                                       72
Fujikura                                                            14,000                                                      162
Fujitsu, Ltd.                                                       85,000                                                      709
Furukawa Electric Co., Ltd.                                         30,800                                                      246
Hankyu Department Stores, Inc. (g)                                   4,000                                                       37
Hirose Electric Co., Ltd.                                            2,800                                                      411
Hitachi Chemical Co., Ltd.                                           1,000                                                       29
Hitachi Construction Machinery Co.,                                  1,200                                                       33
Ltd.
Hitachi, Ltd.                                                      166,000                                                    1,235
Hokkaido Electric Power Co., Inc.                                    6,900                                                      154
Hokuhoku Financial Group, Inc.                                      79,000                                                      322
Honda Motor Co., Ltd.                                               48,051                                                    3,414
Hoya Corp.                                                          24,700                                                    1,000
IBIDEN Co., Ltd.                                                     5,500                                                      261
Index Corp. (g)                                                         53                                                       71
INPEX Holdings, Inc. *                                                  21                                                      192
Isetan Co., Ltd.                                                    10,500                                                      215
Ishikawajima-Harima Heavy Industries                                56,000                                                      200
Co., Ltd. (g)
Itochu Corp.                                                        71,000                                                      645
Itochu Techno-Science Corp.                                          1,700                                                       70
Japan Airlines System Corp. (g)                                     43,000                                                      114
Japan Real Estate Investment Corp.                                      24                                                      219
Japan Retail Fund Investment Corp.                                      21                                                      174
Japan Tobacco, Inc.                                                    175                                                      704
JFE Holdings, Inc.                                                  18,300                                                      710
JGC Corp.                                                           14,000                                                      245
Joyo Bank, Ltd.                                                     54,000                                                      362
JS Group Corp.                                                      12,800                                                      285
JSR Corp.                                                            8,200                                                      253
Kajima Corp.                                                        67,400                                                      381
Kaneka Corp.                                                        12,000                                                      135
Kansai Electric Power Co., Inc.                                     33,800                                                      791
Kao Corp.                                                           28,000                                                      753
Kawasaki Heavy Industries, Ltd.                                     57,000                                                      207
Kawasaki Kisen Kaisha, Ltd. (g)                                      4,000                                                       25
Keihin Electric Express Railway Co.,                                13,000                                                      107
Ltd. (g)
Keio Electric Railway Co., Ltd.                                      9,000                                                       63
Keyence Corp.                                                        3,080                                                      808
Kikkoman Corp.                                                       6,000                                                       71
Kinki Nippon Railway Co., Ltd.                                      79,230                                                      296
Kirin Brewery Co., Ltd.                                             43,400                                                      643
Kobe Steel, Ltd.                                                    90,000                                                      306
Kokuyo Co., Ltd.                                                     2,900                                                       49
Komatsu, Ltd.                                                       55,400                                                    1,185
Komori Corp.                                                         1,000                                                       23
Konami Co., Ltd.                                                     5,700                                                      146
Konica Corp.                                                        27,500                                                      362
Kubota Corp.                                                        76,000                                                      859
Kuraray Co., Ltd.                                                   19,500                                                      241
Kurita Water Industries, Ltd.                                        3,500                                                       71
Kyocera Corp.                                                        8,300                                                      775
Kyowa Hakko Kogyo Co., Ltd.                                         15,000                                                      105
Kyushu Electric Power Co., Inc.                                     15,200                                                      355
Lawson, Inc.                                                         2,600                                                       99
Leopalace 21 Corp.                                                   9,900                                                      386
Mabuchi Motor Co., Ltd. (g)                                          1,800                                                      102
Marubeni Corp.                                                      69,800                                                      402
Marui Co., Ltd.                                                     26,900                                                      520
Matsui Securities Co., Ltd.                                            100                                                        1
Matsushita Electric Industrial Co., Ltd.                            98,000                                                    2,367
Matsushita Electric Works                                           16,000                                                      194
Meiji Seika Co., Ltd.                                                7,000                                                       36
Meitec Corp.                                                         1,300                                                       44
Millea Holdings, Inc.                                                   73                                                    1,456
Minebea Co., Ltd.                                                   19,000                                                      123
Mitsubishi Chemical Holdigs Corp. *                                 43,500                                                      275
Mitsubishi Corp.                                                    62,300                                                    1,508
Mitsubishi Electric Corp.                                          107,800                                                      938
Mitsubishi Estate Co., Ltd.                                        101,000                                                    2,209
Mitsubishi Heavy Industries, Ltd.                                  182,000                                                      902
Mitsubishi Logistics Corp.                                           3,000                                                       46
Mitsubishi Materials Corp. (g)                                      91,000                                                      492
Mitsubishi Rayon Co., Ltd.                                          27,000                                                      249
Mitsubishi Tokyo Financial Group,                                      372                                                    5,849
Inc.
Mitsubishi UFJ Securities Co., Ltd.                                 24,000                                                      378
Mitsui & Co., Ltd.                                                  76,800                                                    1,161
Mitsui Chemicals, Inc.                                              24,000                                                      174
Mitsui Fudosan Co., Ltd.                                            71,400                                                    1,599
Mitsui Mining & Smelting Co., Ltd.                                  56,000                                                      390
Mitsui O.S.K. Lines, Ltd.                                           10,000                                                       72
Mitsui Sumitomo Insurance Co.                                       60,230                                                      812
Mitsui Trust Holding, Inc.                                          36,513                                                      504
Mitsukoshi, Ltd. (g)                                                28,000                                                      163
Mizuho Financial Group, Inc.                                           439                                                    3,744
Murata Manufacturing Co., Ltd.                                      11,200                                                      816
NEC Corp.                                                          110,200                                                      771
NEC Electronics Corp. * (g)                                          2,600                                                       96
Net One Systems Co., Ltd.                                               33                                                       72
New Oji Paper Co. (g)                                               52,400                                                      313
NGK Insulators, Ltd. (g)                                            20,600                                                      295
NGK Spark Plug Co., Ltd.                                            12,000                                                      264
Nidec Corp.                                                          5,300                                                      409
Nikko Cordial Corp.                                                 72,000                                                    1,166
Nikon Corp.                                                         15,000                                                      295
Nintendo Co., Ltd.                                                   6,200                                                      926
Nippon Building Fund, Inc. (g)                                          28                                                      266
Nippon Electric Glass Co., Ltd.                                     10,000                                                      226
Nippon Express Co., Ltd. (g)                                        40,600                                                      214
Nippon Meat Packers, Inc.                                            9,600                                                      114
Nippon Mining Holdings, Inc.                                        25,500                                                      236
Nippon Oil Co., Ltd.                                                76,600                                                      606
Nippon Paper Group, Inc.                                                44                                                      188
Nippon Sheet Glass Co., Ltd. (g)                                    21,000                                                      125
Nippon Steel Corp.                                                 230,800                                                      851
Nippon Telegraph and Telephone                                         145                                                      650
Corp.
Nippon Yusen Kabushiki Kaisha                                       60,000                                                      368
Nishi-Nippon City Bank, Ltd.                                        42,000                                                      213
Nissan Chemical Industries, Ltd.                                     7,000                                                      119
Nissan Motors Co., Ltd.                                            143,400                                                    1,886
Nisshin Seifun Group, Inc.                                           6,000                                                       64
Nisshin Steel Co., Ltd.                                              9,000                                                       31
Nisshinbo Industries, Inc.                                           3,000                                                       35
Nissin Food Products Co., Ltd.                                       4,100                                                      131
Nitto Denko Corp.                                                    9,900                                                      830
Nomura Holdings, Inc.                                              168,900                                                    3,820
Nomura Research Institute, Ltd.                                      1,400                                                      174
NSK, Ltd.                                                           37,000                                                      335
NTN Corp.                                                           27,000                                                      223
NTT Data Corp.                                                          79                                                      366
NTT DoCoMo, Inc.                                                       190                                                      284
Obayashi Corp.                                                      44,000                                                      337
OBIC Co., Inc.                                                         400                                                       82
Oki Electric Industry Co., Ltd. (g)                                 33,000                                                      102
Okumura Corp.                                                       12,000                                                       67
Olympus Optical Co., Ltd.                                            8,000                                                      229
Omron Corp.                                                         11,000                                                      307
Onward Kashiyama Co., Ltd.                                           4,000                                                       68
Oracle Corp. Japan (g)                                               2,000                                                      102
Oriental Land Co., Ltd.                                              2,700                                                      162
Orix Corp.                                                           1,400                                                      421
Osaka Gas Co., Ltd.                                                 91,200                                                      341
Pioneer Electronic Corp.                                             8,601                                                      152
Promise Co., Ltd.                                                    1,450                                                       89
Resona Holdings, Inc. *                                                223                                                      760
Ricoh Co., Ltd.                                                     32,000                                                      635
Rohm Co., Ltd.                                                       7,400                                                      788
Sampo Japan Insurance, Inc.                                         41,000                                                      594
Sanken Electric Co., Ltd. (g)                                        7,000                                                      106
Sanyo Electric Co., Ltd. * (g)                                      81,000                                                      215
Secom Co., Ltd.                                                      9,100                                                      496
Seiko Epson Corp. (g)                                                5,500                                                      173
Sekisui Chemical Co., Ltd.                                          20,000                                                      173
Sekisui House, Ltd.                                                 48,600                                                      753
Seven & I Holdings Co., Ltd.                                        36,180                                                    1,401
Sharp Corp.                                                         41,200                                                      723
Shimachu Co., Ltd.                                                   2,500                                                       68
Shimamura Co., Ltd.                                                  1,300                                                      160
Shimano, Inc.                                                        4,600                                                      152
Shimizu Construction (g)                                            47,600                                                      329
Shin-Etsu Chemical Co.                                              18,948                                                    1,095
Shinko Securities Co., Ltd.                                         22,000                                                      117
Shinsei Bank, Ltd.                                                  68,000                                                      476
Shionogi & Co., Ltd.                                                19,000                                                      321
Shisiedo Co., Ltd.                                                  17,800                                                      345
Shizuoka Bank, Ltd.                                                 40,000                                                      423
Showa Denko KK                                                      32,000                                                      142
Showa Shell Sekiyu KK                                               10,000                                                      124
Skylark Co., Ltd. (g)                                                7,000                                                      128
SMC Corp.                                                            3,400                                                      517
Softbank Corp. (g)                                                  46,200                                                    1,189
Sony Corp.                                                          35,398                                                    1,778
Stanley Electric Co., Ltd.                                           5,600                                                      130
Sumitomo Bakelite Co.                                                6,000                                                       56
Sumitomo Chemical Co., Ltd.                                         65,600                                                      575
Sumitomo Corp.                                                      46,200                                                      692
Sumitomo Electric Industries                                        34,400                                                      546
Sumitomo Heavy Industries, Ltd.                                     23,000                                                      242
Sumitomo Metal Industry, Ltd.                                      136,000                                                      573
Sumitomo Metal Mining Co., Ltd.                                     52,600                                                      765
Sumitomo Mitsui Financial Group,                                       273                                                    2,997
Inc.
Sumitomo Osaka Cement Co., Ltd.                                     12,000                                                       44
Sumitomo Realty & Development Co.,                                  44,000                                                    1,167
Ltd.
Sumitomo Trust & Banking                                            76,000                                                      809
T&D Holdings, Inc.                                                  11,450                                                      878
Taiheiyo Cement Corp.                                               29,000                                                      141
Taisei Construction                                                 63,000                                                      282
Taisho Pharmaceutical Co.                                           11,913                                                      243
Taiyo Yuden Co., Ltd.                                                5,000                                                       82
Taka Shi Maya Co., Ltd. (g)                                         18,000                                                      263
Takara Holdings, Inc. (g)                                            7,000                                                       43
Takeda Pharmaceutical Co., Ltd.                                     53,600                                                    3,277
Takefuji Corp.                                                       1,780                                                      116
Takuma Co., Ltd.                                                     5,000                                                       42
TDK Corp.                                                            6,100                                                      511
Teijin, Ltd.                                                        42,400                                                      291
Terumo Corp.                                                         9,500                                                      340
The 77 Bank, Ltd.                                                   14,000                                                      110
The Bank of Fukuoka, Ltd. (g)                                       31,000                                                      267
The Daimaru, Inc.                                                   17,000                                                      248
THK Co., Ltd.                                                        2,300                                                       75
TIS, Inc.                                                            1,851                                                       56
Tobu Railway Co., Ltd.                                              32,600                                                      161
Toho Co.                                                             2,200                                                       43
Tohoku Electric Power Co., Ltd.                                     18,900                                                      436
Tokyo Broadcasting System, Inc.                                      6,600                                                      184
Tokyo Electric Power Co., Inc.                                      51,700                                                    1,328
Tokyo Electronics, Ltd.                                             11,200                                                      807
Tokyo Gas Co., Ltd.                                                109,600                                                      530
Tokyo Tatemono Co., Ltd.                                            16,000                                                      185
Tokyu Corp.                                                         47,400                                                      334
Tonengeneral Sekiyu K.K. (g)                                        17,000                                                      185
Toppan Printing Co., Ltd.                                           23,600                                                      315
Toray Co.                                                           61,100                                                      573
Toshiba Corp. (g)                                                  166,000                                                    1,057
Tosoh Corp.                                                         27,000                                                      132
Toto, Ltd. (g)                                                      25,600                                                      266
Toyo Seikan Kaisha, Ltd.                                             9,000                                                      175
Toyota Industries Corp.                                              5,300                                                      236
Toyota Motor Corp.                                                 154,700                                                    9,050
Trend Micro, Inc.                                                    6,200                                                      240
Uni-Charm Corp.                                                      2,000                                                      115
Uniden Corp.                                                         4,000                                                       63
UNY Co., Ltd.                                                        6,000                                                      107
Ushio, Inc.                                                          3,000                                                       69
USS Co., Ltd.                                                        2,940                                                      220
Wacoal Corp. (g)                                                     3,000                                                       41
West Japan Railway Co.                                                  22                                                       98
Yahoo Japan Corp.                                                      948                                                      553
Yakult Honsha Co., Ltd.                                              5,000                                                      130
Yamada Denki Co., Ltd.                                               6,100                                                      665
Yamaha Corp.                                                         6,300                                                      116
Yamaha Motor Co., Ltd.                                               1,000                                                       28
Yamato Transport Co., Ltd.                                          17,000                                                      339
Yamazaki Baking Co., Ltd.                                            5,000                                                       45
Yokogawa Electric Corp.                                             12,000                                                      190
                                                                                                                           --------
                                                                                                                            143,328
                                                                                                                           --------
JERSEY  (0.0%)
Meinl European Land, Ltd. *                                          7,576                                                      150
                                                                                                                           --------
MEXICO  (0.9%)
Alfa, SA                                                            13,000                                                       65
America Movil SA de CV (g)                                         746,000                                                    1,378
Cemex SA de CV                                                     122,000                                                      825
Coca-Cola Femsa SA de CV                                             6,000                                                       19
Corporacion GEO SA de CV *                                          15,000                                                       56
Fomento Economico Mexicano SA de                                    26,000                                                      241
CV
Grupo Carso SA de CV                                                30,000                                                       72
Grupo Financiero Banorte SA de CV                                   51,000                                                      133
Grupo Mexico SA de CV                                               45,000                                                      158
Grupo Modelo SA de CV                                               21,000                                                       80
Grupo Televisa SA (g)                                               88,000                                                      375
Kimberly Clark de Mexico SA de CV                                   21,000                                                       74
Telefonos de Mexico SA de CV (g)                                   503,000                                                      554
Urbi, Desarrollos Urbanos, SA de CV                                  4,000                                                       33
*
Wal-Mart de Mexico SA de CV                                        154,000                                                      439
                                                                                                                           --------
                                                                                                                              4,502
                                                                                                                           --------
NETHERLANDS  (3.0%)
ABN AMRO Holding NV                                                 81,360                                                    2,431
Aegon NV                                                            84,631                                                    1,545
Akzo NV                                                             10,755                                                      619
ASML Holding NV *                                                   20,394                                                      432
Corio NV                                                             3,575                                                      226
Elsevier NV                                                         17,002                                                      252
Heineken NV (g)                                                      9,339                                                      378
ING Groep NV (g)                                                    78,752                                                    3,204
Koninklijke DSM NV                                                   5,893                                                      269
Koninklijke KNP NV                                                  65,300                                                      767
Oce NV                                                               4,385                                                       73
Philips Electronics NV (g)                                          36,887                                                    1,273
Rodamco Cont Eurpope NV                                              2,933                                                      316
TNT Post Groep NV                                                   17,981                                                      647
Unilever NV                                                         22,921                                                    1,655
Vedior NV                                                            5,687                                                      133
VNU NV                                                               6,408                                                      220
Wereldhave                                                           1,458                                                      152
Wolters Kluwer NV CVA                                                8,971                                                      234
                                                                                                                           --------
                                                                                                                             14,826
                                                                                                                           --------
NEW ZEALAND  (0.0%)
Auckland International Airport, Ltd.                                 7,148                                                        9
Contact Energy, Ltd.                                                 2,639                                                       13
Fisher & Paykel Appliances Holdings,                                 1,810                                                        5
Ltd.
Fisher & Paykel Industries, Ltd.                                     2,095                                                        6
Fletcher Building, Ltd.                                              2,432                                                       14
Sky City Entertainment Group, Ltd.                                   2,511                                                        9
Telecom Corp. of New Zealand, Ltd.                                  12,253                                                       45
The Warehouse Group, Ltd.                                            1,226                                                        3
                                                                                                                           --------
                                                                                                                                104
                                                                                                                           --------
NORWAY  (0.6%)
DnB Holding  ASA (g)                                                13,396                                                      186
Norsk Hydro ASA                                                      4,842                                                      746
Norske Skogindustrier AG (g)                                         7,100                                                      109
Orkla SA (g)                                                         8,000                                                      421
Schibsted ASA                                                        1,250                                                       37
Statoil ASA (g)                                                     22,650                                                      747
Storebrand ASA                                                       1,300                                                       15
Tandberg ASA                                                         5,800                                                       59
Tandberg Television ASA *                                            3,000                                                       60
Telenor ASA                                                         23,000                                                      267
Tomra Systems ASA                                                    2,135                                                       21
Yara International ASA                                               8,742                                                      141
                                                                                                                           --------
                                                                                                                              2,809
                                                                                                                           --------
PORTUGAL  (0.2%)
Banco Commercial                                                    88,339                                                      270
BPI-SGPS SA                                                          2,389                                                       18
Brisa Auto-Estradas                                                 20,326                                                      214
Energias de Portugal SA                                             12,673                                                       50
Portugal Telecom SA                                                 24,085                                                      306
PT Multimedia-Servicos de                                            1,374                                                       17
Telecomunicacoes e Multimedia, SGPS,

SA
Sonae, SGPS SA (g)                                                  25,407                                                       43
                                                                                                                           --------
                                                                                                                                918
                                                                                                                           --------
RUSSIA  (1.3%)
AO VimpelCom ADR *                                                   9,500                                                      442
GMK Norilsk Nickel ADR                                               4,700                                                      616
Lukoil ADR                                                          31,200                                                    2,825
Mobile TeleSystems, ADR                                              8,000                                                      261
Oao Gazprom ADR (g)                                                  9,540                                                      436
Polyus Gold ADR *                                                    4,700                                                      223
RAO Unified Energy Systems, GDR                                      5,127                                                      393
Surgutneftegaz ADR *                                                 8,600                                                      731
Tatneft ADR (g)                                                      3,900                                                      465
                                                                                                                           --------
                                                                                                                              6,392
                                                                                                                           --------
SINGAPORE  (1.5%)
Ascendas Real Estate Investment Trust                               65,000                                                       94
Capitaland, Ltd.                                                    86,000                                                      267
CapitaMall Trust                                                    55,300                                                       84
Chartered Semiconductor Manufacturing,                              86,000                                                       98
 Ltd. * (g)
City Developments, Ltd.                                             40,370                                                      258
ComfortDelGro Corp., Ltd.                                          147,333                                                      150
Cosco Corp., Ltd.                                                   61,000                                                       55
Creative Technology, Ltd.                                            4,705                                                       31
DBS Group Holdings, Ltd.                                            90,945                                                    1,023
Fraser & Neave, Ltd.                                                15,000                                                      210
Jardine Cycle & Carriage, Ltd.                                      10,031                                                       71
K-REIT Asia *                                                        6,400                                                        6
Keppel Corp., Ltd.                                                  45,000                                                      436
Keppel Land, Ltd.                                                   32,000                                                       96
Neptune Orient Lines, Ltd.                                          41,000                                                       59
Oversea-Chinese Banking Corp., Ltd.                                173,490                                                      746
Overseas Union Enterprises                                           3,735                                                       22
Parkway Holdings, Ltd.                                              54,000                                                       89
SembCorp Industries, Ltd.                                           70,784                                                      161
SembCorp. Marine, Ltd.                                              48,000                                                       93
Singapore Airlines, Ltd.                                            42,000                                                      377
Singapore Exchange, Ltd.                                            66,911                                                      182
Singapore Land, Ltd.                                                13,000                                                       57
Singapore Post, Ltd.                                               114,000                                                       82
Singapore Press Holdings, Ltd.                                     128,743                                                      349
Singapore Technology Engineering,                                  108,760                                                      215
Ltd.
Singapore Telecommunications, Ltd.                                 553,503                                                      959
STATS ChipPAC, Ltd. *                                               85,000                                                       73
United Overseas Bank, Ltd.                                          96,720                                                      996
United Overseas Land, Ltd.                                          44,376                                                       86
Venture Corp., Ltd.                                                 18,445                                                      158
                                                                                                                           --------
                                                                                                                              7,583
                                                                                                                           --------
SPAIN  (1.9%)
Abertis Infraestructuras (g)                                         7,916                                                      209
Acciona SA                                                             802                                                      138
Acerinox, SA                                                         6,445                                                      108
Actividades de Construccion y Servicios,                             5,946                                                      247
 SA
Altadis SA                                                          10,809                                                      513
Antena 3 Television SA (g)                                           1,288                                                       34
Banco Bilbao Vizcaya-Argentari                                      78,816                                                    1,740
Banco Popular Espanol SA                                            22,101                                                      334
Banco Santander Central Hispano SA                                 110,347                                                    1,711
(g)
Cintra Concesiones de Infraestructuras de                            7,334                                                       99
 Transporte SA (g)
Endesa SA (g)                                                       12,113                                                      402
Fomento de Construcciones y Contratas                                  931                                                       76
SA
Gas Natural SDG SA (g)                                              16,755                                                      511
Grupo Ferrovial SA                                                   1,326                                                      109
Iberdrola SA                                                        10,338                                                      337
Indra Sistemas SA                                                    2,092                                                       43
Industria de Diseno Textil SA                                        4,668                                                      190
Repsol SA                                                           18,817                                                      562
Sociedad General De Aguas De                                         2,047                                                       57
Barcelona SA
Telefonica SA                                                      108,118                                                    1,732
Union Electric Penosa SA                                             2,178                                                       84
Vallehermoso SA                                                      2,086                                                       72
                                                                                                                           --------
                                                                                                                              9,308
                                                                                                                           --------
SWEDEN  (2.2%)
Alfa Laval AB                                                          900                                                       29
Assa Abloy AB, Series B (g)                                         12,150                                                      235
Atlas Copco AB, A Shares (g)                                        12,092                                                      358
Atlas Copco AB, B Shares (g)                                         7,200                                                      197
Billerud                                                             4,050                                                       70
Electrolux AB, Series B (g)                                          7,900                                                      237
Eniro AB                                                             4,900                                                       54
Ericsson LM, Series B (g)                                          593,737                                                    2,114
Gambro AB, Class A                                                   1,100                                                       17
Getinge AB, B Shares                                                 6,400                                                      111
Hennes & Mauritz AB, Series B                                       12,550                                                      477
Holmen AB                                                            2,100                                                       91
Modern Times Group MTG AB *                                          1,550                                                       85
Nordea Bank AB                                                     130,222                                                    1,676
Sandvik AB (g)                                                       7,688                                                      501
Scania AB, Series B                                                  4,000                                                      186
Securitas AB, Series B                                              15,700                                                      328
Shanska AB, Series B                                                13,117                                                      227
Skandia Forsakrings AB                                              20,831                                                      137
Skandiaviska Enskil                                                 22,520                                                      568
SKF AB, Series B (g)                                                12,200                                                      210
Svenska Cellulosa AB, Series B (g)                                   7,600                                                      345
Svenska Handelsbanken, Series A (g)                                 36,502                                                    1,049
Svenskt Stal AB, Series A (g)                                        2,400                                                      142
Swedish Match AB (g)                                                19,700                                                      296
Tele2 AB                                                             5,425                                                       69
Telia                                                               53,426                                                      332
Volvo AB, Series A                                                   3,633                                                      179
Volvo AB, Series B                                                   8,410                                                      423
WM-Data AB                                                           9,600                                                       33
                                                                                                                           --------
                                                                                                                             10,776
                                                                                                                           --------
SWITZERLAND  (5.0%)
Abb, Ltd. *                                                         67,709                                                      967
Adecco SA, Registered                                                1,689                                                      105
Ciba Specialty Chemicals AG                                          2,570                                                      158
Clariant AG *                                                        8,759                                                      136
Compagnie Finaciere Richemont AG                                    13,296                                                      689
Credit Suisse Group                                                 27,666                                                    1,738
Geberit AG *                                                           170                                                      198
Givaudan                                                               268                                                      225
Holcim, Ltd.                                                         7,707                                                      646
Kudelski SA                                                          1,850                                                       48

Logitech International SA *                                          3,980                                                      165
Lonza Group AG                                                       1,476                                                      105
Nestle                                                              15,523                                                    4,736
Nobel Biocare Holding AG                                               963                                                      238
Novartis AG, Registered                                             77,814                                                    4,466
Roche Holdings AG, Genusscheine                                     23,396                                                    3,599
Schindler Holding AG                                                 2,450                                                      134
Serono SA                                                              174                                                      114
Societe Generale de Surveillance                                       132                                                      131
Holdings SA
Straumann AG                                                           510                                                      125
Swiss Reinsurance (g)                                                2,788                                                      204
Swisscom AG (g)                                                        664                                                      222
Syngenta *                                                           4,147                                                      579
The Swatch Group AG, Series B                                        1,016                                                      182
UBS AG (g)                                                          39,071                                                    4,633
Zurich Financial Services *                                          2,010                                                      489
                                                                                                                           --------
                                                                                                                             25,032
                                                                                                                           --------
THAILAND  (0.5%)
Advanced Information Service PCL                                    59,600                                                      141
Airports Of Thailand PCL                                            34,200                                                       53
Bangkok Bank PCL Foreign Registered                                 66,200                                                      210
Shares
Bangkok Bank PCL.                                                   23,800                                                       72
Banpu PLC                                                           10,400                                                       42
Hana Microelectronics Public Co., Ltd.                              44,600                                                       34

Italian-Thai Development PCL                                        79,400                                                       15
Kasikornbank PCL                                                    36,000                                                       63
Kasikornbank PCL, Foreign Registered                                92,800                                                      168
Shares
Krung Thai Bank PCL                                                223,200                                                       73
Land and Houses PCL                                                118,600                                                       27
Land and Houses PCL., Foreign                                      164,700                                                       39
Registered Shares
National Finance Public Co., Ltd.                                   53,000                                                       23
PTT Chemical PCL                                                    21,700                                                       50
PTT Exploration & Production PCL                                    99,500                                                      334
PTT Public Co., Ltd.                                                60,900                                                      399
Ratchaburi Electricity Generating                                   26,500                                                       27
Holding PCL
Shin Corp. PCL                                                     112,600                                                      113
Siam Cement PCL                                                     10,500                                                       67
Siam Cement PCL, Foreign Registered                                 24,000                                                      162
Shares
Siam City Cement Public Co., Ltd.,                                   2,600                                                       19
Foreign Registered Shares
Siam Commercial Bank Public Co.,                                    63,500                                                      107
Ltd., Foreign Registered Shares
Thai Airways International PCL                                      40,700                                                       52
TISCO Finance PCL *                                                 26,500                                                       20
True Corp. PCL *                                                   132,900                                                       35
                                                                                                                           --------
                                                                                                                              2,345
                                                                                                                           --------
TURKEY  (0.9%)
Akbank TAS                                                          81,485                                                      677
Anadolu Efes Biracilik ve Malt Sanayii                               2,297                                                       77
AS
Arcelik AS                                                          19,534                                                      166
Dogan Sirketler Grubu Holding AS *                                  42,270                                                      202
Dogan Yayin Holding AS *                                            26,147                                                      133

Eregli Demir ve Celik Fabrikalari TAS                               45,737                                                      273
Ford Otomotiv Sanayi AS                                             11,885                                                      119
Haci Omer Sabanci Holding AS                                        71,444                                                      338
Hurriyet Gazetecilik ve Matbaacilik AS                              14,856                                                       55

Koc Holding AS                                                      34,073                                                      187
Migros Turk AS                                                      13,711                                                      191
Trakya Cam Sanayii AS                                                4,934                                                       22
Tupras-Turkiye Petrol Rafinerileri AS                               14,064                                                      298
Turk Hava Yollari Anonim Ortakligi *                                 5,160                                                       28
Turk Sise ve Cam Fabrikalari AS                                     14,713                                                       65
Turkcell Iletisim Hizmetleri AS                                     47,541                                                      302
Turkiye Garanti Bankasi AS                                         123,855                                                      511
Turkiye Is Bankasi                                                  86,742                                                      728
Yapi ve Kredi Bankasi AS *                                         104,700                                                      246
                                                                                                                           --------
                                                                                                                              4,618
                                                                                                                           --------
TOTAL FOREIGN STOCKS                                                                                                        458,015
                                                                                                                           --------

PREFERRED STOCKS  (0.8%)
BRAZIL  (0.6%)
Banco Bradesco SA                                                   13,000                                                      497
Brasil Telecom Participacoes SA                                  8,395,000                                                       68
Caemi Mineracao e Metalurgica SA                                    59,000                                                      108
Companhia de Bebidas das Americas                                  594,000                                                      274
Companhia Energetica de Minas Gerais                             3,514,000                                                      168

Empresa Brasileira de Aeronautica SA                                12,500                                                      120
Gerdau SA                                                           12,000                                                      208
Klabin SA                                                           21,000                                                       53
Petroleo Brasileiro SA                                              79,300                                                    1,763
Sadia SA                                                            18,000                                                       49
Votorantim Celulose e Papel SA                                       3,000                                                       48
                                                                                                                           --------
                                                                                                                              3,356
                                                                                                                           --------
GERMANY  (0.1%)
Volkswagen AG *                                                      5,791                                                      323
                                                                                                                           --------
RUSSIA  (0.1%)
Surgutneftegaz ADR                                                   4,200                                                      546
                                                                                                                           --------
TOTAL PREFERRED STOCKS                                                                                                        4,225
                                                                                                                           --------

INVESTMENT COMPANIES  (3.7%)
UNITED STATES  (3.7%)
DWS Latin America Fund                                              14,934                                                      847
Excelsior Pacific Asia Fund                                             33                                                       -#
Invesco Gold and Precision Metals Fund                                  59                                                       -#
 *
iShares MSCI Emerging Markets Index                                 15,900                                                    1,677
Fund (g)
iShares MSCI Germany Index Fund (g)                                165,500                                                    3,994

iShares MSCI Hong Kong Index Fund                                  561,700                                                    8,033
(g)
Matthews China Fund                                                 55,918                                                    1,033
Matthews Pacific Tiger Fund                                         80,040                                                    1,754
Oakmark International Small Cap Fund                                54,067                                                    1,269
                                                                                                                           --------
TOTAL INVESTMENT COMPANIES                                                                                                   18,607
                                                                                                                           --------

RIGHTS  (0.0%)

BRAZIL  (0.0%)
Companhia de Bebidas das Americas                                       29                                                       -#
Companhia de Bebidas das Americas                                      149                                                       -#
Preferred
SWITZERLAND  (0.0%)
Swiss RE                                                             2,788                                                       -#
                                                                                                                           --------
TOTAL RIGHTS                                                                                                                     -#
                                                                                                                           --------

MONEY MARKETS  (1.7%)
UNITED STATES  (1.7%)
JPMorgan Prime Money Market Fund                                 8,239,038                                                    8,239
                                                                                                                           --------
TOTAL MONEY MARKETS                                                                                                           8,239
                                                                                                                           --------

SHORT TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (11.7%)
Pool of various securities for Fifth Third Funds                    58,420                                                   58,420
                                                                                                                           --------

TOTAL SHORT TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        58,420
                                                                                                                           --------


TOTAL (COST $454,354)   -   110.0%                                                                                         $547,757
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HIGH YIELD BOND FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES OR
                                                                  PRINCIPAL
                                                                    AMOUNT                                                   VALUE
CORPORATE BONDS  (90.1%)
AES Corp., 8.75%, 5/15/13 (e)                                        1,000                                                 $  1,082
Allied Waste North America, 7.25%,                                     750                                                      763
3/15/15
Asbury Automotive Group, 8.00%,                                        750                                                      755
3/15/14
Atlas Pipline Partners, 8.13%, 12/15/15                                219                                                      226
 (e)
Autonation, Inc., 7.00%, 4/15/14 (e)                                   112                                                      113
Basic Energy Services, 7.13%, 4/15/16                                  750                                                      741
 (e)
Beazer Homes USA, 6.88%, 7/15/15                                       750                                                      718
Bluewater Finance Ltd., 10.25%,                                        700                                                      728
2/15/12
Bombardier Recreational, 8.38%,                                        750                                                      789
12/15/13
Bristow Group, Inc., 6.13%, 6/15/13                                    600                                                      564
Buckeye Technologies, Inc., 8.50%,                                     750                                                      752
10/1/13
Case Corp., 7.25%, 1/15/16                                             365                                                      356
Case New Holland, Inc., 9.25%,                                         750                                                      797
8/1/11
Cenveo Corp., 9.63%, 3/15/12                                           750                                                      801
Cenveo Corp., 7.88%, 12/1/13                                           862                                                      834
Chaparral Steel Co., 10.00%, 7/15/13                                   750                                                      840
CHC Helicopter Corp., 7.38%, 5/1/14                                    870                                                      885
Chesapeake Energy Corp., 6.88%,                                        750                                                      739
1/15/16 (e)
Chesapeake Energy Corp., 6.50%,                                        149                                                      142
8/15/17
Citizens Commnunications, 6.25%,                                       564                                                      548
1/15/13
CMS Energy Corp., 6.30%, 2/1/12                                        800                                                      777
Communications & Power Industries,                                     750                                                      771
8.00%, 2/1/12
Consol Energy, Inc., 7.88%, 3/1/12                                     750                                                      791
Copano Energy LLC, 8.13%, 3/1/16                                       171                                                      176
(e)
CSC Holdings, Inc., 8.13%, 8/15/09                                     750                                                      777
CSK Auto, Inc., 7.00%, 1/15/14                                         750                                                      723
Del Monte Corp., 6.75%, 2/15/15 (e)                                    750                                                      716
Dex Media, Inc., 0.00%, 11/15/13 (d)                                   215                                                      183
Dex Media, Inc., 0.00%, 11/15/13 (d)                                   645                                                      548
Dex Media, Inc., 8.00%, 11/15/13                                       184                                                      189
Dresser-Rand Group, Inc., 7.63%,                                       850                                                      869
11/1/14
DRS Technologies, Inc., 6.63%,                                         256                                                      253
2/1/16
Fisher Scientific International, 6.75%,                                750                                                      752
8/15/14
Ford Motor Credit Co., 7.88%,                                          875                                                      808

6/15/10
Forest Oil Corp., 8.00%, 12/15/11                                      750                                                      798
Foundation PA Coal Co., 7.25%,                                         750                                                      752
8/1/14
GCI, Inc., 7.25%, 2/15/14                                              750                                                      739
General Motors Acceptance Corp.,                                       750                                                      703
6.88%, 9/15/11
General Motors Acceptance Corp.,                                       750                                                      711
8.00%, 11/1/31
Georgia - Pacific Corp., 7.70%,                                        750                                                      750
6/15/15
Gibraltar Industries, Inc., 8.00%,                                     750                                                      763
12/1/15 (e)
Glencore Funding LLC, 6.00%, 4/15/14                                   750                                                      707
 (e)
Hanover Equipment Trust, Series B,                                     750                                                      782
8.75%, 9/1/11
HCA, Inc., 6.50%, 2/15/16                                            1,000                                                      962
Houghton Mifflin Co., 8.25%, 2/1/11                                    750                                                      776
IKON Office Solutions, 7.75%, 9/15/15                                  750                                                      769
 (e)
Jarden Corp., 9.75%, 5/1/12                                            750                                                      780
K. Hovnanian Enterprises, 6.25%,                                     1,000                                                      920
1/15/15
KB Home, 7.25%, 6/15/18                                              1,000                                                      987
M/I Homes, Inc., 6.88%, 4/1/12                                         500                                                      466
Massey Energy Co., 6.88%, 12/15/13                                     750                                                      722
(e)
Mirant North America LLC, 7.38%,                                       750                                                      753
12/31/13 (e)
Mylan Laboratories, Inc., 6.38%,                                       750                                                      735
8/15/15
Nell AF SARL, 8.38%, 8/15/15 (e)                                       750                                                      743
Novelis, Inc., 7.75%, 2/15/15 (e)                                      600                                                      582
NRG Energy, Inc., 7.25%, 2/1/14                                        730                                                      734
Omnicare, Inc., 6.88%, 12/15/15                                        107                                                      106
Owens-Brockway Glass Containers,                                       750                                                      800
8.75%, 11/15/12
Panamsat Corp., 9.00%, 8/15/14                                         346                                                      364
Paramount Resources Ltd., 8.50%,                                       750                                                      780
1/31/13
Pilgrim's Pride Corp., 9.63%, 9/15/11                                  150                                                      156
Pilgrim's Pride Corp., 9.25%,                                        1,000                                                    1,011
11/15/13
Polyone Corp., 8.88%, 5/1/12                                           750                                                      761
Quebecor Media, 7.75%, 3/15/16 (e)                                     902                                                      924
Qwest Corp., 7.88%, 9/1/11                                             750                                                      786
Range Resources Corp., 7.38%,                                          585                                                      599
7/15/13
Reliant Energy, Inc., 9.50%, 7/15/13                                   750                                                      761
Roger Wireless, Inc., 7.25%,                                           750                                                      777
12/15/12
Sensata Technologies BV, 8.00%,                                        374                                                      376
5/1/14 (e)
Service Corp. International, 7.50%,                                    750                                                      735
6/15/17 (e)
Sierra Pacific Power Co., 6.00%,                                       320                                                      310
5/15/16 (e)
Solo Cup Co., 8.50%, 2/15/14                                           750                                                      713
Southern Copper Corp., 6.38%,                                          500                                                      485

7/27/15
Station Casinos, 6.50%, 2/1/14                                         750                                                      729
Stena AB, 7.50%, 11/1/13                                               750                                                      745
Stewart Enterprises, 7.75%, 2/15/13                                    500                                                      480
(e)
Sungard Data Systems, Inc., 9.13%,                                     750                                                      801
8/15/13 (e)
Texas Industries, Inc., 7.25%,                                         705                                                      723
7/15/13
Transcont Gas Pipe Corp., 6.40%,                                       679                                                      675
4/15/16 (e)
Trinity Industries, Inc., 6.50%,                                       750                                                      722
3/15/14
United Auto Group, Inc., 9.63%,                                        275                                                      293
3/15/12
United Refining Co., 10.50%, 8/15/12                                   750                                                      784
United Rentals NA, Inc., 6.50%,                                        750                                                      735
2/15/12
Videotron LTEE, 6.88%, 1/15/14                                         750                                                      743
                                                                                                                           --------
TOTAL CORPORATE BONDS                                                                                                        56,014
                                                                                                                           --------
INVESTMENTS IN AFFILIATES  (8.6%)
Fifth Third Institutional Money Market Fund                      5,342,966                                                    5,343
                                                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                                                               5,343
                                                                                                                           --------

TOTAL (COST $61,698)   -   98.7%                                                                                           $ 61,357
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD BOND FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT                                                     VALUE
COMMERCIAL PAPER  (5.5%)
Merrill Lynch and Co., 4.78%, 5/11/06                                3,835                                                 $  3,830
**
Merrill Lynch and Co., 4.82%, 5/18/06                                1,260                                                    1,257
**
Nestle Capital Corp., 4.77%, 5/16/06                                 9,915                                                    9,895
**                                                                                                                         --------
TOTAL COMMERCIAL PAPER                                                                                                       14,982
                                                                                                                           --------

CORPORATE BONDS  (64.8%)
AOL Time Warner, Inc., 7.70%,                                          480                                                      525
5/1/32
Banc of America Commercial Mortgage,                                 2,850                                                    2,710
Inc., Series 2005-6, Class AJ, 5.18%,
9/10/47
Bank of Montreal-Chicago, 7.80%,                                     2,750                                                    2,807
4/1/07
Bear Stearns Adjustable Rate Mortgage                                1,415                                                    1,384
Trust, Series 2004-10, Class 12A3,
4.67%, 1/25/35 (d)
Bear Stearns Adjustable Rate Mortgage                                4,359                                                    4,331
Trust, Series 2005-12, Class 11A2,
5.45%, 2/25/36 (d)
Bear Stearns Adjustable Rate Mortgage                                3,927                                                    3,851
Trust, Series 2005-12, Class 13A1,
5.48%, 2/25/36 (d)
Bear Stearns Commercial Mortgage                                     1,639                                                    1,674
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                                     2,000                                                    1,936
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41
Bear Stearns Commercial Mortgage                                     7,500                                                    7,010
Securities, Series 2004-T16, Class A6,
4.75%, 2/13/46 (d)
Columbus Southern Power, 4.40%,                                        500                                                      474
12/1/10
Comcast Cable, 7.13%, 6/15/13                                        1,750                                                    1,844
Countrywide Alternative Loan Trust,                                    671                                                      674
6.50%, 9/25/34 (d)
Countrywide Asset-Backed Certificates,                               1,426                                                    1,427
Series 2002-BC1, Class M1, 6.38%,
4/25/32 (d) (f)
Cox Communications, Inc., 5.50%,                                       800                                                      749
10/1/15 (g)
Credit-Based Asset Servicing and                                     3,350                                                    3,256
Securitization, Series 2006-CB1, Class
AF4, 5.44%, 1/25/36
DaimlerChrysler, 8.50%, 1/18/31                                        600                                                      696

Devon Energy Corp., 7.95%, 4/15/32                                     700                                                      834
Duke Energy Corp., 6.45%, 10/15/32                                     850                                                      848
Equity One ABS, Inc., Series 2004-1,                                 4,000                                                    3,941
Class AF4, 4.15%, 4/25/34 (d)
First Union-Lehman Brothers, 7.00%,                                  2,750                                                    3,017
4/18/29 (e)
Firstenergy Corp., 6.45%, 11/15/11                                   1,070                                                    1,104
Fleet/Norstar Group, 8.63%, 1/15/07                                  2,000                                                    2,043
Gazprom International, 7.20%, 2/1/20                                 1,000                                                    1,044
(e)
General Electric Capital Corp., 6.75%,                               1,055                                                    1,139
3/15/32 (g)
General Motors Acceptance Corp.,                                       767                                                      767
Mortgage Corp. Loan Trust, 5.19%,
12/25/20 (d) (f)
General Motors Acceptance Corp.,                                     2,700                                                    2,616
Mortgage Corp. Loan Trust, 5.00%,
10/25/33
General Motors Acceptance Corp.,                                     1,750                                                    1,712
Mortgage Corp. Loan Trust, 4.34%,
11/1/34 (d)
Global Signal Trust, Series 2006-1,                                  2,550                                                    2,527
Class C, 5.71%, 2/15/36 (e)
Greenwich Capital Commercial Funding                                 1,000                                                      967
Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35
Greenwich Capital Commercial Funding                                 2,000                                                    1,948
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                              4,900                                                    4,788
2004-GG2, Class A3, 4.60%, 8/10/38
Harley-Davidson Motorcycle Trust,                                      233                                                      227
Series 2004-2, Class B, 2.96%, 2/15/12
Hertz Vehicle Financing LLC, Series                                  3,000                                                    2,949
2005-2A, Class A6, 5.08%, 11/25/11 (e)

Homebanc Mortgage Trust, Series                                      3,213                                                    3,224
2004-2, 5.41%, 12/25/34 (d) (f)
Homebanc Mortgage Trust, Series                                        994                                                      998
2006-1, Class 1A1, 6.18%, 4/25/37 (d)
Household Finance Corp., 6.50%,                                        170                                                      175
11/15/08
IndyMac Index Mortgage Loan Trust,                                   5,003                                                    5,005
Series 2005-AR9, 5.46%, 7/25/35 (d)
iStar Financial, Inc., 6.00%, 12/15/10                               1,500                                                    1,505
JP Morgan Chase Commercial Mortgage                                    128                                                      128
 Securities Corp., Series 200-CIBC, Class
 A2, 6.00%, 3/15/33
JP Morgan Chase Commercial Mortgage                                    865                                                      844
 Securities Corp., Series 2003-CB6, Class
 A2, 5.26%, 7/12/37
JP Morgan Mortgage Trust, Series                                     1,118                                                    1,090
2005-A1, Class 2A1, 4.85%, 2/25/35
JP Morgan Mortgage Trust, Series                                     3,000                                                    2,895
2005-A2, Class 3A2, 4.93%, 4/25/35
JP Morgan Mortgage Trust, Series                                     4,117                                                    4,015
2005-A2, Class 7CB1, 4.90%, 4/25/35
JP Morgan Mortgage Trust, Series                                     3,205                                                    3,168
2005-A3, Class 7CA1, 5.17%, 6/25/35

JP Morgan Mortgage Trust, Series                                     3,883                                                    3,824
2005-ALT1, Class 4A1, 5.65%, 10/25/35
 (d)
JP Morgan Mortgage Trust, Series                                     3,792                                                    3,734
2006-A2, Class 3A2, 5.69%, 4/25/36
(d)
Kroger Co., 6.20%, 6/15/12                                             500                                                      505
LB-UBS Commercial Mortgage Trust,                                      330                                                      318
Series 2005-C3, 4.55%, 7/15/30
Lehman Brothers Holdings, 8.25%,                                       170                                                      175
6/15/07
Merrill Lynch & Co., 4.25%, 2/8/10                                   1,000                                                      958
Morgan Stanley Capital I, 5.11%,                                     3,200                                                    3,071
6/15/40
Morgan Stanley Dean Witter Capital I,                                2,590                                                    2,470
4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                                  2,394                                                    2,318
5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28                                        805                                                      808
National City Bank, 7.25%, 7/15/10                                   3,000                                                    3,191
National Rural Utilities, 7.25%, 3/1/12                                125                                                      134
Navistar Financial Corp. Owner Trust,                                4,379                                                    4,383
5.10%, 4/15/08 (d) (f)
Navistar Financial Corp. Owner Trust,                                1,202                                                    1,161
Series 2004-A, Class B, 2.46%, 3/15/11
NCNB Corp., 10.20%, 7/15/15                                          2,500                                                    3,234
Norfolk Southern Corp., 5.59%,                                         130                                                      121
5/17/25
Oncor Electric Delivery, 7.00%, 5/1/32                                 480                                                      506

Pemex Master Trust, 6.13%, 8/15/08                                     825                                                      830
Republic New York Corp., 7.00%,                                      2,000                                                    2,100
3/22/11
Residential Accredit Loans, Inc., 5.23%,                             1,897                                                    1,898
 3/25/34 (d) (f)
Residential Accredit Loans, Inc., Series                             4,307                                                    4,297
2005-QA12, Class CB1, 5.80%, 12/25/35
 (d)
Residential Asset Mortgage Products,                                   705                                                      705
Inc., 5.10%, 5/25/24
Residential Asset Mortgage Products,                                 3,305                                                    3,230
Inc., Series 2003-RZ5, Class A7, 4.97%,
9/25/33 (d)
Residential Asset Securities Corp.,                                    366                                                      366
5.20%, 3/25/34 (d) (f)
SACO I Trust, Series 2004-2, Class A3,                               4,114                                                    4,115
 5.43%, 10/25/34 (d) (f)
Science Applications International Co.,                              2,105                                                    1,799
5.50%, 7/1/33
SLM Corp., 5.00%, 4/15/15                                              175                                                      163
Structured Asset Securities Corp.,                                   1,245                                                    1,196
5.15%, 12/25/34 (d)
Suntrust Alternative Loan Trust, Series                              1,398                                                    1,248
2005-1F, Class B3, 6.07%, 12/25/35 (d)
Swiss Bank Corp. - New York, 7.38%,                                  2,000                                                    2,228
7/15/15
Thornburg Mortgage Securities Trust,                                 5,174                                                    5,181
Series 2004-2, Class A3, 5.24%, 6/25/44
(d) (f)
Trans-Canada Pipeline, 5.60%,                                          750                                                      693

3/31/34
Travelers Property Casualty Corp.,                                      85                                                       96
7.75%, 4/15/26
Truck Retail Installment Paper Corp.,                                6,950                                                    6,968
5.17%, 12/15/16 (d) (e) (f)
UBS Preferred Funding Trust I, 8.62%,                                  925                                                    1,027
10/29/49 (d)
US Bank NA, 6.30%, 2/4/14                                              345                                                      356
Vodafone Group PLC, 5.75%, 3/15/16                                   1,575                                                    1,531
Washington Mutual, Series 2003-AR9,                                  5,862                                                    5,689
Class 1A6, 4.05%, 9/25/33 (d)
Washington Mutual, Series 2004-AR3,                                  1,747                                                    1,701
Class A-2, 4.24%, 6/25/34
Wells Fargo Mortgage Backed Securities                               3,077                                                    2,990
 Trust, 5.14%, 5/25/35 (d)
Wells Fargo Mortgage Backed Securities                               1,550                                                    1,464
 Trust, Series 2003-N, 4.75%, 12/25/33
(d)
YUM! Brands Inc., 7.70%, 7/1/12                                      1,250                                                    1,352
                                                                                                                           --------
TOTAL CORPORATE BONDS                                                                                                       175,000
                                                                                                                           --------

FOREIGN BONDS  (1.7%)
France Telecom, 8.75%, 3/1/31                                          650                                                      801
Midland Bank PLC, 7.63%, 6/15/06                                     1,500                                                    1,504
United Mexican States, 4.63%, 10/8/08                                2,460                                                    2,398
                                                                                                                           --------
TOTAL FOREIGN BONDS                                                                                                           4,703
                                                                                                                           --------

U.S. GOVERNMENT AGENCIES  (43.1%)
FANNIE MAE  (25.6%)
6.05%, 12/1/08                                                       2,846                                                    2,869
6.00%, 5/1/17                                                          258                                                      261
6.50%, 6/1/17                                                          315                                                      322
6.50%, 8/1/17                                                          247                                                      253
5.50%, 1/1/18                                                           16                                                       16
5.50%, 2/1/18                                                           67                                                       67
5.50%, 2/1/18                                                            9                                                        9
4.50%, 5/1/18                                                       11,550                                                   10,999
6.00%, 5/1/18                                                        1,291                                                    1,308
5.00%, 7/1/18                                                        3,000                                                    2,922
5.50%, 2/1/25                                                        1,545                                                    1,514
5.00%, 5/1/25                                                        2,463                                                    2,356
7.50%, 6/1/28                                                          264                                                      275
6.50%, 8/1/28                                                          212                                                      216
6.50%, 6/1/29                                                          192                                                      197
6.50%, 4/1/32                                                          427                                                      436
6.50%, 6/1/32                                                          933                                                      952
7.00%, 6/1/32                                                          262                                                      271
6.50%, 7/1/32                                                          551                                                      562
6.50%, 7/1/32                                                          699                                                      713
7.50%, 12/1/32                                                         250                                                      260
6.00%, 1/1/33                                                          458                                                      457
6.50%, 3/1/33                                                          319                                                      325
5.00%, 5/1/33                                                       12,500                                                   11,823
5.50%, 5/1/33                                                        6,500                                                    6,314
6.00%, 8/25/33                                                       2,725                                                    2,607
5.50%, 5/25/34                                                       3,150                                                    2,887
7.00%, 9/1/34                                                          311                                                      320
5.50%, 6/1/35                                                          944                                                      917

6.00%, 7/1/35                                                        5,337                                                    5,315
6.00%, 9/1/35                                                        2,887                                                    2,876
5.00%, 11/1/35                                                       4,139                                                    3,916
6.00%, 1/1/36                                                        4,666                                                    4,648
                                                                                                                           --------
                                                                                                                             69,183
                                                                                                                           --------
FEDERAL HOME LOAN BANK  (1.5%)
4.06%, 8/25/09                                                       3,488                                                    3,367
4.00%, 2/25/10                                                         704                                                      690
                                                                                                                           --------
                                                                                                                              4,057
                                                                                                                           --------
FREDDIE MAC  (12.8%)
4.50%, 8/15/16                                                       3,000                                                    2,850
4.00%, 1/15/17                                                       7,500                                                    6,922
5.00%, 4/1/18                                                          586                                                      571
5.00%, 2/15/25                                                       3,245                                                    2,955
6.50%, 1/1/29                                                        1,807                                                    1,847
7.00%, 1/1/32                                                          146                                                      151
6.50%, 7/1/32                                                          305                                                      311
6.25%, 7/15/32 (g)                                                   1,500                                                    1,640
7.00%, 8/1/32                                                          631                                                      649
6.50%, 9/1/32                                                          156                                                      159
5.50%, 2/1/33                                                       12,900                                                   12,532
6.00%, 9/1/33                                                          629                                                      628
6.50%, 5/15/34 (d)                                                   1,384                                                    1,338
4.50%, 6/1/34                                                          952                                                      873
4.50%, 9/1/34                                                        1,188                                                    1,090
                                                                                                                           --------
                                                                                                                             34,516
                                                                                                                           --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (3.2%)
5.00%, 7/1/33                                                        4,000                                                    3,834
5.50%, 10/1/33                                                       5,000                                                    4,910
                                                                                                                           --------
                                                                                                                              8,744
                                                                                                                           --------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                              116,500
                                                                                                                           --------

U.S. TREASURY OBLIGATIONS  (1.6%)
U.S. TREASURY BONDS  (1.0%)
5.00%, 11/15/27                                                      2,900                                                      926
5.38%, 2/15/31 (g)                                                   1,800                                                    1,828
                                                                                                                           --------
                                                                                                                              2,754
                                                                                                                           --------
U.S. TREASURY NOTES  (0.6%)
4.50%, 2/15/16 (g)                                                   1,000                                                      956
5.45%, 5/15/17                                                       1,080                                                      608
                                                                                                                           --------
                                                                                                                              1,564
                                                                                                                           --------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                               4,318
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (2.5%)
Fifth Third Institutional Money Market Fund                      6,852,049                                                    6,852
                                                                                                                           --------

TOTAL INVESTMENTS IN AFFILIATES                                                                                               6,852
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (2.3%)
Pool of various securities for Fifth Third Funds                     6,335                                                    6,335
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                         6,335
                                                                                                                           --------


TOTAL (COST $333,621)   -   121.5%                                                                                         $328,690
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERMEDIATE BOND FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT                                                    VALUE
CORPORATE BONDS  (83.8%)
ABN Amro NA Holding Cap, 6.52%,                                      2,997                                                 $  3,068
11/8/12 (d) (e)
Ace Securities Corp., 5.50%, 9/25/35                                 3,000                                                    3,019
(d)
Alabama Power Cap, 5.50%, 10/1/42                                      874                                                      864
(d)
Ameriprise Financial, Inc., 5.65%,                                   1,480                                                    1,439
11/15/15
Anthem, Inc., 3.50%, 9/1/07                                          2,375                                                    2,311
Associated Bank, NA, 4.94%, 6/2/08                                   5,000                                                    5,006
(d)
AT & T Broadband Corp., 8.38%,                                       1,750                                                    1,959
3/15/13
Bank of America Corp., 9.38%,                                        5,000                                                    5,578
9/15/09
Bank of Montreal-Chicago, 7.80%,                                     3,000                                                    3,062
4/1/07
BankAmerica Capital, 8.00%,                                          2,000                                                    2,105
12/15/26
Bay View Auto Trust, Series                                          2,880                                                    2,831
2005-LJ2, 4.55%, 2/25/14
Bear Stearns Adjustable Rate                                         3,704                                                    3,560
Mortgage Trust, 4.91%, 7/25/34 (d)
Bear Stearns Alternative-A Trust,                                    2,121                                                    2,124
Series 2005-9, 5.85%, 11/25/35
Bear Stearns Commercial Mortgage                                     1,397                                                    1,427
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Chase Mortgage Finance Corp., Series                                 5,005                                                    4,778
2005-A2, Class 3A5, 5.47%, 1/25/36
Chaseflex Trust, Series 2005-2, 5.96%,                               5,063                                                    4,858
 6/25/35
CIT Group, Inc., 5.13%, 9/30/14                                      2,000                                                    1,888
Citigroup Commercial Mortgage Trust,                                 4,835                                                    4,750
 Series 2004-C1, 5.29%, 4/15/40 (d)
Citigroup Commercial Mortgage Trust,                                 5,000                                                    4,769
 Series 2005-EMG, 4.38%, 9/20/51
CNH Equipment Trust, Series 2005-A,                                  2,435                                                    2,434
Class A4A, 4.94%, 6/15/12 (d)
Commerce Group, Inc., 5.95%,                                         1,000                                                      974
12/9/13 (g)
Commercial Mortgage Acceptance                                       3,500                                                    3,429
Corp., Series 1998-C2, Class F, 5.44%,
9/15/30 (d)
Countrywide Alternative Loan Trust,                                  2,500                                                    2,486
5.75%, 5/1/36 (d)
Countrywide Alternative Loan Trust,                                  4,515                                                    4,388
Series 2004-2CB, Class 1A1, 4.25%,
3/25/34
Countrywide Alternative Loan Trust,                                  2,028                                                    2,032
Series 2005-10CB, Class 1A2, 5.27%,
5/25/35 (d)
Countrywide Alternative Loan Trust,                                  3,680                                                    3,611
Series 2005-10CB, Class 1A6, 5.50%,
5/25/35
Countrywide Alternative Loan Trust,                                  2,000                                                    1,874
Series 2005-32T1, Class A6, 5.50%,
8/25/35
Countrywide Alternative Loan Trust,                                  2,365                                                    2,234
Series 2005-7CB, Class M, 5.50%,
4/25/35
Countrywide Home Loan, 4.00%,                                        2,325                                                    2,151
3/22/11
Countrywide Home Loans, 4.96%,                                       1,000                                                    1,000
2/27/08 (d)
Cox Communications, Inc., 7.75%,                                     1,550                                                    1,657
11/1/10
Credit Suisse First Boston Mortgage                                  1,000                                                    1,038
Securities Corp., Series 2002-CKN2,
6.38%, 4/15/37
Credit Suisse First Boston, Inc., 5.13%,                             1,910                                                    1,804
8/15/15
Credit-Based Asset Servicing and                                     3,025                                                    2,939
Securitization, Series 2006-CB1, Class
AF4, 5.44%, 1/25/36
Credit-Based Asset Servicing and                                     2,400                                                    2,406
Securitization, Series 2006-CB2, Class
AF2, 5.50%, 12/25/36 (d)
Credit-Based Asset Servicing and                                     2,475                                                    2,402
Securitizing, 5.43%, 11/25/36 (d)
Crown Castle Towers LLC, Series                                      4,000                                                    3,830
2005-1A, 4.64%, 6/15/35 (e)
CS First Boston Mortgage Securities                                  4,750                                                    4,529
Corp., Series 2003-CK2, Class A4,
4.80%, 3/15/36
Deutsche Alternative-A Securities                                    1,440                                                    1,421
Inc., Mortgage Loan Trust, 5.05%,
9/25/35
Deutsche Mortgage Securities Inc.,                                   4,565                                                    4,372
Series 2005-1, 5.75%, 2/25/35
Deutsche Mortgage Securities, Inc.,                                  2,182                                                    2,170
5.03%, 6/26/35 (d)
Deutsche Mortgage Securities, Inc.,                                    262                                                      261
Series 2004-2, Class A3, 3.78%,
1/25/34
DLJ Commerical Mortgage Corp.,                                       1,175                                                    1,189
Series 1998-CF1, Series A1B, 6.41%,
2/18/31 (d)
Duke Capital LLC, 5.50%, 3/1/14                                      1,825                                                    1,771
Duke Realty Corp., 5.20%, 12/22/06                                   2,880                                                    2,882
(d)
First Horizon ABS Trust, Series                                      2,282                                                    2,282
2006-HE1, Class A, 5.12%, 10/25/34
(d)
First Horizon Mortgage Pass Through                                  3,888                                                    3,893
Trust, Series 2006-AR1, Class 3A1,
6.04%, 4/25/36 (d)
First Horizon Mortgage Pass-Through                                  4,455                                                    4,400
Trust, Series 2005-AR4, 5.34%, 10/25/35
 (d)
First Tennessee Bank, 5.32%, 12/8/08                                   500                                                      496
First Tennessee Bank, Series BKNT,                                   2,000                                                    1,943
5.65%, 4/1/16
First Union-Lehman Brothers, 7.00%,                                  3,220                                                    3,532
4/18/29 (e)
Fleet Financial Group, 7.80%,                                        5,000                                                    5,310
12/1/09
Gazprom International, 7.20%, 2/1/20                                 2,000                                                    2,088
(e)
GE Global Insurance Holding, 6.45%,                                  1,000                                                    1,014
3/1/19
Global Signal Trust, Series 2006-1,                                  3,000                                                    2,959
Class D, 6.05%, 2/15/36 (e)
GMAC Commercial Mortgage                                             1,700                                                    1,729
Securities, Inc., Series 1997-C1, Class C,
 6.90%, 7/15/29
Goldman Sachs Group, Inc., 5.00%,                                    2,500                                                    2,347
10/1/14
Goldman Sachs Group, Inc., Series                                    5,000                                                    5,003
MTN, 5.02%, 3/2/10 (d)
Green Tree Financial Corp., Series                                     410                                                      411
1998-6, Class A6, 6.27%, 6/1/30
GS Mortgage Securities Corp. II,                                     1,500                                                    1,431
Series 2004-C1, Class B, 4.46%,
10/10/28 (d)
GS Mortgage Securities Corp. II,                                     3,888                                                    3,713
Series 2004-C1, Class C, 4.52%,
10/10/28 (d)
GSR Mortgage Loan Trust, Series                                      2,214                                                    2,161
2005-AR6, Class 3A1, 4.56%, 9/25/35
(d)
Hibernia Corp., 5.35%, 5/1/14                                        2,845                                                    2,696
Homebanc Mortgage Trust, Series                                      4,843                                                    4,864
2006-1, Class 2A1, 6.12%, 4/1/36 (d)
HSBC Bank USA, 4.63%, 4/1/14                                         2,000                                                    1,846
HSBC Finance Corp., 6.38%,                                           2,000                                                    2,068
10/15/11
IBM Canada Credit, 3.75%, 11/30/07                                   3,866                                                    3,765
(e)
Indiana Michigan Power, 5.05%,                                       2,035                                                    1,896
11/15/14
Indymac Home Equity Loan, Series                                       532                                                      533
2002-B, Class B1, 7.72%, 10/25/33 (d)
International Lease Finance Corp.,                                   2,700                                                    2,638
3.13%, 5/3/07
International Lease Finance Corp.,                                   2,500                                                    2,496
5.88%, 5/1/13
Jefferies Group, Inc., 5.50%, 3/15/16                                1,000                                                      938
JP Morgan Alternative Loan Trust,                                    2,360                                                    2,328
Series 2005-S1, Class 1A2, 5.50%,
12/25/35
JP Morgan Alternative Loan Trust,                                    4,730                                                    4,723
Series 2006-S2, Class A3, 5.92%, 5/1/36
(d)
JP Morgan Alternative Loan Trust,                                    4,975                                                    4,972
Series 2006-S2, Class A6, 6.01%, 5/1/36
(d)
JP Morgan Chase & Co., 5.13%,                                        1,755                                                    1,669
9/15/14
JP Morgan Chase Commercial                                           4,460                                                    4,354
Mortgage Securities Corp., 5.26%,
7/12/37
JP Morgan Chase Commercial                                           6,680                                                    6,374
Mortgage Securities Corp., Series
2003-LN1, Class A2, 4.92%, 10/15/37
JP Morgan Mortgage Trust, 5.65%,                                     2,172                                                    2,139
10/25/35 (d)
JP Morgan Mortgage Trust, Series                                     5,000                                                    4,759
2003-A1, Class 4A4, 4.72%, 10/25/33
(d)
JP Morgan Mortgage Trust, Series                                     2,400                                                    2,313
2005-A1, Class 2A3, 4.88%, 2/25/35
JP Morgan Mortgage Trust, Series                                     6,218                                                    5,986
2005-A1, Class 3A4, 5.05%, 2/25/35
JP Morgan Mortgage Trust, Series                                     4,448                                                    4,260
2005-A2, Class 5A1, 4.36%, 4/25/35
(d)
JP Morgan Mortgage Trust, Series                                     4,626                                                    4,477
2005-A3, 4.52%, 6/25/35
JP Morgan Mortgage Trust, Series                                     2,606                                                    2,499
2005-A3, Class 1B1, 4.98%, 6/25/35
JP Morgan Mortgage Trust, Series                                     3,542                                                    3,407
2005-A3, Class 1B2, 4.98%, 6/25/35
(d)
JP Morgan Mortgage Trust, Series                                     2,818                                                    2,720
2005-A4, Class 1B1, 5.20%, 7/25/35
(d)
JP Morgan Mortgage Trust, Series                                     3,910                                                    3,746
2005-A5, 5.19%, 8/25/35 (d)
JP Morgan Mortgage Trust, Series                                     4,840                                                    4,709
2005-A6, 4.98%, 8/25/35 (d)
JP Morgan Mortgage Trust, Series                                     2,517                                                    2,437
2005-A6, Class 1B1, 5.18%, 9/25/35
(d)
JP Morgan Mortgage Trust, Series                                     2,411                                                    2,368
2005-S1, Class B1, 6.26%, 1/25/35
JP Morgan Mortgage Trust, Series                                     2,337                                                    2,312
2006-A1, Class 3A2, 5.64%, 2/25/36
JP Morgan Mortgage Trust, Series                                     4,989                                                    4,913
2006-A2, Class 3A2, 5.69%, 4/25/36
(d)
JP Morgan Mortgage Trust, Series                                     4,950                                                    4,812
2006-A2, Class 3A3, 5.69%, 4/25/36
(d)
JP Morgan Mortgage Trust, Series                                     5,124                                                    5,009
2006-A2, Class IB1, 5.69%, 4/25/36
(d)
JP Morgan Mortgage Trust, Series                                     4,820                                                    4,796
2006-A3, Class 5A1, 5.38%, 4/25/36
(d)
JP Morgan Residential Mortgage                                       2,580                                                    2,485
Acceptance, Series 2006-R1, Class 1A3,
 4.96%, 9/28/44
JP Morgan RV Marine Trust, Series                                      964                                                      949
2004-1A, Class A1, 3.12%, 4/15/11
Key Bank N.A., 5.80%, 7/1/14                                         2,000                                                    1,988
Kimco Realty Corp., 4.82%, 6/1/14                                    1,215                                                    1,122
Kinder Morgan Energy Partners,                                       1,500                                                    1,412
5.00%, 12/15/13
LB-UBS Commercial Mortgage Trust,                                    2,924                                                    2,833
Series 2003-C8, Class A4, 5.12%,
11/15/32
Manufacturers & Traders Trust Co.,                                   1,075                                                    1,043
3.85%, 4/1/13 (d)
Marlin Leasing Receivables LLC,                                      3,000                                                    2,991
4.75%, 2/15/09 (e)
MassMutual Global Funding II, 3.80%,                                 1,390                                                    1,332
4/15/09 (e)
MBNA Master Credit Card Trust,                                       3,000                                                    3,286
7.80%, 10/15/12
Merrill Lynch Mortgage Trust, Series                                 2,525                                                    2,446
2005-LC1, Class AM, 5.26%, 1/12/44
Morgan Stanley, 4.00%, 1/15/10                                       2,340                                                    2,219
Morgan Stanley, 4.75%, 4/1/14                                        3,500                                                    3,237
Morgan Stanley Capital I, Series                                     2,529                                                    2,482
2006-HQ8, Class AJ, 5.64%, 3/12/44
(d)
Morgan Stanley Capital, Series                                       2,500                                                    2,413
2005-HQ7, Class AM, 5.21%, 11/14/42
National City Bank, 4.25%, 1/29/10                                   2,375                                                    2,278
Nelnet, Inc., 5.13%, 6/1/10                                          3,100                                                    2,986
New York Mortgage Trust, Series                                      2,385                                                    2,374
2006-1, Class 2A3, 5.67%, 1/1/36 (d)
NiSource Finance Corp., 5.34%,                                       2,795                                                    2,805
11/23/09 (d)
Nomura Asset Acceptance Corp.,                                       1,471                                                    1,456
Series 2004-AR4, Class 1A2, 4.93%,
12/25/34
Nomura Asset Acceptance Corp.,                                       2,776                                                    2,749
Series 2005-AR1, Class 1A2, 5.40%,
2/25/35
Nomura Asset Acceptance Corp.,                                       1,979                                                    1,994
Series 2005-AR2, Class 2A2, 5.58%,
5/25/35 (d)
Nomura Asset Acceptance Corp.,                                       2,826                                                    2,761
Series 2005-AR3, 5.66%, 7/25/35
Nomura Asset Acceptance Corp.,                                       1,933                                                    1,929
Series 2005-AR5, Class 2A2, 5.66%,
10/25/35 (d)
Nomura Asset Securities Corp., Series                                1,600                                                    1,789
1998-D6, Class A4, 7.62%, 3/15/30 (d)
Pemex Project Funding Master Trust,                                  2,000                                                    2,120
7.38%, 12/15/14
PNC Mortgage Acceptance Corp.,                                       4,960                                                    5,212
7.33%, 12/10/32
Popular ABS Mortgage Pass-Through                                    1,435                                                    1,410
Trust, 4.98%, 9/15/35
Popular NA, Inc., 6.13%, 10/15/06                                    3,150                                                    3,160
PPG Industries, Inc., 6.50%, 11/1/07                                    30                                                       30
PPL Electric Utilities, 5.88%, 8/15/07                               2,000                                                    2,009
Premark International, 6.88%,                                        1,000                                                    1,038
11/15/08
Prestige Auto Receivables Trust,                                     2,000                                                    1,997
Series 2006-1A, Class A2, 5.25%,
6/17/13 (d) (e)
Providian Gateway Master Trust,                                      1,825                                                    1,775
Series 2004-DA, Class B, 3.55%, 9/15/11
 (e)
PSEG Power, 5.00%, 4/1/14 (g)                                        1,500                                                    1,402
Ras Laffan Liquid & Natural Gas,                                     2,700                                                    2,542
5.30%, 9/30/20 (e)
Regions Financial Corp., 7.00%,                                      1,275                                                    1,355
3/1/11
Renaissance Home Equity Loan Trust,                                  2,440                                                    2,415
 4.26%, 5/25/35 (d)
Renaissance Home Equity Loan Trust,                                  2,500                                                    2,397
 Series 2005-2, 4.93%, 8/25/35 (d)
Renaissance Home Equity Loan Trust,                                  1,500                                                    1,495
 Series 2006-1, Class AF4, 6.01%,
5/25/36
Rental Car Finance Corp., 4.59%,                                     2,475                                                    2,374
6/25/11 (e)
Residential Accredit Loans, Inc.,                                    1,200                                                    1,194
Series 2002-QS19, Class A8, 6.00%,
12/25/32
Residential Funding Mortgage                                         1,500                                                    1,469
Securities, Series 2006-HSA1, Class A4,
5.49%, 11/25/35
Ryder System, Inc., 5.00%, 4/1/11                                    1,000                                                      962
SACO I Trust, 5.19%, 7/25/35 (d)                                     2,485                                                    2,486
Salomon Brothers Mortgage Securities                                 2,270                                                    2,183
VII, Series 2002-KEY2, Class A3,
4.87%, 3/18/36
Salomon Brothers Mortgage Securities,                                1,417                                                    1,373
 Series 2002-KEY2, Class C, 5.05%,
3/18/36
Salomon Smith Barney, 7.13%,                                         5,000                                                    5,040
10/1/06
Sempra Energy, 5.24%, 5/21/08 (d)                                    5,000                                                    5,007
SLM Corp., Series MTNA, 5.00%,                                       1,000                                                      887
6/15/18
Southern Copper Corp., 6.38%, 7/27/15                                1,000                                                      970
 (e)
SOVRISC, 4.63%, 10/31/08 (e)                                         2,550                                                    2,515
Suntrust Alternative Loan Trust, Series                              1,515                                                    1,352
2005-1F, Class B3, 6.07%, 12/25/35 (d)
SVO VOI Mortgage, Corp., Series                                      2,644                                                    2,603
2005-AA, Class A, 5.25%, 2/20/21 (e)
U.S. Bank, N.A., 3.75%, 2/6/09                                       3,000                                                    2,879
UPFC Auto Receivables Trust, Series                                  1,951                                                    1,925
2004-A, Class A3, 3.27%, 9/15/10
Vanderbilt Acquisition Loan Trust,                                   2,575                                                    2,629
Series 2002-1, Class A4, 6.57%, 5/7/27
Vectren Utility Holdings, 5.45%,                                     1,000                                                      942
12/1/15
Wells Fargo Mortgage Backed                                          2,400                                                    2,266
Securities Trust, Series 2003-N, 4.75%,
12/25/33 (d)
WPS Resources Corp., 7.00%, 11/1/09                                  1,540                                                    1,608
                                                                                                                           --------
TOTAL CORPORATE BONDS                                                                                                       409,594
                                                                                                                           --------

FOREIGN BONDS  (0.2%)
Korea Electric Power, 4.25%, 9/12/07                                 1,000                                                      984
                                                                                                                           --------
(e)

TOTAL FOREIGN BONDS                                                                                                             984
                                                                                                                           --------

U.S. GOVERNMENT AGENCIES  (12.4%)
FANNIE MAE  (1.8%)
3.38%, 5/15/07                                                       4,745                                                    4,659
6.25%, 1/25/08                                                         687                                                      691
4.92%, 7/25/20                                                       3,195                                                    3,079
5.21%, 8/1/34                                                          165                                                      163
                                                                                                                           --------
                                                                                                                              8,592
                                                                                                                           --------
FEDERAL HOME LOAN BANK  (2.5%)
3.75%, 6/16/08                                                       2,365                                                    2,299
4.50%, 8/8/08                                                        5,000                                                    4,930
5.13%, 11/1/10                                                       2,855                                                    2,814
4.84%, 1/25/12                                                       2,044                                                    2,067
                                                                                                                           --------
                                                                                                                             12,110
                                                                                                                           --------
FREDDIE MAC  (4.7%)
4.90%, 11/3/08                                                       3,000                                                    2,968
5.15%, 1/24/11                                                       1,956                                                    1,931
6.25%, 3/5/12                                                        8,500                                                    8,554
4.75%, 6/28/12 (g)                                                   5,000                                                    4,853
5.00%, 8/15/12                                                       2,275                                                    2,234
4.65%, 10/10/13                                                      1,300                                                    1,229
6.50%, 5/15/34 (d)                                                   1,384                                                    1,338
5.18%, 5/1/35                                                          286                                                      277
                                                                                                                           --------
                                                                                                                             23,384
                                                                                                                           --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (3.4%)
9.50%, 12/15/09                                                      1,186                                                    1,236
4.02%, 12/16/21                                                      4,724                                                    4,572
5.25%, 9/16/27                                                       3,075                                                    2,981
0.97%, 6/17/45                                                      10,754                                                      611
0.54%, 3/16/46                                                      14,279                                                      617
0.81%, 7/17/47                                                      71,275                                                    2,765
0.74%, 12/16/47                                                     38,161                                                    1,863
0.95%, 12/16/47                                                     35,836                                                    2,000
                                                                                                                           --------
                                                                                                                             16,645
                                                                                                                           --------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               60,731
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (2.9%)
Fifth Third Institutional Money Market Fund                     14,323,284                                                   14,323
                                                                                                                           --------

TOTAL INVESTMENTS IN AFFILIATES                                                                                              14,323
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (2.1%)
Pool of various securities for Fifth Third Funds                    10,384                                                   10,384
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        10,384
                                                                                                                           --------


TOTAL (COST $505,828)-   101.4%                                                                                            $496,016
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD SHORT TERM BOND FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT                                                  VALUE
CORPORATE BONDS  (59.2%)
Aesop Funding II LLC, 2.75%, 7/20/07                                 1,995                                                 $  1,988
(e)

Alabama Power Co., 2.80%, 12/1/06                                    1,190                                                    1,173
American Electric Power Co., 6.13%,                                    370                                                      370
5/15/06

Australian Gas Light Co., 6.40%,                                     3,210                                                    3,252
4/15/08 (e)

Bank of America Commercial Mortgage,                                   397                                                      396
Inc., Series 2001-PB1, Class A1, 4.91%,
5/11/35

Bank of America Commercial Mortgage,                                 3,141                                                    3,012
Inc., Series 2004-1, Class A1, 3.16%,
11/10/39

Bank of America Mortgage Securities,                                 3,678                                                    3,564
4.15%, 7/25/34 (d)

Bank One Issuance Trust, Series                                        810                                                      773
2004-A1, Class A1, 3.45%, 10/17/11

Bear Stearns Commercial Mortgage                                     1,891                                                    1,931
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32

Bear Stearns Cos., Inc., Series                                      1,602                                                    1,563
2003-AC7, Class A2, 5.25%, 1/25/34

Capital One Auto Finance Trust, 3.44%,                               2,809                                                    2,786
 6/15/09

Centerpoint Energy, 6.50%, 2/1/08                                    1,600                                                    1,624
Chase Mortgage Finance Corp., Series                                 3,697                                                    3,660
2005-A1, Class 2A2, 5.25%, 12/25/35
(d)

CNH Equipment Trust, 4.02%,                                          2,060                                                    2,033
4/15/09

Comcast Cable, 7.63%, 4/15/08                                        1,550                                                    1,609
Cooper Cameron Corp., 2.65%,                                           780                                                      756
4/15/07

Countrywide Alternative Loan Trust,                                  2,572                                                    2,500
Series 2004-2CB, Class 1A1, 4.25%,
3/25/34

Countrywide Home Loans, 5.03%,                                       2,791                                                    2,725
4/20/35 (d)

DaimlerChrysler NA Holding, 4.75%,                                   1,500                                                    1,480
1/15/08

DLJ Commercial Mortgage Corp., Series                                  957                                                      959
 1999-CG1, Class A1A, 6.08%, 3/10/32

First Boston Mortgage Securities Corp.,                              2,363                                                    2,388
Series 2001-CK6, Class A2, 6.10%,
8/15/36

General Motors Acceptance Corp.,                                     2,283                                                    2,295
Commercial Mortgage Securities, Inc.,
Series 1996-C1, 7.86%, 11/15/06 (e)

General Motors Acceptance Corp.,                                     4,000                                                    3,944
Mortgage Corp. Loan Trust, Series
2005-HE2, 4.62%, 11/25/35

General Motors Acceptance Corp.,                                     4,170                                                    4,046
Mortgage Corporation Loan Trust, 4.24%,
 10/25/33

Goldman Sachs Group, Inc., 6.65%,                                    3,000                                                    3,105
5/15/09

Green Tree Financial Corp., Series                                     611                                                      612
1998-6, Class A6, 6.27%, 6/1/30

Greenwich Capital Commercial Funding                                 1,372                                                    1,342
Corp., Series 2004-GG1, Class A2,
3.84%, 6/10/36

Harborview Mortgage Loan Trust, Series                               5,730                                                    5,530
 2004-5, Class 2A6, 3.97%, 6/19/34 (d)


Harley-Davidson Motorcycle Trust,                                    1,353                                                    1,323
Series 2004-2, Class B, 2.96%, 2/15/12

Hertz Vehicle Financing LLC, Series                                  3,375                                                    3,334
2005-2A, Class A2, 4.93%, 2/25/10 (e)

Homebanc Mortgage Trust, Series                                      2,590                                                    2,598
2004-2, 5.41%, 12/25/34 (d)

Homebanc Mortgage Trust, Series                                      3,478                                                    3,494
2006-1, Class 1A1, 6.18%, 4/25/37 (d)

Household Automotive Trust, Series                                   2,492                                                    2,471
2002-3, Class A4A, 3.44%, 5/18/09

HSBC Finance Corp., 4.63%, 1/15/08                                   3,500                                                    3,460
Hyundai Auto Receivables Trust, Series                               3,000                                                    2,899
2005-A, 4.18%, 2/15/12

IBM, Corp., 3.80%, 2/1/08                                            3,030                                                    2,955
Impac Commercial Holdings, Inc.,                                     3,500                                                    3,628
Series 1998-C1, Class D, 7.58%,
8/20/30

International Lease Finance Corp.,                                   3,210                                                    3,137
3.13%, 5/3/07

iStar Financial, Inc., 4.88%, 1/15/09                                1,600                                                    1,566
John Deere Owner Trust, Series 2004-A,                               1,320                                                    1,306
 Class A3, 2.32%, 12/17/07

JP Morgan Mortgage Trust, Series                                     3,014                                                    2,945
2005-A1, 4.90%, 2/25/35

JP Morgan Mortgage Trust, Series                                     3,802                                                    3,687
2005-A1, Class 4A1, 4.79%, 2/25/35

JP Morgan Mortgage Trust, Series                                     2,702                                                    2,587
2005-A2, Class 5A1, 4.36%, 4/25/35
(d)

JP Morgan Mortgage Trust, Series                                     5,136                                                    5,076
2005-A3, 5.17%, 6/25/35

Kraft Foods, Inc., 5.25%, 6/1/07                                     1,930                                                    1,924
LB-UBS Commercial Mortgage Trust,                                    1,608                                                    1,599
Series 2002-C2, Class A1, 3.83%,
6/15/26

Long Beach Auto Receivables Trust,                                   2,875                                                    2,838
4.40%, 5/15/10

Marlin Leasing Receivables LLC,                                      3,200                                                    3,177
4.49%, 1/15/08 (e)

MBNA America Bank NA, 6.50%,                                           790                                                      791
6/20/06

MBNA America Bank NA, 5.14%,                                         2,020                                                    2,036
5/5/08 (d)

Merrill Lynch Mortgage Investors, Inc.,                                582                                                      582
Series 2003-A1, Class 2A, 4.53%,
12/25/32

Morgan Stanley Dean Witter, 8.33%,                                   3,190                                                    3,259
1/15/07

Morgan Stanley Dean Witter Capital I,                                1,513                                                    1,487
3.48%, 9/15/37

Morgan Stanley Dean Witter Capital I,                                5,680                                                    5,531
3.92%, 4/14/40

Navistar Financial Corp. Owner Trust,                                3,990                                                    3,880
Series 2003-B, Class A4, 3.25%,
10/15/10

Navistar Financial Corp. Owner Trust,                                  983                                                      962
Series 2003-B, Class B, 3.79%,
10/15/10

Nissan Auto Lease Trust, 3.18%,                                        830                                                      814
6/15/10

Pemex Finance, Ltd., 8.45%, 2/15/07                                    533                                                      536
Pemex Finance, Ltd., 9.69%, 8/15/09                                    567                                                      608
Protective Life US Funding, 3.70%,                                   1,590                                                    1,526
11/24/08

RAAC, Series 2005-SP1, 5.25%,                                        2,777                                                    2,717
9/25/34

Simon Property Group LP, 7.13%,                                      2,400                                                    2,448
9/20/07

SLM Corp., 5.63%, 4/10/07                                            4,000                                                    4,008
SVO VOI Mortgage, Corp., Series                                      1,608                                                    1,583
2005-AA, Class A, 5.25%, 2/20/21 (e)

UnitedHealth Group, Inc., 5.20%,                                     3,390                                                    3,387
1/17/07

Verizon Communications, 7.51%,                                       3,300                                                    3,467
4/1/09

Washington Mutual, Inc., 4.82%,                                        665                                                      660
10/25/32

Washington Mutual, Inc., Series                                      4,020                                                    3,973
2003-AR10, Class A4, 4.08%, 10/25/33

Wells Fargo & Co., 5.13%, 2/15/07                                    4,000                                                    3,997
                                                                                                                           --------

TOTAL CORPORATE BONDS                                                                                                       165,672
                                                                                                                           --------

FOREIGN BONDS  (0.5%)
Korea Electric Power, 4.25%, 9/12/07                                   810                                                      797
(e)
Telecom Italia Capital, 4.00%, 11/15/08                                650                                                      627
                                                                                                                           --------

TOTAL FOREIGN BONDS                                                                                                           1,424
                                                                                                                           --------

MUNICIPAL BONDS  (0.3%)
OHIO  (0.3%)
State Economic Development Revenue,                                    950                                                      899
Ohio Enterprise, Series 3, 4.05%, 3/1/11                                                                                   --------
(e)

TOTAL MUNICIPAL BONDS                                                                                                           899
                                                                                                                           --------

U.S. GOVERNMENT AGENCIES  (25.1%)
FANNIE MAE  (4.6%)
3.13%, 12/15/07                                                      1,190                                                    1,153
4.65%, 12/25/12                                                      3,392                                                    3,274
4.71%, 4/1/33 (d)                                                    2,647                                                    2,600
5.21%, 9/1/34                                                        3,100                                                    3,079
5.01%, 4/1/35                                                        2,770                                                    2,742
                                                                                                                           --------
                                                                                                                             12,848
                                                                                                                           --------
FEDERAL HOME LOAN BANK  (5.9%)
3.75%, 8/15/07                                                       3,670                                                    3,605
4.00%, 5/15/08                                                       5,500                                                    5,376
4.00%, 10/27/08                                                      4,220                                                    4,106
4.75%, 10/25/10                                                      3,523                                                    3,442
                                                                                                                           --------
                                                                                                                             16,529
                                                                                                                           --------
FREDDIE MAC  (6.8%)
5.00%, 2/1/07                                                          400                                                      398
5.75%, 4/15/08                                                       6,000                                                    6,067
5.13%, 10/15/08                                                      4,000                                                    3,997
4.00%, 3/1/34 (d)                                                    3,023                                                    2,934
4.77%, 7/1/35 (d)                                                    5,725                                                    5,634
                                                                                                                           --------
                                                                                                                             19,030
                                                                                                                           --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (7.8%)
4.88%, 5/15/07                                                       2,060                                                    2,054
2.87%, 2/16/20                                                       5,320                                                    5,104
6.11%, 11/16/21                                                      2,565                                                    2,593
3.27%, 1/16/23                                                       2,826                                                    2,695
5.99%, 2/16/24 (d)                                                   3,000                                                    3,040
4.29%, 9/16/25                                                       3,142                                                    3,053
3.72%, 12/16/26                                                      3,484                                                    3,340
                                                                                                                           --------
                                                                                                                             21,879
                                                                                                                           --------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               70,286
                                                                                                                           --------

U.S. TREASURY OBLIGATIONS  (10.9%)
U.S. TREASURY NOTES  (10.9%)
3.13%, 5/15/07 (g)                                                   3,910                                                    3,839
3.00%, 11/15/07 (g)                                                  6,410                                                    6,231
4.38%, 1/31/08 (g)                                                   4,500                                                    4,461

3.38%, 2/15/08 (g)                                                   4,500                                                    4,384
4.63%, 2/29/08 (g)                                                   5,000                                                    4,977
4.75%, 11/15/08 (g)                                                  6,510                                                    6,491
                                                                                                                           --------
                                                                                                                             30,383
                                                                                                                           --------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                              30,383
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (3.0%)
Fifth Third Institutional Money Market Fund                      8,502,057                                                    8,502
                                                                                                                           --------


TOTAL INVESTMENTS IN AFFILIATES                                                                                               8,502
                                                                                                                           --------

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (10.5%)
Pool of various securities for Fifth Third Funds                    29,285                                                   29,285
                                                                                                                           --------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                        29,285
                                                                                                                           --------


TOTAL (COST $311,708)   -   109.5%                                                                                         $306,451
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD U.S. GOVERNMENT BOND FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT                                                    VALUE
U.S. GOVERNMENT AGENCIES  (95.7%)
FANNIE MAE  (23.0%)
5.50%, 5/2/06                                                        1,000                                                 $  1,000
5.25%, 6/15/06                                                       1,500                                                    1,500
6.25%, 1/25/08                                                       1,407                                                    1,417
4.00%, 9/2/08                                                        1,000                                                      973
6.375%, 6/15/09                                                      1,100                                                    1,138
6.625%, 9/15/09                                                      1,000                                                    1,044
4.62%, 4/25/10                                                         762                                                      765
4.40%, 12/25/12                                                        720                                                      716
4.31%, 1/1/35                                                        2,119                                                    2,060
3.99%, 3/25/40 (d)                                                     899                                                      890
5.21%, 8/25/44 (d)                                                   1,407                                                    1,409
                                                                                                                           --------
                                                                                                                             12,912
                                                                                                                           --------
FEDERAL FARM CREDIT BANK  (1.8%)
6.60%, 7/7/06                                                        1,000                                                    1,003
FEDERAL HOME LOAN BANK  (9.0%)
4.65%, 5/11/06 **                                                    2,000                                                    1,998
6.09%, 6/2/06                                                        1,500                                                    1,501
4.06%, 8/25/09                                                         698                                                      673
4.84%, 1/25/12                                                         852                                                      861
                                                                                                                           --------
                                                                                                                              5,033
                                                                                                                           --------
FINANCING CORPORATION  (12.5%)
3.59%, 4/5/09 **                                                     2,000                                                    1,722
5.16%, 2/25/11 (d) (e)                                               2,000                                                    2,004
4.21%, 12/6/11 **                                                    2,000                                                    1,504
4.81%, 6/6/15 **                                                     2,000                                                    1,223
6.37%, 11/11/17 **                                                   1,000                                                      527
                                                                                                                           --------
                                                                                                                              6,980
                                                                                                                           --------
FREDDIE MAC  (28.8%)
2.75%, 3/15/08                                                       1,450                                                    1,389
5.50%, 7/15/10                                                       1,000                                                      996
6.875%, 9/15/10                                                      2,000                                                    2,125
5.875%, 3/21/11                                                      1,000                                                    1,017
4.50%, 11/15/12                                                      1,000                                                      958
5.25%, 4/18/16                                                       2,000                                                    1,976
4.00%, 12/15/21                                                        538                                                      531
5.00%, 12/15/32                                                      1,087                                                    1,084
5.00%, 1/15/34                                                       1,000                                                      908
6.50%, 5/15/34 (d)                                                   1,384                                                    1,338
5.50%, 7/15/35                                                       1,977                                                    1,821
6.00%, 11/1/35                                                       2,000                                                    1,994
                                                                                                                           --------
                                                                                                                             16,137
                                                                                                                           --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (12.3%)
3.59%, 11/16/17                                                        449                                                      433
3.96%, 9/16/21                                                         770                                                      749
3.27%, 1/16/23                                                         854                                                      814
4.39%, 5/16/23                                                         871                                                      851
4.50%, 12/16/25                                                         70                                                       70
5.50%, 2/20/31                                                       2,000                                                    1,955
5.50%, 12/20/32                                                      1,000                                                      940

5.50%, 11/20/33                                                      1,000                                                      935
0.97%, 6/17/45                                                       2,933                                                      167
                                                                                                                           --------
                                                                                                                              6,914
                                                                                                                           --------
SMALL BUSINESS ADMINISTRATION  (6.4%)
4.94%, 8/10/15                                                       3,678                                                    3,570
                                                                                                                           --------
TENNESSEE VALLEY AUTHORITY  (1.9%)
6.79%, 5/23/12                                                       1,000                                                    1,076
                                                                                                                           --------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               53,625
                                                                                                                           --------

U.S. TREASURY OBLIGATIONS  (5.0%)
U.S. TREASURY NOTES  (5.0%)
5.50%, 2/15/08                                                         800                                                      809
5.625%, 5/15/08                                                      1,000                                                    1,014
4.75%, 5/15/14                                                       1,000                                                      981
                                                                                                                           --------
                                                                                                                              2,804
                                                                                                                           --------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                               2,804
                                                                                                                           --------

INVESTMENTS IN AFFILIATES  (2.1%)
Fifth Third Institutional Government                             1,181,933                                                    1,182
                                                                                                                           --------
Money Market Fund
TOTAL INVESTMENTS IN AFFILIATES                                                                                               1,182
                                                                                                                           --------


TOTAL (COST $59,088)   -   102.8%                                                                                          $ 57,611
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                   AMOUNT                                                    VALUE
MUNICIPAL BONDS  (102.8%)
ARIZONA  (4.9%)
Arizona State University, (Callable                                  1,000                                                 $  1,039
7/1/15 @ 100), 5.00%, 7/1/26
Greater Arizona Development Authority,                               1,070                                                    1,140
6.00%, 8/1/13, (Callable 8/1/08 @ 102)                                                                                     --------

                                                                                                                              2,179
CALIFORNIA  (8.5%)                                                                                                         --------
Cal Poly Pomona Foundation, Inc.,                                      265                                                      286
5.50%, 2/1/20, (Callable 2/1/11 @ 101)
La Canada University School District,                                1,000                                                    1,091
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @ 100)
Long Beach Community College                                         1,000                                                    1,034
District, Series B, GO, 5.00%, 5/1/30
Placentia -Yorba Linda Union School                                  1,000                                                    1,082
District, Series B, GO, 5.38%, 8/1/22,
(Callable 8/1/14 @ 100)
Sacramento County Sanitation Financing                                 250                                                      272
Authority, 6.00%, 12/1/15, (Callable                                                                                       --------
12/1/10 @ 101)
                                                                                                                              3,765
                                                                                                                           --------
COLORADO  (12.1%)
Boulder Sales and Use Tax, Series A,                                 2,000                                                    2,173
6.00%, 12/15/18, (Callable 12/15/09 @
101)
Denver City & County Airport Revenue,                                1,020                                                    1,047
 5.00%, 11/15/08
Douglas County School District No.1,                                 1,000                                                    1,119
GO, 5.75%, 12/15/21, (Callable 12/15/14
@ 100)
University of Colorado, Enterprise                                   1,000                                                    1,040
System Revenue, 5.00%, 6/1/25,                                                                                             --------
(Callable 6/1/15 @ 100)
                                                                                                                              5,379
                                                                                                                           --------
FLORIDA  (1.3%)
Jupiter, Community Center Project,                                     500                                                      564
5.50%, 7/1/21                                                                                                              --------
ILLINOIS  (7.4%)
Chicago Metropolitan Water                                             500                                                      598
Reclamation District-Greater Chicago,
Capital Improvements, GO, 7.25%,
12/1/12
Chicago Single Family Mortgage                                         170                                                      172
Revenue, Series A, (AMT), 4.70%,
10/1/17, (Callable 4/1/09 @ 102)
Development Finance Authority,                                       1,700                                                    1,891
Elmhurst Community School, 6.38%,
1/1/17, (Prerefunded 1/1/11 @ 100)

Finance Authority, (Callable 12/1/13 @                                 300                                                      302
100), 5.00%, 12/1/14
State GO, 5.88%, 10/1/17, (Callable                                    300                                                      320
1/1/09 @ 100)                                                                                                              --------
                                                                                                                              3,283
                                                                                                                           --------
IOWA  (5.1%)
Finance Authority, Private College                                   2,055                                                    2,266
Revenue, Drake University Project,                                                                                         --------
6.50%, 12/1/11
KANSAS  (4.0%)
Geary County School District, GO,                                    1,675                                                    1,804
(Callable 9/1/15 @ 100), 5.25%, 9/1/17                                                                                     --------
KENTUCKY  (1.0%)
Area Development Financing Lease                                       470                                                      450
Program, 3.00%, 6/1/09                                                                                                     --------
MICHIGAN  (14.4%)
Grand Ledge Public School District,                                  1,000                                                    1,044
5.00%, 5/1/22, (Callable 5/1/15 @ 100)
Higher Education Student Loan                                        1,000                                                    1,023
Authority Revenue, Series XII-W,
(AMT), 4.75%, 3/1/09
Kent Hospital Financial Authority                                    2,000                                                    2,168
Revenue, Spectrum Health, Series A,
5.50%, 1/15/13, (Prerefunded 7/15/11 @
101)
Kent Hospital Financial Authority                                      375                                                      391
Revenue, Spectrum Health, Series B,
5.00%, 7/15/11
State Hospital Financial Authority                                     500                                                      512
Revenue, Marquette General Hospital
Obligations Group-A, 5.00%, 5/15/13
State Strategic Fund Solidwaste                                        250                                                      253
Disposal Revenue, 4.63%, 12/1/12
Strategic Fund Hope Network Project,                                 1,000                                                    1,043
Series B, 5.13%, 9/1/13, (Callable 9/1/08                                                                                  --------
@ 102)
                                                                                                                              6,434
MINNESOTA  (5.6%)                                                                                                          --------
Becker Independent School District No.                               1,000                                                    1,075
726, 6.00%, 2/1/21, (Callable 2/1/10 @
100)
St. Paul, Housing & Redevelopment                                      500                                                      483
Authority Revenue, Smith Avenue Transit
 Center, 3.50%, 6/1/12, (Callable 6/1/10
@100)
State Housing Finance Agency,                                          970                                                      917
Residential Housing, (AMT), 3.40%,                                                                                         --------
7/1/12
                                                                                                                              2,475
MISSOURI  (5.8%)                                                                                                           --------
Greene County School District, 6.20%,                                2,400                                                    2,599
3/1/18, (Callable 3/1/10 @ 100)                                                                                            --------
NEBRASKA  (3.6%)
Omaha Series A, GO, 6.50%, 12/1/13                                   1,365                                                    1,589
NEW YORK  (4.7%)                                                                                                           --------
Long Island Power Authority Electric                                 1,000                                                    1,041
System Revenue, 5.00%, 12/1/25,
(Callable 6/1/16 @ 100)

Tollway Authority Highway & Bridge                                   1,000                                                    1,053
Trust Fund, 5.00%, 4/1/19                                                                                                  --------
                                                                                                                              2,094
OHIO  (3.6%)                                                                                                               --------
Cuyahoga County, 5.25%, 12/1/18                                      1,500                                                    1,608
OKLAHOMA  (2.3%)                                                                                                           --------
Tulsa International Airport (AMT),                                   1,000                                                    1,034
5.50%, 6/1/10                                                                                                              --------
OREGON  (2.4%)
Sunrise Water Authority Revenue,                                     1,000                                                    1,066
5.25%, 3/1/24, (Callable 3/1/14 @ 100)                                                                                     --------
PENNSYLVANIA  (8.8%)
Central Dauphin School District, 6.75%,                              1,000                                                    1,196
 2/1/24, (Callable 2/1/06 @ 100)
Higher Educational Facilities Authority                                500                                                      508
Revenue, Health System, Series A,
5.00%, 8/15/07
Lancaster Higher Education Authority                                 1,000                                                    1,031
College Revenue, 5.00%, 4/15/25,
(Callable 4/15/16 @ 100)
Lehigh Northampton Airport (AMT),                                    1,175                                                    1,199
5.00%, 1/1/19, (Callable 1/1/15 @ 100)                                                                                     --------
                                                                                                                              3,934
                                                                                                                           --------
PUERTO RICO  (2.4%)
Public Building Authority Revenue,                                   1,000                                                    1,062
Series I, 5.50%, 7/1/23, (Callable 7/1/14                                                                                  --------
@ 100)
TEXAS  (4.9%)
Huntsville Independent School District,                              1,000                                                    1,037
5.00%, 2/15/23, (Callable 2/15/15 @
100)
Lufkin Health Facilities Development                                   900                                                      900
Corp., 3.82%, 2/15/35 (d)
Tomball Hospital Authority Revenue,                                    250                                                      250
4.00%, 7/1/06                                                                                                              --------
                                                                                                                              2,187
                                                                                                                           --------
TOTAL MUNICIPAL BONDS                                                                                                        45,772
                                                                                                                           --------

MONEY MARKETS  (0.7%)
AIM Tax Free Money Market Fund                                         105                                                       -#
Dreyfus Tax Exempt Money Market                                        567                                                        1
Fund
Goldman Sachs Financial Tax Free                                   327,739                                                      327
Money Market Fund
Merrill Lynch Institutional Tax Exempt Fund                            723                                                        1
                                                                                                                           --------
TOTAL MONEY MARKETS                                                                                                             329
                                                                                                                           --------


TOTAL (COST $44,983)   -   103.5%                                                                                          $ 46,101
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT                                                    VALUE
MUNICIPAL BONDS  (98.2%)
ALABAMA  (4.2%)
Birmingham Baptist Medical Center                                    4,000                                                 $  4,114
Special Care Facilities Financing
Authority, Series A, 5.00%, 11/15/14
Mobile County, Refunding &                                           3,080                                                    3,315
Improvements Warrants, 5.25%, 8/1/17,                                                                                      --------
(Callable 8/1/14 @ 100)
                                                                                                                              7,429
                                                                                                                           --------
ALASKA  (1.7%)
Sport Fishing Revenue, 4.25%, 4/1/15                                 1,000                                                      996
Sport Fishing Revenue, 4.38%, 4/1/16                                 1,000                                                    1,001
Sport Fishing Revenue, 4.75%, 4/1/25,                                1,000                                                      997
(Callable 4/1/11 @ 100)                                                                                                    --------
                                                                                                                              2,994
                                                                                                                           --------
ARIZONA  (6.3%)
Mesa Street & Highway Revenue,                                       1,000                                                    1,130
6.25%, 7/1/12
Mesa Street & Highway Revenue,                                       1,000                                                    1,117
6.25%, 7/1/13, (Prerefunded 7/1/11 @
100)
Phoenix Civic Corp. Water System                                     3,000                                                    3,195
Revenue, 5.00%, 7/1/15
Pima County University School District,                              1,050                                                    1,115
 No. 012 Sunnyside, GO, 5.75%, 7/1/12,
 (Prerefunded 7/1/09 @ 100)
Pinal County Industrial Development                                    220                                                      232
Authority Revenue, Correctional Facilities
 Contract, 5.25%, 10/1/12
Tempe Performing Arts Center, Excise                                 2,000                                                    2,151
Tax Revenue, 5.25%, 7/1/17, (Callable
7/1/14 @ 100)
Tucson Street & Highway, User                                        2,000                                                    2,339
Revenue, Junior Lien, Series 1994-E,                                                                                       --------
6.75%, 7/1/13                                                                                                                11,279
                                                                                                                           --------
ARKANSAS  (0.6%)
University of Arkansas Revenue, 5.00%,                               1,000                                                    1,062
3/1/16                                                                                                                     --------
CALIFORNIA  (2.5%)
La Canada University School District,                                  375                                                      409
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @ 100)
Orange County, Series A, Refunding                                   3,000                                                    3,272
Recovery, 6.00%, 6/1/10
Placentia -Yorba Linda Union School                                    675                                                      730
District, Series B, GO, 5.38%, 8/1/22,                                                                                     --------
(Callable 8/1/14 @ 100)
                                                                                                                              4,411
COLORADO  (6.3%)                                                                                                           --------

Arapahoe County Certificate                                          1,000                                                      961
Participiation, 4.00%, 2/15/19, (Callable
2/15/06 @ 100)
El Paso County School District No.                                   1,150                                                    1,278
038, GO, 6.38%, 12/1/16, (Prerefunded
12/1/10 @ 100)
El Paso County School District No.                                   1,005                                                    1,117
038, GO, 6.38%, 12/1/18, (Prerefunded
12/1/10 @ 100)
Housing & Finance Authority, Single                                      5                                                        5
Family Program, Series C-3, 4.70%,
10/1/22, (Callable 10/1/09 @ 102)
Larimer County School District No. R1,                               2,000                                                    2,119
 GO, 5.50%, 12/15/09
State Department of Corrections                                      4,000                                                    4,209
Certificate of Participation, 5.00%, 3/1/17,
 (Callable 3/1/16 @ 100)
Summitt County School District No.                                   1,465                                                    1,607
RE1, GO, 5.75%, 12/1/12, (Callable                                                                                         --------
12/1/11 @ 100)
                                                                                                                             11,296
CONNECTICUT  (0.9%)                                                                                                        --------

New Haven, Series B, GO, 5.75%,                                      1,500                                                    1,601
11/1/09                                                                                                                    --------
FLORIDA  (1.5%)
Sunrise Utility Systems Revenue,                                     2,425                                                    2,646
5.50%, 10/1/18                                                                                                             --------
HAWAII  (1.8%)
Airport Systems Revenue, Series B                                    2,000                                                    2,295
(AMT), 8.00%, 7/1/10
Highway Revenue, 5.50%, 7/1/10                                         765                                                      815
                                                                                                                           --------
                                                                                                                              3,110
                                                                                                                           --------
ILLINOIS (3.7%)
Chicago Metropolitan Water                                           3,000                                                    3,226
Reclamation District, Capital
Improvement, ETM, GO, 5.50%,
12/1/10
Development Financial Authority                                        125                                                      125
Revenue, DePaul University, Series C,
5.00%, 10/1/06
Development Financial Authority                                        200                                                      202
Revenue, DePaul University, Series C,
5.00%, 10/1/07
Educational Facilities Authority, Art                                1,000                                                      983
Institute, 4.125%, 3/1/30
Financial Authority, 4.75%, 12/1/10                                    200                                                      203
Financial Authority, 5.00%, 12/1/11                                    250                                                      256
Financial Authority, 5.00%, 12/1/12                                    275                                                      280
Financial Authority, 5.00%, 12/1/13                                    275                                                      280
Financial Authority Gas Supply                                       1,000                                                      984
Revenue, Peoples Gas Light & Coke Co.,                                                                                     --------
 4.30%, 6/1/35                                                                                                                6,539
                                                                                                                           --------
INDIANA  (6.0%)
Fort Wayne International Airport                                     1,615                                                    1,672
Building Corp. Revenue, (AMT), 5.00%,
7/1/12
Fort Wayne International Airport                                     1,695                                                    1,746
Building Corp. Revenue, (AMT), 5.00%,

7/1/13
Michigan City Independent School                                     1,400                                                    1,452
Building Corp., 5.00%, 7/5/09
Municipal Power Supply Agency                                        2,000                                                    2,143
System Revenue, Series B, 5.88%,
1/1/10
Municipal Power Supply Agency                                        3,000                                                    3,348
System Revenue, Series B, 6.00%,
1/1/13
State Financial Authority, Series A,                                   250                                                      265
5.00%, 2/1/15                                                                                                              --------
                                                                                                                             10,626
                                                                                                                           --------
IOWA  (0.1%)
Iowa State University, Science &                                       140                                                      140
Technology Revenue, 3.75%, 7/1/10
KENTUCKY  (4.9%)
Area Development Lease Acquisition                                     250                                                      238
Certificate of Participation, 2.70%,
12/1/08
Area Development Lease Acquisition                                     255                                                      243
Certificate of Participation, 3.00%,
12/1/09
Floyd County Public Properties Corp.,                                  475                                                      464
3.00%, 5/1/07, (Callable 6/22/06 @ 100)
Housing Corp., 3.45%, 1/1/10                                           275                                                      271
Kenton County Airport Board, 5.00%,                                    730                                                      754
3/1/10
Munfordville Industrial Development                                    300                                                      294
Revenue, 3.10%, 6/1/08
State Property & Building Revenue,                                   6,000                                                    6,406
5.00%, 10/1/16                                                                                                             --------
                                                                                                                              8,670
                                                                                                                           --------
LOUISIANA  (0.6%)
Public Facilities Authority Revenue,                                 1,000                                                    1,043
5.00%, 7/1/16                                                                                                              --------
MICHIGAN  (20.5%)
Building Authority Revenue, 5.00%,                                   1,500                                                    1,574
10/15/29
Building Authority Revenue, Police                                     350                                                      381
Communications, 5.50%, 10/1/12
Certificate of Participation, Series A,                              1,000                                                    1,047
5.00%, 9/1/31
Comprehensive Transportation, 5.50%,                                   950                                                    1,026
5/15/11
Higher Education Facilites Authority                                   765                                                      782
Revenue, Kalamazoo College Project,
5.25%, 12/1/07
Higher Education Facilities Authority                                  250                                                      253
Revenue, Hope College Project, 4.50%,
10/1/07
Higher Education Facilities Authority                                  590                                                      600
Revenue, Hope College Project, 4.80%,
10/1/10, (Callable 10/1/09 @ 100)
Higher Education Facilities Authority,                                 200                                                      204
Hope College Project, 4.70%, 10/1/09
Higher Education Student Loan                                        3,885                                                    3,949
Authority Revenue, Series XII-Q, (AMT),
 5.05%, 9/1/08

Higher Education Student Loan                                        1,000                                                    1,016
Authority Revenue, Series XII-W,
(AMT), 4.60%, 9/1/08
Higher Education Student Loan                                        4,225                                                    4,321
Authority Revenue, Series XII-W,
(AMT), 5.20%, 9/1/08
Higher Education Student Loan                                        1,800                                                    1,841
Authority Revenue, Series XII-W,
(AMT), 4.75%, 3/1/09
Higher Education Student Loan                                        1,000                                                      981
Authority Revenue, Series XVII-I,
(AMT), 3.95%, 3/1/11
Hospital Finance Authority, 4.35%,                                     500                                                      502
3/1/09
Hospital Financial Authority Revenue,                                1,125                                                    1,161
Edward W. Sparrow Group, 5.25%,
11/15/08
Hospital Financial Authority Revenue,                                1,165                                                    1,214
Edward W. Sparrow Hospital, 5.25%,
11/15/09
Hospital Financial Authority Revenue,                                  505                                                      526
Holland Community Hospital, Series A,
5.00%, 1/1/15, (Callable 1/1/14 @ 100)
Kent Hospital Financial Authority                                      125                                                      135
Revenue, Spectrum Health, Series A,
5.50%, 1/15/13, (Prerefunded 7/15/11 @
101)
Kent Hospital Financial Authority                                    1,900                                                    1,983
Revenue, Spectrum Health, Series B,
5.00%, 7/15/11
Kent Hospital Financial Authority,                                   1,075                                                    1,111
Revenue, Spectrum Health, Series A,
5.25%, 1/15/09
Montague Public School District, GO,                                 1,005                                                    1,084
5.50%, 5/1/12, (Callable 11/1/11 @
100)
Muskegon Water System, Series A,                                       340                                                      357
5.25%, 11/1/09
State Hospital Financial Authority                                   1,005                                                    1,030
Revenue, Marquette General Hospital
Obligations Group-A, 5.00%, 5/15/13
State Housing Development Authority,                                   320                                                      318
Multi-Family Revenue, 4.15%, 4/20/11
State Housing Development Authority,                                   175                                                      175
Multi-Family Revenue, 4.40%, 4/20/13
State Housing Development Authority,                                   660                                                      653
Series A, (AMT), 3.95%, 12/1/12
State Strategic Fund Solidwaste                                        750                                                      758
Disposal Revenue, 4.63%, 12/1/12
Strategic Fund, Limited Obligation                                   1,000                                                    1,018
Revenue, Hope Network Project, Series B,
 4.80%, 9/1/08
Strategic Fund, Limited Obligation                                   1,415                                                    1,386
Revenue, International Project, 3.00%,
8/1/07
Strategic Fund, Limited Obligation                                   2,240                                                    2,292
Revenue, International Project, 4.75%,
8/1/11
Strategic Fund, Limited Obligation                                     820                                                      848

Revenue, International Project, 5.00%,
8/1/13
Trunk Line, Series A, 5.25%, 11/1/13                                   600                                                      646
Wyandotte Electric Revenue, (AMT),                                     600                                                      623
5.00%, 10/1/13
Wyandotte Electric Revenue, (AMT),                                     600                                                      600
4.50%, 10/1/14                                                                                                             --------
                                                                                                                             36,395
                                                                                                                           --------
MINNESOTA  (2.3%)
Elk River, Independent School District                                 735                                                      709
No. 728, Series C, 4.00%, 2/1/17
Housing Finance Agency, 4.55%,                                       1,150                                                    1,154
7/1/12, (Callable 7/1/11 @ 100)
St. Paul, Housing & Redevelopment                                    2,000                                                    1,931
Authority Revenue, Smith Avenue Transit
 Center, 3.50%, 6/1/12, (Callable 6/1/10
@100)
State Housing Finance Agency,                                          375                                                      355
Residential Housing, (AMT), 3.40%,                                                                                         --------
7/1/12                                                                                                                        4,149
                                                                                                                           --------
MISSOURI  (1.4%)
Brentwood Tax Increment Revenue,                                       245                                                      243
Brentwood Square Project, 4.13%,
5/1/11
Clay County Public School District No.                               2,000                                                    2,170
53, Liberty Direct Deposit Program, GO,                                                                                    --------
6.25%, 3/1/17, (Callable 3/1/10 @ 100)                                                                                        2,413
                                                                                                                           --------
NEBRASKA (0.7%)
Financial Authority Single Family                                      240                                                      235
Housing, Series C, 3.75%, 9/1/11
Financial Authority Single Family                                      150                                                      148
Housing, Series C, 3.85%, 3/1/12
Investment Financial Authority, Single                                 325                                                      319
Family Housing Revenue, Series D,
(AMT), 4.10%, 9/1/10
Investment Financial Authority, Single                                 465                                                      461
Family Housing Revenue, Series D,                                                                                          --------
(AMT), 4.25%, 9/1/11                                                                                                          1,163
                                                                                                                           --------
NEVADA  (0.2%)
Douglas County, Solid Waste Disposal,                                  100                                                       99
3.00%, 12/1/06
Douglas County, Solid Waste Disposal,                                  100                                                       98
3.00%, 12/1/07
Douglas County, Solid Waste Disposal,                                  100                                                       98
3.50%, 12/1/08
Douglas County, Solid Waste Disposal,                                  100                                                       99
3.75%, 12/1/09                                                                                                             --------
                                                                                                                                394
                                                                                                                           --------
NEW JERSEY  (1.7%)
Lacey Township School District, GO,                                    150                                                      145
4.00%, 4/1/18, (Callable 4/1/16 @ 100)
Turnpike Authority Revenue, Series A,                                  575                                                      644
6.00%, 1/1/13
Turnpike Authority Revenue, Series A,                                1,925                                                    2,155
ETM, 6.00%, 1/1/13                                                                                                         --------

                                                                                                                              2,944
                                                                                                                           --------
NEW MEXICO  (3.9%)
Mortgage Finance Authority, Series A2,                               1,250                                                    1,248
Class I, (AMT), 3.90%, 1/1/19, (Callable
1/1/16 @ 100)
Mortgage Finance Authority, Series A2,                               2,000                                                    1,992
Class I, (AMT), 4.40%, 1/1/27, (Callable
1/1/16 @ 100)
Mortgage Financial Authority, Single                                 1,000                                                      995
Family Mortgage, (AMT), 4.05%,
7/1/26
Mortgage Financial Authority, Single                                 1,975                                                    2,104
Family Mortgage, (AMT), 5.50%,
7/1/36
Taos County Gross Receipts Tax                                         565                                                      528
Revenue, County Educational                                                                                                --------
Improvements, 3.88%, 10/1/11                                                                                                  6,867
                                                                                                                           --------
NEW YORK  (2.0%)
Environmental Facilties Corp., Solid                                 2,500                                                    2,501
Waste Disposition Revenue, Series A,
2.90%, 5/1/12
Utica Industrial Development Agency                                  1,000                                                    1,017
Civic Facility, 4.50%, 10/1/34                                                                                             --------
                                                                                                                              3,518
                                                                                                                           --------
NORTH DAKOTA  (0.3%)
Department of Transportation, Grant &                                  400                                                      388
Revenue Anticipation Bonds, 3.50%,
6/1/12
State Water Commission, 4.00%,                                         220                                                      218
8/1/14
                                                                                                                                606
OHIO  (2.5%)
Cuyahoga County, 5.25%, 12/1/18                                        915                                                      981
Economic Development Revenue,                                          500                                                      494
(AMT), 4.08%, 6/1/13
Housing Financial Agency Mortgage                                    1,000                                                      978
Revenue, (AMT), 3.55%, 3/1/10
Housing Financial Agency Mortgage                                    1,000                                                      980
Revenue, (AMT), 3.70%, 3/1/11
Housing Financial Agency Mortgage                                      500                                                      487
Revenue, (AMT), 4.00%, 3/1/14
Summit County, GO, 6.00%, 12/1/09                                      400                                                      429
                                                                                                                           --------
                                                                                                                              4,349
                                                                                                                           --------
OKLAHOMA  (0.3%)
Housing Finance Agency, Single Family                                  600                                                      598
 Revenue, 4.25%, 9/1/25, (Callable 9/1/15                                                                                  --------
 @ 100)
OREGON  (4.1%)
Clackamas County School District, GO,                                5,020                                                    5,298
5.00%, 6/15/16
State Department Transportation                                      1,775                                                    1,911
Highway Usertax, Series A, 5.25%,                                                                                          --------
11/15/16, (Callable 11/15/14 @ 100)                                                                                           7,209
                                                                                                                           --------
PENNSYLVANIA  (2.4%)
Clarion County, Industrial Development                               2,000                                                    1,946
Authority, Water Facilities Revenue,

(AMT), 3.60%, 12/1/32
Higher Educational Facilities Authority,                               250                                                      239
Widener University, 3.60%, 7/15/11
Higher Educational Facilities Authority,                               405                                                      384
Widener University, 3.75%, 7/15/12
Higher Educational Facilities Authority,                               430                                                      406
Widener University, 3.85%, 7/15/13
Housing Finance Agency, 4.50%,                                       1,195                                                    1,210
10/1/09                                                                                                                    --------
                                                                                                                              4,185
                                                                                                                           --------
PUERTO RICO (1.8%)
Commonwealth, Refunding Series A,                                    3,000                                                    3,111
5.00%, 7/1/30                                                                                                              --------

RHODE ISLAND  (1.6%)
Depositors Economic Protection Corp.,                                2,535                                                    2,773
Series A, ETM, 5.88%, 8/1/11                                                                                               --------

SOUTH CAROLINA  (0.5%)
Anderson County School District No.                                    890                                                      968
002, Series B, GO, 6.00%, 3/1/13,
(Callable 3/1/10 @ 101)
TENNESSEE  (3.2%)
Housing Development Agency, Series A,                                1,100                                                    1,093
 4.00%, 7/1/10
Metropolitan Nashville Airport                                       2,570                                                    2,680
Authority Revenue, (AMT), 5.38%,
7/1/14, (Callable 7/1/08 @ 102)
Shelby County, Health Educational &                                  1,795                                                    1,836
Housing Facilities Board, 5.00%, 9/1/24 (e)                                                                                --------
                                                                                                                              5,609
                                                                                                                           --------
TEXAS  (2.6%)
Cypress-Fairbanks Independent School                                 1,500                                                    1,565
District, 5.00%, 2/15/22
Dallas Fort Worth International Airport                              2,000                                                    2,044
Revenue, 5.00%, 11/1/15, (Callable
11/1/09 @ 100)
Hidalgo County Health Services,                                        250                                                      249
Mission Hospital, Inc. Project, 4.00%,
8/15/06
Municipal Power Agency Revenue,                                        500                                                      501
4.00%, 9/1/12
Tomball Hospital Authority Revenue,                                    250                                                      250
4.00%, 7/1/06                                                                                                              --------
                                                                                                                              4,609
                                                                                                                           --------
UTAH  (0.9%)
Housing Corp., Single Family Mortgage                                  680                                                      676
 Revenue, Series A, Class I, (AMT),
2.00%, 7/1/06
Housing Corp., Single Family Mortgage                                  880                                                      858
 Revenue, Series A, Class I, (AMT),                                                                                        --------
2.35%, 7/1/07
                                                                                                                              1,534
                                                                                                                           --------
VIRGINIA (1.2%)
Richmond, GO, 5.38%, 7/15/13,                                        2,000                                                    2,166
(Prerefunded 7/15/11 @ 101)                                                                                                --------

WASHINGTON  (3.0%)
Grant County Public Utility District No.                             2,485                                                    2,612
 002, Electric Revenue, 5.00%, 1/1/11
King County School District No. 415,                                 2,000                                                    2,164

Kent, Series A, GO, 5.55%, 12/1/11
Yakima County, GO, 5.25%, 12/1/16,                                     425                                                      449
(Callable 12/1/12 @ 100)                                                                                                   --------
                                                                                                                              5,225
                                                                                                                           --------
TOTAL MUNICIPAL BONDS                                                                                                       173,631
                                                                                                                           --------

MONEY MARKETS  (0.3%)
AIM Tax Free Money Market Fund                                         104                                                       -#
Dreyfus Tax Exempt Money Market                                        542                                                        1
Fund
Goldman Sachs Financial Tax Free                                   416,676                                                      417
Money Market Fund
Merrill Lynch Institutional Tax Exempt Fund                         51,433                                                       51
                                                                                                                           --------
TOTAL MONEY MARKETS                                                                                                             469
                                                                                                                           --------


TOTAL (COST $172,075)   -   98.5%                                                                                          $174,100
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD OHIO MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                    AMOUNT                                                  VALUE
MUNICIPAL BONDS  (102.2%)
ARIZONA  (2.7%)
Phoenix Civic Corp. Water System                                     3,000                                                 $  3,195
Revenue, 5.00%, 7/1/15                                                                                                     --------
OHIO  (96.0%)
Akron Bath Copley Joint Township                                     1,000                                                    1,045
Hospital District, Summa Health System
Revenue, Series A, 5.25%, 11/15/16,
(Callable 11/15/14 @ 100)
American Municipal Power - Ohio, Inc.,                               1,825                                                    1,942
5.25%, 1/1/11
Beavercreek Local School District,                                   1,500                                                    1,748
6.60%, 12/1/15
Berea, GO, 5.13%, 12/1/13                                            1,080                                                    1,117
Building Authority, 5.25%, 10/1/10,                                  2,410                                                    2,533
(Callable 4/1/09 @ 101)
Butler County Hospital Facilities                                      820                                                      848
Revenue, 4.75%, 11/15/18
Butler County Hospital Facilities                                    1,180                                                    1,156
Revenue, 4.75%, 11/15/18, (Callable
11/15/08 @ 101)
Cincinnati City School District,                                     3,000                                                    3,230
Classroom Facilities Construction &
Improvements, 5.25%, 12/1/14, (Callable
12/1/13 @ 100)
Cleveland Public Power System                                        4,900                                                    5,037
Revenue, 5.25%, 11/15/16, (Callable
11/15/06 @ 102)
Cleveland Stadium Project, 5.25%,                                    4,110                                                    4,289
11/15/11, (Callable 11/15/07 @ 102)
Cleveland, GO, 5.25%, 12/1/17                                        1,125                                                    1,210
Cleveland, Non Tax Revenue, Cleveland                                1,225                                                    1,296
 Stadium Project, 5.00%, 12/1/15

Cuyahoga County, 5.25%, 12/1/18                                      2,000                                                    2,144
Cuyahoga County Hospital Revenue,                                    2,245                                                    2,339
5.50%, 2/15/09
Cuyahoga County Jail Facilities, GO,                                 3,000                                                    3,238
5.25%, 10/1/13
Dayton-Montgomery County Port                                        1,030                                                    1,024
Authority, Development-Parking Garage
Project, Series A, 5.00%, 11/15/17
Economic Development Revenue,                                          280                                                      274
3.50%, 12/1/07
Economic Development Revenue,                                          815                                                      815
4.40%, 12/1/12
Erie County Hospital  Facilities                                       400                                                      405
Revenue, 5.00%, 8/15/08
Erie County Hospital Facilities Revenue,                               250                                                      263
 5.50%, 8/15/12

Euclid City School District, GO, 5.13%,                              1,500                                                    1,532
 12/1/11, (Callable 12/1/06 @ 101)
Franklin County Development Revenue,                                 2,270                                                    2,387
5.50%, 10/1/12, (Callable 10/1/09 @
101)
Franklin County, Online Computer                                     2,270                                                    2,334
Library Center, 5.00%, 4/15/10
Franklin County, Trinity Health, 5.00%,                                475                                                      498
 6/1/13
Hamilton County Hospital Facilities                                  1,510                                                    1,545
Revenue, Cincinnati Children's Hospital,
Series J, 4.50%, 5/15/14
Hamilton County Hospital Facilities,                                 2,670                                                    2,803
Revenue, 5.25%, 5/15/11, (Callable
11/15/08 @ 101)
Higher Education, Case Western                                       6,500                                                    7,418
Reserve, 6.25%, 7/1/14
Higher Education, Dennison University                                1,000                                                    1,084
Project, 5.50%, 11/1/12, (Callable
11/1/11@ 101)
Higher Education, John Carroll                                       1,435                                                    1,518
University, 5.25%, 11/15/14, (Callable
11/15/13 @ 100)
Higher Education, John Carroll                                       1,490                                                    1,569
University, 5.25%, 11/15/15, (Callable
11/15/13 @ 100)
Higher Educational Facilities Revenue,                                 475                                                      462
Ohio Northern University Project, 3.50%,
5/1/10
Higher Educational Facilities Revenue,                                 645                                                      623
Ohio Northern University Project, 3.88%,
5/1/13
Housing Authority, 4.63%, 9/1/31,                                    1,240                                                    1,244
(Callable 1/1/11 @ 100)
Housing Finance Agency, (AMT),                                         305                                                      305
3.95%, 9/1/08
Housing Finance Agency, (AMT),                                         525                                                      516
4.15%, 9/1/09
Housing Finance Agency, (AMT),                                         200                                                      198
4.35%, 9/1/10
Housing Finance Agency, (AMT),                                         705                                                      673
3.65%, 9/1/11
Housing Finance Agency, (AMT),                                         200                                                      200
4.55%, 9/1/11
Housing Finance Agency, (AMT),                                       1,035                                                    1,020
3.30%, 9/1/30
Housing Finance Agency, Mortgage                                     1,000                                                      984
Revenue, (AMT), 3.90%, 3/1/13
Knox County Hospital Facilities                                      1,150                                                    1,165
Revenue, 4.70%, 6/1/08
Knox County Hospital Facilities                                      6,250                                                    6,495
Revenue, 5.00%, 6/1/12
Lucas County, 6.65%, 12/1/12                                           130                                                      130
Mental Health Capital Facilities, Series                             2,135                                                    2,263
II-A, 5.00%, 6/1/13
Montgomery County Catholic Health                                    2,750                                                    2,977
Initiatives, Series A, 6.00%, 12/1/26
Montgomery County Solid Waste                                        3,000                                                    3,059

Revenue, 5.40%, 11/1/08, (Callable
11/1/06 @ 101)
Municipal Electric Generation Agency,                                2,675                                                    2,839
Refunding, Joint Venture, 5-CTFS Ben
Int, 5.00%, 2/15/14
North Olmstead, 6.20%, 12/1/11                                       3,000                                                    3,355
Ohio State Higher Education Facilities                               2,010                                                    2,128
Revenue, 5.00%, 5/1/16
Ohio State Higher Education Facilities                               3,115                                                    3,258
Revenue, 5.00%, 5/1/19
Ohio State Higher Education, Series A,                               2,760                                                    2,773
4.25%, 5/1/16
Ohio State Univeristy General Reciepts,                              5,880                                                    6,244
Series B, 5.25%, 6/1/18
Sidney Construction, 4.90%, 11/1/07                                    425                                                      428
State Higher Education Facility                                        500                                                      502
Revenue, John Carroll University, 4.00%,
 11/15/09
State Schools, 5.00%, 6/15/13                                        1,000                                                    1,065
State Solid Waste Revenue, Ohio Water                                3,000                                                    3,033
Development Authority, (AMT), 4.85%,
11/1/22
State Solid Waste Revenue, Republic                                  3,470                                                    3,367
Services Project, (AMT), 4.25%, 4/1/33
Toledo-Lucas County, Port Authority                                  1,110                                                    1,125
Special Assessment Revenue, Crocker
Park Public Improvement Project, 5.00%,
12/1/09
Toledo-Lucas County, Port Authority                                  1,155                                                    1,172
Special Assessment Revenue, Crocker
Park Public Improvements Project,
5.00%, 12/1/08
University of Cincinnati, 5.50%,                                     2,000                                                    2,103
6/1/09
University of Cincinnati, 5.00%,                                       300                                                      314
6/1/10                                                                                                                     --------
                                                                                                                            114,661
                                                                                                                           --------
PUERTO RICO  (3.5%)
Commonwealth, Refunding Series A,                                    3,000                                                    3,111
5.00%, 7/1/30
Public Buildings Authority Revenue,                                  1,000                                                    1,005
Refunding, Government Facilities, Series                                                                                   --------
K, 4.50%, 7/1/22                                                                                                              4,116
                                                                                                                           --------
TOTAL MUNICIPAL BONDS                                                                                                       121,972
                                                                                                                           --------

MONEY MARKETS  (0.6%)
Goldman Sachs Financial Tax Free                                   722,986                                                      723
Money Market Fund                                                                                                          --------
TOTAL MONEY MARKETS                                                                                                             723
                                                                                                                           --------

TOTAL (COST $121,139)   -   102.8%                                                                                         $122,695
                                                                                                                           ========

------------
Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                    AMOUNT                                                  VALUE
MUNICIPAL BONDS  (98.6%)
MICHIGAN  (96.9%)
Ann Arbor Water Supply Systems,                                        880                                                 $    921
5.00%, 2/1/10
Avondale School District, UTGO,                                        800                                                      836
5.00%, 5/1/10
Birmingham City School District,                                     1,905                                                    2,002
5.00%, 11/1/10
Building Authority Revenue, 5.00%,                                   1,000                                                    1,050
10/15/29
Central Michigan University, 5.00%,                                  1,605                                                    1,671
10/1/09
Certificate of Participation, Series A,                              2,000                                                    2,094
5.00%, 9/1/31
Clarkston Community Schools, 5.25%,                                  1,000                                                    1,079
5/1/29
Clarkston Schools, 4.00%, 5/1/12                                       200                                                      201
Coldwater Electric Utility Revenue,                                    515                                                      527
4.50%, 8/1/11
Coldwater Electric Utility Revenue,                                    570                                                      580
4.50%, 8/1/13
Comprehensive Transportation, Series                                 2,000                                                    2,087
A, 5.25%, 5/15/09
Detroit Convention Facilities, 5.00%,                                2,000                                                    2,061
9/30/08
Dexter Community School District, GO,                                1,730                                                    1,773
 6.25%, 5/1/07
Ferndale, UTGO, 4.50%, 4/1/10                                        1,190                                                    1,223
Frankenmuth School District, UTGO,                                     125                                                      125
5.50%, 5/1/06
Grand Rapids & Kent County Joint                                       605                                                      639
Building Authority, GO, 5.50%,
10/1/09
Grand Rapids & Kent County Joint                                       535                                                      548
Building Authority, UTGO, 5.50%,
10/1/07
Higher Education Facilities Authority                                  320                                                      326
Revenue, Hope College Project, 4.60%,
10/1/08
Higher Education Facilities Authority                                  725                                                      731
Revenue, Kalamazoo College Project,
5.25%, 12/1/06
Higher Education Facility Authority -                                1,265                                                    1,272
Thomas M. Cooley Law School, 4.75%,
5/1/07
Higher Education Student Loan                                        2,525                                                    2,538
Authority Revenue, (AMT), 5.00%,
3/1/07
Higher Education Student Loan                                        1,000                                                    1,016
Authority Revenue, Series XII-W,

(AMT), 4.60%, 9/1/08
Higher Education Student Loan                                          200                                                      205
Authority Revenue, Series XII-W,
(AMT), 4.75%, 3/1/09
Higher Education Student Loan                                        1,000                                                      981
Authority Revenue, Series XVII-I (AMT),
 3.65%, 3/1/10
Hospital Financial Authority Revenue,                                  200                                                      199
Hospital Crittenton, Series A, 3.85%,
3/1/07
Hospital Financial Authority Revenue,                                  300                                                      301
Hospital Crittenton, Series A, 4.15%,
3/1/08
Hospital Financial Authority Revenue,                                  405                                                      405
McLaren Health Care, Series C, 4.00%,
8/1/08
Hospital Financial Authority Revenue,                                  735                                                      738
Sparrow Obligation Group, 5.00%,
11/15/06
Housing Development Authority,                                         175                                                      175
(AMT), Series B, 3.55%, 12/1/06
Housing Development Authority,                                         215                                                      213
(AMT), Series B, 3.85%, 12/1/07
Housing Development Authority,                                         305                                                      304
(AMT), Series B, 4.13%, 12/1/08
Housing Development Authority,                                         355                                                      356
(AMT), Series B, 4.35%, 12/1/09
Housing Development Authority,                                         455                                                      460
(AMT), Series B, 4.55%, 12/1/10
Housing Development Authority,                                         485                                                      492
(AMT), Series B, 4.65%, 12/1/11
Housing Development Authority,                                         930                                                      926
Parkway Meadows Project, 3.50%,
10/15/08
Housing Development Authority,                                         710                                                      709
Parkway Meadows Project, 3.50%,
10/15/09
Kalamazoo Hospital Finance Authority                                   750                                                      775
Revenue, Bronson Methodist Hospital,
5.50%, 5/15/08
Kalamazoo Hospital Finance Authority                                   500                                                      514
Revenue, Bronson Methodist Hospital,
5.00%, 10/15/08
Kent Hospital Financial Authority                                      600                                                      626
Revenue, Spectrum Health, Series B,
5.00%, 7/15/11
Kent, Hospital Finance Authority                                       430                                                      440
Revenue, Spectrum Health, 5.25%,
1/15/08
Mount Clemens Community School                                       1,075                                                    1,166
District, 5.50%, 5/1/12
Municipal Building Authority Revenue,                                1,000                                                    1,047
Government Loan Program, Series C,
5.00%, 5/1/10
Muskegon County, Wastewater                                          1,000                                                    1,023
Management System, No. 1, (AMT),
5.00%, 7/1/08
Novi Community School District,                                      2,320                                                    2,391
Building & Site Improvements, 5.00%,

10/1/08
South Macomb Disposal Authority                                      1,115                                                    1,147
Revenue, 5.00%, 9/1/08
State Hospital Finance Authority                                       450                                                      448
Revenue, Holland Community Hospital,
4.15%, 1/1/12
State Hospital Financial Authority                                     905                                                      931
Revenue, General Hospital Obligations
Group, 5.00%, 5/15/10
State Housing Development Authority,                                   395                                                      393
Multi-Family Revenue, 3.55%, 4/20/08
State Strategic Fund Solidwaste                                        250                                                      253
Disposal Revenue, 4.63%, 12/1/12
Strategic Fund, Hope Network Project,                                  615                                                      620
Series B, 4.75%, 9/1/07
Strategic Fund, Limited Obligation                                   2,000                                                    1,941
Revenue, Consumers Energy Company
Project, 3.38%, 6/15/10
Trunk Line, Series A, 5.50%, 11/1/07                                 1,025                                                    1,052
University of Michigan Hospital                                      2,000                                                    2,056
Revenue, 5.00%, 12/1/08
University of Michigan Hospital                                        510                                                      529
Revenue, 5.00%, 12/1/09
University of Michigan Hospital                                        900                                                      900
Revenue, 3.76%, 12/1/35 (d)
Warren Building Authority, 3.70%,                                      225                                                      223
11/1/09
Wayne Charter, Airport Revenue, Series                               2,000                                                    2,016
D, 5.25%, 12/1/06
Wayne County Airport Authority,                                      1,000                                                    1,033
5.00%, 12/1/09
Wayne County Community College,                                      1,000                                                    1,045
5.25%, 7/1/09
Wayne-Westland Community Schools,                                    1,000                                                    1,047
5.00%, 5/1/10
Wyandotte City School District, 4.00%,                                 810                                                      811
 5/1/13
Wyandotte,  Electric Revenue, (AMT),                                   600                                                      611
4.50%, 10/1/11
Wyandotte, Electric Revenue, (AMT),                                    600                                                      623
5.00%, 10/1/12
Zeeland, Water System Revenue,                                         245                                                      245
(AMT), 4.00%, 10/1/06
Zeeland, Water System Revenue,                                         255                                                      254
(AMT), 4.00%, 10/1/07
Zeeland, Water System Revenue,                                         270                                                      269
(AMT), 4.00%, 10/1/08
Zeeland, Water System Revenue,                                         280                                                      275
(AMT), 4.00%, 10/1/09                                                                                                      --------
                                                                                                                             58,468
                                                                                                                           --------
PUERTO RICO (1.7%)
Public Buildings Authority Revenue,                                  1,000                                                    1,005
Refunding, Government Facilities, Series                                                                                   --------
K, 4.50%, 7/1/22
TOTAL MUNICIPAL BONDS                                                                                                        59,473
                                                                                                                           --------
MONEY MARKETS  (1.9%)
AIM Tax Free Money Market Fund                                         173                                                       -#

Dreyfus Tax Exempt Money Market Fund                                   599                                                        1
Goldman Sachs Financial Tax Free                                 1,101,233                                                    1,101
Money Market Fund
Merrill Lynch Institutional Tax Exempt Fund                         66,471                                                       66
                                                                                                                           --------
TOTAL MONEY MARKETS                                                                                                           1,168
                                                                                                                           --------

TOTAL (COST $61,212)   -   100.5%                                                                                          $ 60,641
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
APRIL 30, 2006
(UNAUDITED)
--------------------------------------------------------------------------------

*    Non-income producing security.                         The following abbreviations are used in these Schedules
**   Rate represents the effective yield at purchase.       of Portfolio Investments:
#    Market value is less than five hundred dollars.
                                                            ADR - American Depositary Receipt
(a)  Part of this security has been deposited as initial    AMT - Alternative Minimum Tax Paper
     margin on open futures contracts.                      CBTCS - Convertible Bond Transferable Custodial Security
(b)  Affiliate.                                             ETM - Escrowed to Maturity
(c)  Dollar value included in the security description      GO - General Obligation
     indicated represents expected per share annual         REITS - Real Estate Investment Trust
     dividend.                                              TBA - To be announced represents actual maturity date.
(d)  Variable rate security. Rate presented represents      UTGO - Unlimited Tax General Obligation
     rate in effect at April 30, 2006. Maturity date
     TRAINS - Targeted Return Index Security
(e)  Rule 144A, Section 4(2) or other security which
     is restricted as to resale to institutional investors.
     The Fund's advisor has deemed this security to be
     liquid based upon procedures approved by the
     Board of Trustees.
(f)  All or part of this security has been deposited as
     collateral for TBA security.
(g)  All or part of this security was on loan at
     April 30, 2006.
(h)  Investment is in Institutional Shares of
     underlying fund.
(i)  Common Stock.
(j)  The Fund's securities were fair valued at
     April 30, 2006 using procedures approved by the
     Board of Trustees.

                                                        Cost of Investments                                           Net Unrealized
                                                         for Federal Tax      Gross Unrealized    Gross Unrealized    Appreciation/
        Fifth Third Funds                                     Purposes           Appreciation       Depreciation      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Growth Fund                                     $ 178,954              $ 51,495          $ (2,384)             $ 49,111
Mid Cap Growth Fund                                         394,519               117,650            (4,406)              113,244
Quality Growth Fund                                         862,568               144,023           (12,544)              131,479
Large Cap Core Fund                                         177,490                31,040            (4,650)               26,390
Equity Index Fund                                           236,911               243,860           (15,350)              228,510
Balanced Fund                                               108,609                 5,608            (2,162)                3,446
Micro Cap Value Fund                                        121,517                39,295            (6,084)               33,211
Small Cap Value Fund                                        140,632                13,650            (3,570)               10,080
Multi Cap Value Fund                                        272,961               105,791            (3,747)              102,044
Disciplined Large Cap Value Fund                            574,907               130,862           (11,262)              119,600
LifeModel Aggressive Fund                                   140,443                33,257               (40)               33,217
LifeModel Moderately Aggressive Fund                        289,156                55,903            (2,120)               53,783
LifeModel Moderate Fund                                     441,944                53,186            (8,420)               44,766
LifeModel Moderately Conservative Fund                       96,439                12,049            (2,313)                9,736
LifeModel Conservative Fund                                  54,940                 2,904            (1,763)                1,141
Strategic Income Fund                                       155,514                 7,694            (5,575)                2,119
Dividend Growth Fund                                         20,789                 1,649              (288)                1,361
Technology Fund                                              82,973                 5,745            (1,866)                3,879
International Equity Fund                                   455,334               122,632           (28,599)               94,033
High Yield Bond Fund                                         61,698                   406              (747)                (341)
Bond Fund                                                   335,509                 1,450            (8,269)              (6,819)
Intermediate Bond Fund                                      508,219                 1,273           (13,476)             (12,203)
Short Term Bond Fund                                        314,654                    18            (8,221)              (8,203)
U.S. Government Bond Fund                                    59,099                    91            (1,579)              (1,488)
Municipal Bond Fund                                          44,957                 1,357              (213)                1,144
Intermediate Municipal Bond Fund                            172,028                 3,664            (1,592)                2,072
Ohio Municipal Bond Fund                                    120,944                 2,480              (729)                1,751
Michigan Municipal Bond Fund                                 61,202                   187              (748)                (561)


Open futures contracts as of April 30, 2006
(Amounts in thousands except contract amount)

                                                                                        Unrealized
                         Number of                                                     Appreciation/
                         Contracts   Contract Type                    Notional Amount  (Depreciation) Market Value
                         ----------  -------------------------------  ---------------  -------------- -------------
Large Cap Core Fund             14   Standard & Poor's 500, 06/16/06         $4,557            $49         $4,606
                         ==========                                   ===============  =============  =============

Equity Index Fund               29   Standard & Poor's 500, 06/16/06          9,402            138          9,540
                         ==========                                   ===============  =============  =============

International Equity Fund        7   DAX, 06/16/06                            1,231            100          1,331
                                82   FSTE 100, 06/15/06                       2,257            368          2,625
                                38   TOPIX, 06/08/06                          5,271            483          5,754
                         ----------                                   ---------------  -------------  -------------
                               127                                           $8,759           $951         $9,710
                         ==========                                   ===============  =============  =============

As of April 30, 2006, the following Funds had securities on loan with the following market values and collateral amounts:

                                                                       Market Value of    Average Loan
                                        Cash             Open              Loaned         Outstanding
                                     Collateral       Collateral         Securities      during the year
                                    --------------------------------------------------------------------
Small Cap Growth Fund                 $ 56,712         $ (1,001)           $ 54,922          $ 48,124
Mid Cap Growth Fund                     97,322             (827)             94,251            84,088
Quality Growth Fund                    165,074           (1,128)            159,864           142,784
Large Cap Core Fund                     14,046              (79)             13,603            17,602
Equity Index Fund                       37,359             (188)             36,179            46,143
Balanced Fund                            7,188              (70)              6,961             8,528
Micro Cap Value Fund                    15,539             (187)             15,049            16,530
Small Cap Value Fund                    19,368             (196)             18,756            23,384
Multi Cap Value Fund                    37,909              (82)             36,713            43,600
Disciplined Large Cap Value Fund        68,467             (348)             66,306            65,909
Strategic Income Fund                    5,102               (4)              4,941             8,452
Dividend Growth Fund                       550               (2)                533               916
Technology Fund                         20,946             (148)             20,285            15,896
International Equity Fund               58,420             (277)             56,576            25,325
Bond Fund                                6,335                -               6,135             9,966
Intermediate Bond Fund                  10,384                -              10,056            17,925
Short Term Bond Fund                    29,285                -              28,361            23,051

The cash collateral received by the Fifth Third Funds at April 30, 2006, was pooled and invested in the following:

SECURITY TYPE            SECURITY NAME                           VALUE        RATE          MATURITY DATE
---------------------------------------------------------------------------------------------------------
Certificate of Deposit   Bayersiche Landesbank NY              $ 25,000       4.97%           05/24/07
Floating Rate Security   Bank of New York Co., Inc.              40,000       4.82%           05/10/07
Floating Rate Security   Canadian Imperial Bank NY               20,000       4.93%           05/23/07
Floating Rate Security   General Electric Capital Corp.           7,705       4.95%           05/09/07
Floating Rate Security   Goldman Sachs Group, Inc.               27,000       4.92%           01/12/07
Floating Rate Security   HSBC Finance Corp.                      35,000       4.94%           05/24/07
Floating Rate Security   IBM Corp.                               35,000       4.84%           05/08/07
Floating Rate Security   Morgan Stanley                          10,000       4.85%           05/03/07
Floating Rate Security   Morgan Stanley                           5,000       4.85%           05/03/07
Floating Rate Security   Morgan Stanley                          25,000       4.89%           05/04/07
Floating Rate Security   National Australia Bank                 25,000       4.81%           04/09/07
Floating Rate Security   Florida Heart Group                      8,760       5.00%           04/01/14
Floating Rate Security   Guiding Light Church                    10,700       5.00%           03/01/25
Floating Rate Security   AISF Global Finance                     10,004       4.97%           12/11/06
Floating Rate Security   Metlife Global                          30,026       4.99%           03/16/07
Floating Rate Security   National City Bank                      30,002       4.98%           04/04/07
Floating Rate Security   BNP Paribas                             15,000       5.06%           05/18/07
Floating Rate Security   Bear Stearns                            25,000       4.93%           05/02/06
Master Note              Barclays Capital Markets               115,809       4.77%           05/01/06
Repurchase Agreement     Deutsche Bank Securities, Inc.         150,000       4.78%           05/01/06

International Equity Foreign Currency Contracts as of April 30, 2006:

                     CONTRACT
                      AMOUNT      CONTRACT      CURRENT        UNREALIZED
                     (LOCAL         VALUE        VALUE        APPRECIATION/
DELIVERY DATE       CURRENCY)   U.S. DOLLAR   U.S. DOLLAR    (DEPRECIATION)
--------------------------------------------------------------------------------

SWISS FRANC
----------------------------
Short Contracts
    5/02/06             110            89           89             - ^

EURO
----------------------------
Short Contracts
    6/15/06           1,570         1,883        1,986          (103)
    6/15/06           2,357         2,831        2,982          (151)
    5/16/06           9,647        12,006       12,186          (180)


 Long Contacts
    5/19/06          20,443        24,445       25,822         1,377
    6/15/06             833           999        1,054            55
    6/15/06           1,961         2,352        2,481           129


BRISTISH POUND STERLING
----------------------------
Short Contracts
    5/19/06           2,604         4,510        4,749          (239)
    5/04/06           1,187         2,162        2,164            (2)
    5/02/06             210           383          383            (0)


Long Contracts
    5/19/06           4,806         8,311        8,766           455
    5/19/06           1,955         3,380        3,566           186

HONG KONG DOLLAR
----------------------------
Short Contracts
    5/19/06          22,407         2,891        2,891             - ^
    5/19/06          12,733         1,642        1,643            (1)
    5/19/06           5,575           719          719             - ^

JAPANESE YEN
----------------------------
Short Contracts
    5/19/06         624,418           540          550           (10)
    5/19/06       2,290,794        19,740       20,176          (436)
    5/19/06       1,282,753        11,066       11,298          (232)
    5/19/06       2,700,127        22,877       23,781          (904)
    6/15/06       1,066,989         9,068        9,434          (366)
    6/15/06         602,397         5,122        5,326          (204)
    6/15/06       1,547,623        13,153       13,684          (531)
    5/19/06         192,467         1,642        1,695           (53)





Long Contracts
    5/19/06       1,661,811        14,392       14,636           244
    6/15/06       1,352,172        11,498       11,956           458
    6/15/06          80,099           681          708            27
    6/15/06         611,136         5,192        5,403           211
    6/15/06       1,188,572        10,115       10,509           394
    5/19/06       1,783,968        15,490       15,712           222
    5/19/06         791,627         6,872        6,972           100
    5/19/06       1,470,240        12,841       12,949           108

SINGAPORE DOLLAR
----------------------------
Short Contracts
    5/19/06           4,869         3,003        3,083           (80)


 Long Contacts
    5/19/06           4,869         2,998        3,083            85


SOUTH AFRICAN RAND
----------------------------
Long Contracts
    6/15/06          11,100         1,763        1,844            81
    6/15/06           2,467           392          410            18

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of April 30, 2006, were as follows:

                         Small Cap  Mid Cap    Quality     Large Cap    Equity   Micro Cap   Small Cap   Multi Cap
                           Growth    Growth     Growth        Core       Index      Value      Value       Value
                            Fund      Fund       Fund         Fund       Fund       Fund       Fund        Fund
                           ---------------------------------------------------------------------------------------
Advertising                  0.9        -           -            -        0.2        0.8         -            -
Aerospace/Defense              -        -         1.0          3.8        2.1          -         -          1.7
Agriculture                    -        -           -          1.4        1.6          -         -            -
Airlines                       -        -           -            -        0.1        0.3         -            -
Apparel                      1.1      4.1         2.0            -        0.3        5.0       3.2          0.5
Auto Manufacturers             -        -           -          0.4        0.3          -         -          0.8
Auto Parts & Equipment       2.0        -           -          0.8        0.2          -       0.5          1.3
Banks                        1.8        -         4.0          4.3        6.7        2.5       9.8          8.2
Beverages                      -        -         0.8          1.6        2.0          -       2.1          0.5
Biotechnology                  -        -         4.7          0.7        0.9          -         -          0.2
Building Materials             -        -           -            -        0.2        2.4         -          0.7
Cash Equivalents            33.2     23.8        20.0          7.4        8.7       11.2      14.8         11.2
Chemicals                      -        -           -          0.4        1.3        4.4       5.6          3.2
Closed-end Funds               -        -           -            -          -          -         -            -
Coal                           -        -           -            -          -          -         -            -
Commercial Services          5.0      7.8         5.9          2.3        0.8        5.1       5.4          0.9
Computers                    6.1      6.6         2.9          4.7        3.9        5.0       3.1          3.6
Cosmetics/Personal Care        -        -         2.0          0.8        2.2          -         -            -
Distribution/Wholesale       3.6      3.8           -          0.2        0.1        0.3         -            -
Diversified Financial
  Service                    0.4      4.7         3.7         11.2        8.3          -       1.6          8.0
Electric                     0.8        -           -          3.2        2.9          -       3.0          3.0
Electrical Components &
  Equipment                  4.3        -           -            -        0.4        1.1       1.7            -
Electronics                  1.4      5.0           -          1.0        0.6        3.5       1.1          2.5
Engineering & Construction   1.1        -           -            -        0.1        0.5         -            -
Entertainment                0.9      1.7           -            -        0.1        0.4         -            -
Environmental Control          -      1.0         1.0            -        0.2        1.4         -            -
Food                         1.2        -         0.2          3.4        1.6        3.0       5.2          6.7
Food Service                   -        -           -            -          -          -         -            -
Forest Products & Paper        -        -           -          0.0        0.5          -       3.7            -
Gas                            -        -           -            -        0.2        0.7       0.9            -
Hand/Machine Tools             -        -           -            -        0.1          -         -          1.5
Healthcare-Products          8.2      6.3         3.2          2.4        3.0        3.5       2.0            -
Healthcare-Services          3.3      3.5         0.9          0.6        1.6        2.2       4.0          1.9
Holding Companies-Diversified  -        -           -          0.7          -          -         -            -
Home Builders                0.8      0.8           -            -        0.3          -         -            -
Home Furnishings               -        -           -          0.4        0.1        2.3         -          0.1
Household Products/Wares     1.4        -           -          0.6        0.2        2.1         -          0.8
Housewares                     -        -           -          0.4        0.1          -         -            -
Insurance                    1.1      1.2         2.0          7.8        4.8        5.9       4.7          5.6
Internet                     3.6      2.4         0.8          0.2        1.7        5.6         -          0.1
Investment Companies         3.0      5.1         1.1          1.8        2.1        4.7       4.4          1.2
Iron/Steel                   2.1      1.9           -          0.8        0.3        1.9         -          1.0
Leisure Time                   -        -           -          0.1        0.3        0.7         -          0.4
Lodging                        -      4.9         6.2            -        0.4          -         -            -
Machinery-Construction &
  Mining                     2.1      3.8           -          1.1        0.4          -         -            -
Machinery-Diversified        1.0        -         1.5          0.2        0.4          -       1.5          2.1
Media                          -        -           -          3.0        3.0          -       1.2          1.8
Metal Fabricate/Hardware       -      1.4           -            -          -        1.1         -            -
Mining                         -        -           -          0.7        0.7        0.9       1.0          1.1
Miscellaneous Manufacturing    -      1.0         5.5          2.9        5.1        1.8       1.4          4.3
Office Furnishings             -        -           -            -          -          -         -            -
Office/Business Equipment      -        -           -          0.6        0.2          -         -            -
Oil & Gas                    2.6      8.0         1.1          8.1        7.9        0.1       1.1          9.1
Oil & Gas Services           6.9      2.0         3.0          1.1        1.6        3.5       4.4          3.5
Packaging & Containers         -        -           -            -        0.1          -         -            -
Pharmaceuticals              4.9      2.0         8.5          5.2        5.8        3.2         -          4.2
Pipelines                      -        -           -            -        0.3          -         -            -
Real Estate                    -        -           -            -          -          -         -            -
REITS                          -        -           -            -        0.9        3.1         -            -
Retail                       9.9      4.6        11.7          7.6        5.7        6.4      12.0          5.6
Savings & Loans                -        -           -            -        0.6        2.8         -          0.5
Semiconductors               4.2      8.4         9.2          3.7        3.0        1.4       4.4          1.9
Shipbuilding                   -        -           -            -          -          -         -            -
Software                     6.3      2.7         6.0          3.0        3.5        1.5       1.1            -
Telecommunications           4.8      4.7        10.4          4.0        6.0        5.0       7.1          6.6
Textiles                       -        -         0.9            -        0.0        0.3         -            -
Toys/Games/Hobbies           1.3        -           -          0.1        0.1          -         -          0.7
Transportation               2.1      1.2           -          2.0        1.8        3.9       3.4          4.2
Trucking & Leasing             -        -           -            -         -^          -         -            -
Water                          -        -           -            -          -          -         -            -

^ AMOUNT IS LESS THAN .05%


The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of April 30, 2006, were as follows:

                        Disciplined               LifeModel              LifeModel
                         Large Cap   LifeModel    Moderately  LifeModel  Moderately   LifeModel   Dividend            International
                           Value     Aggressive   Aggressive   Moderate Conservative Conservative  Growth  Technology    Equity
                            Fund      FundSM       FundSM       FundSM     FundSM       FundSM      Fund      Fund        Fund
                           ---------------------------------------------------------------------------------------------------------
Advertising                     -       -             -           -            -           -            -         -          0.1
Aerospace/Defense             3.5       -             -           -            -           -          5.1         -          0.5
Agriculture                   2.0       -             -           -            -           -          1.8         -          0.7
Airlines                        -       -             -           -            -           -            -         -          0.1
Apparel                         -       -             -           -            -           -          1.1         -          0.2
Auto Manufacturers            2.5       -             -           -            -           -            -         -          4.1
Auto Parts & Equipment          -       -             -           -            -           -          1.8         -          0.8
Banks                        11.6       -             -           -            -           -         11.3         -         16.8
Beverages                     2.6       -             -           -            -           -          5.7         -          1.1
Biotechnology                   -       -             -           -            -           -          0.9       7.8          0.0
Building Materials              -       -             -           -            -           -            -         -          1.7
Cash Equivalents             10.9       -             -           -            -           -          2.5      32.1         13.4
Chemicals                     3.5       -             -           -            -           -          4.3         -          2.7
Closed-end Funds                -       -             -           -            -           -            -         -          0.1
Coal                            -       -             -           -            -           -            -         -           -^
Commercial Services           1.4       -             -           -            -           -            -       3.4          0.7
Computers                     3.1       -             -           -            -           -          0.9       9.0          0.4
Cosmetics/Personal Care         -       -             -           -            -           -          4.1         -          0.4
Distribution/Wholesale          -       -             -           -            -           -            -         -          1.1
Diversified Financial
  Services                    7.4       -             -           -            -           -          6.9       1.5          2.2
Electric                      3.2       -             -           -            -           -            -         -          3.0
Electrical Components
  & Equipment                   -       -             -           -            -           -          1.8       1.4          1.1
Electronics                   1.4       -             -           -            -           -            -       2.0          1.9
Engineering & Construction      -       -             -           -            -           -            -         -          1.2
Entertainment                   -       -             -           -            -           -            -         -          0.2
Environmental Control           -       -             -           -            -           -            -         -          0.0
Food                          5.3       -             -           -            -           -          3.9         -          3.3
Food Service                    -       -             -           -            -           -            -         -          0.1
Forest Products & Paper         -       -             -           -            -           -            -         -          0.4
Gas                             -       -             -           -            -           -            -         -          0.5
Hand/Machine Tools            1.0       -             -           -            -           -            -         -          0.5
Healthcare-Products             -       -             -           -            -           -          7.9       1.6          0.6
Healthcare-Services           1.5       -             -           -            -           -            -         -          0.0
Holding Companies-Diversified   -       -             -           -            -           -            -         -          0.6
Home Builders                   -       -             -           -            -           -            -         -          0.4
Home Furnishings                -       -             -           -            -           -            -         -          0.9
Household Products/Wares      1.1       -             -           -            -           -            -         -          0.3
Housewares                      -       -             -           -            -           -            -         -          0.1
Insurance                     8.2       -             -           -            -           -          2.2         -          4.4
Internet                        -       -             -           -            -           -            -       9.3          0.5
Investment Companies          3.1   100.0         100.0       100.0        100.0       100.0          1.9       1.2          3.7
Iron/Steel                      -       -             -           -            -           -            -         -          1.3
Leisure Time                  1.0       -             -           -            -           -          1.2         -          0.2
Lodging                         -       -             -           -            -           -          2.1         -          0.3
Machinery-Construction
  & Mining                      -       -             -           -            -           -            -         -          0.3
Machinery-Diversified         1.8       -             -           -            -           -          1.2       2.0          0.5
Media                         2.3       -             -           -            -           -          1.0         -          1.1
Metal Fabricate/Hardware        -       -             -           -            -           -            -         -          0.2
Mining                        1.2       -             -           -            -           -            -         -          3.3
Miscellaneous Manufacturing   4.6       -             -           -            -           -          6.8         -          1.8
Office Furnishings              -       -             -           -            -           -            -         -           -^
Office/Business Equipment       -       -             -           -            -           -            -         -          0.8
Oil & Gas                    13.3       -             -           -            -           -          8.1         -          8.7
Oil & Gas Services              -       -             -           -            -           -          1.4         -            -
Packaging & Containers          -       -             -           -            -           -            -         -          0.1
Pharmaceuticals               5.9       -             -           -            -           -          4.5       3.1          6.4
Pipelines                       -       -             -           -            -           -            -         -            -
Real Estate                     -       -             -           -            -           -            -         -          2.2
REITS                           -       -             -           -            -           -            -         -          0.2
Retail                        1.3       -             -           -            -           -          3.4       1.5          2.1
Savings & Loans                 -       -             -           -            -           -            -         -            -
Semiconductors                1.4       -             -           -            -           -          2.5      24.9          0.6
Shipbuilding                    -       -             -           -            -           -            -         -           -^
Software                        -       -             -           -            -           -          3.6      17.1          0.7
Telecommunications            4.7       -             -           -            -           -          1.8      15.1          6.0
Textiles                        -       -             -           -            -           -            -         -          0.3
Toys/Games/Hobbies              -       -             -           -            -           -            -         -          0.2
Transportation                  -       -             -           -            -           -          0.8         -          1.6
Trucking & Leasing              -       -             -           -            -           -            -         -            -
Water                           -       -             -           -            -           -            -         -          0.3

^ AMOUNT IS LESS THAN .05%

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of April 30, 2006, were as follows:

                                              Balanced Fund  Strategic Income
Aerospace/Defense                                     1.1           -
Agriculture                                           1.0         1.1
Auto Manufacturers                                    1.0           -
Auto Parts & Equipment                                1.4           -
Automobile ABS                                        3.9           -
Banks                                                 8.6        16.0
Beverages                                             0.9         0.1
Cash Equivalents                                      7.4         3.3
Chemicals                                             1.1           -
Closed-end Funds                                        -         9.6
Coal                                                  1.1           -
Commercial MBS                                        7.7           -
Commercial Services                                   2.2           -
Computers                                             1.1           -
Cosmetics/Personal Care                               1.3         0.4
Credit Card ABS                                         -         0.3
Distribution/Wholesale                                1.2           -
Diversified Financial Services                        4.3        22.4
Electric                                              2.3         6.2
Electrical Components & Equipment                     0.7           -
Environmental Control                                 1.1           -
FHLMC Collateral                                        -         0.7
Food                                                  3.3         1.2
Forest Products & Paper                                 -         1.0
Gas                                                     -           -
Hand/Machine Tools                                    0.9           -
Healthcare-Products                                   3.5           -
Healthcare-Services                                   1.1           -
Holding Companies-Diversified                           -         0.7
Insurance                                             2.5         6.6
Investment Companies                                  4.2         3.0
Machinery-Construction & Mining                       1.7           -
Machinery-Diversified                                 3.6           -
Media                                                 1.1         1.8
Miscellaneous Manufacturing                           1.4         0.2
Oil & Gas                                             3.4         1.0
Oil & Gas Services                                    3.3           -
Other ABS                                             0.4           -
Pipelines                                             0.2         0.7
Regional(state/provnc)                                  -         0.6
REITS                                                   -        13.8
Retail                                                4.0         0.6
Savings & Loans                                         -         0.5
Semiconductors                                        0.8           -
Software                                              2.7           -
Sovereign                                            11.0         6.0
Telecommunications                                    4.4         1.6
Transportation                                          -         0.3
WL Collateral CMO                                    12.3         3.6

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of April 30, 2006, were as follows:

                                         Intermediate  Short Term     U.S.     High Yield
                                            Bond          Bond     Government     Bond
                              Bond Fund     Fund          Fund      Bond Fund     Fund
-----------------------------------------------------------------------------------------
Aerospace/Defense                                                                  0.4
Agency Collateral CMO                                     1.1         1.5
Agency Collateral PAC CMO                                 3.8
Agency Collateral Supp CMO                                            3.2
Auto Manufacturers                 0.3                    0.5
Automobile ABS                     6.7         2.1        8.3
Banks                              6.9         9.0        1.4
Building Materials                                                                 1.2
Cash Equivalents                   2.3         2.1       10.5
Chemicals                                      0.0                                 1.2
Coal                                                                               3.6
Commercial MBS                    15.9        14.3       10.2
Commercial Services                0.7                                             5.8
Computers                                      0.8        1.1                      1.3
Credit Card ABS                                1.0        0.3
Development                                               0.3
Diversified Financial Services     3.0         9.2        7.7                      5.9
Electric                           1.1         2.4        0.9                      7.0
Electronics                                                                        2.5
Environmental Control                                                              1.2
FGLMC Collateral                   0.2
Food                               3.8                    0.7                      3.0
Forest Products & paper                                                            2.4
Gas                                            1.0        1.2
Healthcare-Services                                       1.2                      1.5
Home Builders                                                                      5.0
Home Equity ABS                                1.9
Household Products/Wares                       0.2                                 1.3
Insurance                          0.0         0.9        0.5
Investment Companies               2.5         2.9        3.0         2.1          8.6
Iron/Steel                                                                         2.6
Leisure Time                                                                       1.3
Lodging                                                                            1.2
Machinery-Diversified                                     0.7                      1.9
Media                              1.2         0.7        0.6                      6.7
Mining                                         0.2                                 1.7
Miscellaneous Manufacturing                                                        1.2
Office/Business Equipment                                                          1.2
Oil & Gas                          1.0         1.4        0.3                      6.2
Oil & Gas Services                                                                 3.8
Other ABS                          3.2         5.4        2.2         6.4
Packaging & Containers                                                             2.4
Pharmaceuticals                                                                    1.4
Pipelines                          0.3         0.7        0.6                      1.7
REITS                              0.6         0.8        1.4
Retail                             0.5                                             3.0
Savings & Loans                    1.5
Semiconductors                                                                     0.6
Sovereign                         45.3        12.4       31.1        89.6
Telecommunications                 1.2                    1.4                      5.2
Transportation                     0.0         0.2          -           -          2.3
WL Collateral CMO                 23.3        31.8       18.5           -          2.4


The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of April 30, 2006, were as follows:

                                            Intermediate    Ohio       Michigan
                                Municipal     Municipal   Municipal    Municipal
                                  Bond         Bond         Bond         Bond
                                  Fund         Fund         Fund         Fund
-------------------------------------------------------------------------------
Airport                            7.4          6.3           -           5.1
Cash Equivalents                   0.7          0.3         0.6           1.9
Development                        3.6          7.6         2.9           3.2
Education                          4.2          0.8           -             -
Facilities                         2.4          7.7         6.6           8.8
General                            4.9          6.3         5.0           5.2
General Obligation                10.5          8.9        17.5           8.1
Higher Education                  16.2          2.9        22.7           9.8
Housing                            3.1          4.1         3.3           2.7
Medical                           12.5          9.1        18.0          14.2
Multifamily Housing                  -          0.3           -           0.7
Pollution                          0.6          0.4         7.9           2.3
Power                              2.3          5.6         8.2           3.9
School District                   27.0         12.6         5.5          14.9
Single Family Housing              0.4          6.5         1.0           3.3
Student Loan                       2.3          6.9           -           7.9
Transportation                     2.4          6.9         0.9           5.2
Utilities                          0.6          2.1           -             -
Water                              2.4          3.2         2.7           3.3

FIFTH THIRD PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  PRINCIPAL
                                                                   AMOUNT                                                    VALUE
CERTIFICATES OF DEPOSIT  (14.7%)
Bank of Nova Scotia, 4.94%, 9/29/06                                 10,000                                                 $  9,999
*
BNP Paribas, 4.93%, 9/5/06                                          15,000                                                   15,000
Canadian Imperial Bank, 5.02%,                                      10,000                                                   10,000
11/27/06
Citibank New York, 4.81%, 6/6/06                                    20,000                                                   20,000
Credit Suisse, 4.81%, 12/5/06                                        6,000                                                    6,000
Credit Suisse First New York, 5.10%,                                 5,000                                                    4,999
8/30/06
Deutsche Bank, 4.63%, 7/5/06                                        10,000                                                   10,000
Deutsche Bank, 4.06%, 7/25/06                                       15,000                                                   14,969
Dexia Credit, 4.77%, 11/6/06 *                                      20,000                                                   19,999
Royal Bank of Scotland PLC, 4.75%,                                  15,500                                                   15,493
7/5/06 *
Societe Generale, 4.04%, 7/27/06                                     6,350                                                    6,340
Toronto Dominion Holdings, Inc.,                                    10,000                                                    9,978
3.80%, 7/10/06
Toronto Dominion Holdings, Inc.,                                    12,000                                                   11,998
5.10%, 10/4/06                                                                                                             --------
TOTAL CERTIFICATES OF DEPOSIT                                                                                               154,775
                                                                                                                           --------
COMMERCIAL PAPER  (9.3%)
Bank of America, 4.74%, 5/24/06 **                                  10,000                                                    9,970
Barclays Capital, 4.75%, 5/24/06 **                                 10,000                                                    9,970
Citigroup, Inc., 4.71%, 5/18/06 **                                   5,000                                                    4,989
Marshall & Ilsley, 5.06%, 7/25/06 **                                15,000                                                   14,823
Northern Trust Corp., 4.90%, 5/25/06                                 7,000                                                    6,977
**
Scotiabanc, Inc., 4.68%, 5/10/06 **                                 15,000                                                   14,983
Societe Generale, 5.03%, 7/19/06 **                                  6,000                                                    5,935
Total Fina Elf Capital, 4.84%, 5/17/06                              10,000                                                    9,979
**
UBS, 4.70%, 5/8/06 **                                               20,000                                                   19,981
                                                                                                                           --------
TOTAL COMMERCIAL PAPER                                                                                                       97,607
                                                                                                                           --------
CORPORATE BONDS  (32.0%)
American Express Credit Corp.,                                      10,000                                                   10,001
5.07%, 5/16/06 *
American Express Credit Corp.,                                       8,823                                                    8,856
5.50%, 9/12/06
Bank One Corp., 4.81%, 5/5/06 *                                     10,000                                                   10,000
Barclays Bank PLC, 4.82%, 6/13/06                                   10,000                                                   10,000
*
Bear Stearns & Co, Inc.,, 4.89%,                                    10,000                                                   10,014
2/15/07 *
Bear Stearns & Co., Inc., 4.88%,                                    20,000                                                   20,000
5/5/07 *
Bear Stearns Co, Inc., Series MTNB,                                  4,740                                                    4,741
5.18%, 6/19/06 *

BP Capital PLC, 2.35%, 6/15/06                                       5,000                                                    4,989
Citigroup, Inc., 5.75%, 5/10/06                                     14,250                                                   14,256
Citigroup, Inc., 4.90%, 5/19/06 *                                    7,500                                                    7,501
Credit Suisse First Boston, 5.88%,                                  25,724                                                   25,814
8/1/06
Goldman Sachs Group, Inc., 4.87%,                                   20,000                                                   20,004
8/1/06 *
Household Financial Corp., 5.75%,                                    8,119                                                    8,159
1/30/07
HSBC Finance Corp., 7.25%, 5/15/06                                   4,045                                                    4,049
HSBC Finance Corp., 4.83%, 5/4/07 *                                 10,000                                                   10,000
JP Morgan Chase & Co., 3.13%,                                        6,500                                                    6,437
12/11/06
Lehman Brothers Holdings, 6.25%,                                    17,137                                                   17,150
5/15/06
Merrill Lynch & Co., 4.88%, 5/5/06                                   8,000                                                    8,000
*
Merrill Lynch & Co., 6.13%, 5/16/06                                  6,690                                                    6,695
Merrill Lynch & Co., 5.13%, 9/18/06                                  7,400                                                    7,407
*
Merrill Lynch & Co., 5.36%, 2/1/07                                   3,190                                                    3,200
Merrill Lynch & Co., 5.05%, 5/11/07                                 15,000                                                   15,000
*
Morgan Stanley, 4.89%, 5/4/07 *                                     15,000                                                   15,000
National City Bank, 4.97%, 7/26/06 *                                 9,250                                                    9,251
National City Bank, 4.90%, 8/14/06 *                                15,000                                                   15,002
SunTrust Banks, Inc., 2.50%, 5/4/06                                  4,675                                                    4,674
Toyota Motor Credit Corp., Series                                    5,000                                                    5,004
EMTN, 4.89%, 12/18/06 *
U.S. Bank, 2.85%, 11/15/06                                           5,000                                                    4,949
US Bank NA, 4.93%, 9/29/06 *                                         3,250                                                    3,250
US Bank NA, Series BKNT, 2.87%,                                      7,300                                                    7,183
2/1/07
Wachovia Corp., 4.95%, 11/1/06                                      12,000                                                   12,010
Wells Fargo & Co., 4.89%, 5/15/07 *                                 25,000                                                   25,000
Wells Fargo & Co., 6.88%, 8/8/06                                     3,000                                                    3,017
                                                                                                                            -------
TOTAL CORPORATE BONDS                                                                                                       336,613
                                                                                                                            -------
DEMAND NOTES  (18.9%)
Arbor Hospice, Inc., 4.98%, 10/1/26,                                 4,745                                                    4,745
(LOC: Comerica Bank) * (c)
Atlas Industries, Inc., 4.99%, 6/1/10,                               4,130                                                    4,130
(LOC: National City Bank) *
Beavercreek Enterprises, 4.99%,                                      4,175                                                    4,175
3/2/20, (LOC: National City Bank) *
Buckeye Corrugated, Inc., 4.95%,                                     5,645                                                    5,645
10/1/17, (LOC: Key Bank) * (c)
Capital One Funding Corp., 4.90%,                                    2,029                                                    2,029
10/1/14, (LOC: Bank One) *
Capital One Funding Corp., 4.90%,                                      812                                                      812
7/2/18, (LOC: Bank One) * (c)
Capital One Funding Corp., 4.90%,                                    1,000                                                    1,000
10/1/21, (LOC: Bank One) * (c)
Capital One Funding Corp., 4.90%,                                    4,815                                                    4,815
1/4/27, (LOC: Bank One) *
Central Michigan Inns, 5.00%, 4/1/30,                                2,010                                                    2,010
(LOC: Michigan National Bank) *
CHF-ELON LLC, 4.87%, 6/1/35,                                         6,500                                                    6,500
(LOC: Regions Financial Corp) *

Clare at Water Tower, 4.93%, 5/15/38,                               12,500                                                   12,500
 (LOC: Lasalle Bank) *
Cornerstone Funding Corp., 4.91%,                                    8,225                                                    8,225
12/1/11, (LOC: SunTrust) *
Cornerstone Funding Corp., 4.91%,                                    5,690                                                    5,690
9/1/25, (LOC: SunTrust) *
GTB Properties LLC, 5.19%, 7/1/23,                                   4,265                                                    4,265
(LOC: National Australia Bank) *
Harry W. Albright, Jr., 5.10%, 5/1/21,                               5,485                                                    5,485
(LOC: National Australia Bank) *
Heart Center Medical Group, 4.99%,                                   9,835                                                    9,835
10/1/30, (LOC: National City Bank) *
HWP Co., Ltd. Project, 4.99%,                                        4,395                                                    4,395
12/3/18, (LOC: National City Bank) * (c)
Iowa 80 Group Inc., 4.92%, 6/1/16,                                   4,200                                                    4,200
(LOC: Wells Fargo) *
Jackson 2000, 4.95%, 6/1/49, (LOC:                                   9,045                                                    9,045
KeyBank) *
Jefferson Land Development, 5.04%,                                   1,035                                                    1,035
10/1/16, (LOC:  National City Bank) *
Landmark Medical LLC, 4.94%,                                         7,980                                                    7,980
1/1/21, (LOC: Bank One) *
Lexington Financial Services, 5.04%,                                 8,800                                                    8,800
2/1/26, (LOC: LaSalle Bank) *
Mount Carmel East Professional,                                      1,580                                                    1,580
4.99%, 1/1/14, (LOC: National City) * (c)
Mr. K Enterprises, 5.19%, 9/1/16,                                    6,150                                                    6,150
(LOC: National Australia Bank) *
New Belgium Brewery Co., 5.06%,                                      3,330                                                    3,330
7/1/15, (LOC:  KeyBank) *
Northside Christian Church, 4.94%,                                   6,720                                                    6,720
4/1/30, (LOC: Bank One) *
PCI Paper Conversions, Inc., 4.95%,                                  1,975                                                    1,975
4/1/10, (LOC: KeyBank) *
Pittsburgh Technical Institute, 4.99%,                              10,315                                                   10,315
10/1/15, (LOC: National City Bank) *
Precision Tool and Die, 4.99%, 3/1/10,                               3,983                                                    3,983
(LOC: National City Bank) *
Revenue Bond CTF Series Trust,                                       3,835                                                    3,835
5.25%, 6/1/24, (LOC:  AIG) * (c)
Revenue Bond CTF Series Trust                                        2,540                                                    2,540
Castlegate 3, 5.25%, 6/1/17, (LOC: AIG)
 *
Royal Town Center LLC Project,                                       5,095                                                    5,095
4.95%, 10/1/47, (LOC: Comerica Bank)
*
Saint Andrew United, 4.93%, 7/1/29,                                 14,085                                                   14,085
(LOC: Wachovia Bank) *
SDK Cameron LLC, 4.98%, 10/1/35,                                     3,275                                                    3,275
(LOC: Comerica Bank) * (c)
Second & Main, Ltd., 4.99%, 8/1/11,                                  2,950                                                    2,950
(LOC: National City Bank) *
Secor Realty, Inc., 4.99%, 4/1/20,                                   8,405                                                    8,405
(LOC: National City Bank) *
SGS Tool Co., 4.99%, 12/1/12, (LOC:                                  5,325                                                    5,325
Bank One) *
Zeigler Realty LLC, 4.99%, 9/1/26,                                   1,920                                                    1,920
(LOC: National City Bank) *                                                                                                 -------
TOTAL DEMAND NOTES                                                                                                          198,799
                                                                                                                            -------

MUNICIPAL BONDS  (15.7%)
ALASKA  (0.4%)
Four Dam Pool Electric Revenue,                                      3,770                                                    3,770
                                                                                                                            -------
4.91%, 7/1/26 *
CALIFORNIA  (3.7%)
Riverside County, 4.92%, 11/1/20 *                                   7,000                                                    7,000
Sacramento County, 4.92%, 7/1/22 *                                  32,430                                                   32,430
                                                                                                                            -------
                                                                                                                             39,430
                                                                                                                            -------
COLORADO  (0.2%)
Pueblo Housing Authority Purchasing                                  1,820                                                    1,820
                                                                                                                            -------
Revenue, 5.06%, 12/1/18 * (c)
GEORGIA  (1.0%)
Columbus Development Authority,                                     10,125                                                   10,125
                                                                                                                            -------
Industrial Revenue, Litho-Krome
Project, 5.03%, 8/1/22 *
ILLINOIS  (1.3%)
Chicago, Series B, 4.99%, 1/1/19 *                                  13,530                                                   13,530
Kane County School District, Series A,                                 335                                                      336
                                                                                                                            -------
 5.50%, 12/1/06
                                                                                                                             13,866
IOWA  (0.7%)
Dallas County Industrial Development                                 6,980                                                    6,980
                                                                                                                            -------
Revenue, Sioux City Brick & Tile,
4.94%, 9/1/21 *
KENTUCKY  (1.5%)
Bardstown Industrial Revenue, 5.10%,                                 7,950                                                    7,950
6/1/24 *
Webster County Industrial Revenue,                                   7,700                                                    7,700
                                                                                                                            -------
Green River Project, 4.90%, 11/1/24 *
                                                                                                                             15,650
MICHIGAN  (1.9%)
Commerce Charter Township,                                          20,000                                                   20,000
                                                                                                                            -------
Downtown Development, 4.96%,
10/1/34 *
MINNESOTA  (0.9%)
Minneapolis Taxable Pension, 4.91%,                                  9,830                                                    9,830
                                                                                                                            -------
12/1/13 *
MISSISSIPPI  (0.2%)
Business Finance Corp., Industrial                                   2,600                                                    2,600
                                                                                                                            -------
Development Revenue, Koch Freezers
LLC, 4.94%, 3/1/17 *
NEW YORK  (0.7%)
Housing Development Corp., Multi                                     7,700                                                    7,700
                                                                                                                            -------
Family Rental Housing Revenue, 4.82%,
 6/1/33 *
NORTH CAROLINA  (1.6%)
Roman Catholic Diocese, Series A,                                   17,050                                                   17,050
                                                                                                                            -------
5.05%, 6/1/18 *
OHIO  (0.4%)
Cleveland-Cuyahoga County, Port                                      4,500                                                    4,500
                                                                                                                            -------
Authority Revenue, CBT Project,
4.95%, 6/1/31 *
PENNSYLVANIA  (0.3%)
Allegheny County, Industrial                                         2,700                                                    2,700
                                                                                                                            -------
Development Authority Revenue,
4.99%, 5/1/15 *
UTAH  (0.2%)

Housing Corp., Multi Family Revenue,                                 2,061                                                    2,061
                                                                                                                            -------
5.25%, 1/1/22 *
WASHINGTON  (0.7%)
Housing Finance Community,                                           3,890                                                    3,890
Multifamily Revenue, Monticello Park
Project, 4.97%, 8/1/26 *
State Housing Finance Community,                                     1,610                                                    1,610
Multi Family Revenue, Eaglepointe
Apartments-B, 5.25%, 7/1/28 *
State Housing Finance Community,                                     2,175                                                    2,175
                                                                                                                            -------
Multi Family Revenue,Winterhill
Apartments- B, 5.25%, 7/1/28 *
                                                                                                                              7,675
TOTAL MUNICIPAL BONDS                                                                                                       165,757
                                                                                                                            -------
U.S. GOVERNMENT AGENCIES  (0.5%)
FREDDIE MAC  (0.5%)
4.85%, 2/27/07                                                       5,000                                                    4,994
                                                                                                                            -------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                                4,994
                                                                                                                            -------

REPURCHASE AGREEMENTS  (8.5%)
State Street, 4.66%, 5/1/06, (Proceeds                               2,883                                                    2,883
at maturity, $2,883, Collateralized by a
U.S. Government Agency security, 4.30%, 5/5/08, value $2,935)
UBS Investment Bank, 4.76%, 5/1/06,                                 87,000                                                   87,000
                                                                                                                            -------
(Proceeds at maturity, $87,012,
Collateralized by various U.S.
Government Agency securities, 0.00%,
 6/7/06-1/18/07, value $88,743)

TOTAL REPURCHASE AGREEMENTS                                                                                                  89,883

MONEY MARKETS  (0.2%)
AIM Funds Liquid Assets Portfolio                                1,129,263                                                    1,129
-Institutional Class
Goldman Sachs Financial Square                                   1,156,021                                                    1,156
                                                                                                                            -------
Prime Obligations Fund
TOTAL MONEY MARKETS                                                                                                           2,285
                                                                                                                            -------
TOTAL (COST $1,050,713)  (a)   -   99.8%                                                                                 $1,050,713
                                                                                                                         ==========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  PRINCIPAL
                                                                   AMOUNT                                                    VALUE
CERTIFICATES OF DEPOSIT  (21.6%)
Bank of Montreal, 4.76%, 5/2/06                                     15,000                                                 $ 15,000
Bank of Nova Scotia, 4.94%, 9/29/06                                 20,000                                                   19,998
*
Barclays Bank PLC, 4.77%, 6/1/06 *                                  10,000                                                   10,000
Barclays Capital, 4.74%, 1/19/07                                    10,000                                                    9,978
Barclays Capital, 4.93%, 1/29/07 *                                  17,500                                                   17,498
Bear Stearns, 4.90%, 9/19/06 *                                      20,000                                                   20,000
BNP Paribas, 4.00%, 7/20/06                                          4,700                                                    4,692
BNP Paribas, 4.24%, 8/25/06                                          6,050                                                    6,033
BNP Paribas, 4.93%, 9/5/06                                          10,000                                                   10,000
Canadian Imperial Bank, 5.02%,                                      15,000                                                   15,000
11/27/06
Citibank New York, 4.81%, 6/6/06                                    25,000                                                   25,001
Credit Suisse First New York, 5.10%,                                12,000                                                   11,998
8/30/06
Deutsche Bank, 4.63%, 7/5/06                                        10,000                                                   10,000
Deutsche Bank, 4.06%, 7/25/06                                       10,000                                                    9,980
Deutsche Bank, 4.11%, 8/25/06                                       15,000                                                   14,954
Dexia Credit, 4.61%, 6/22/06                                         8,200                                                    8,195
Dexia Credit, 4.77%, 11/6/06 *                                      15,000                                                   14,999
Natexis Banques Populaires, 4.75%,                                  18,000                                                   17,973
10/26/06
SunTrust Bank, 4.90%, 8/22/06 *                                     15,000                                                   15,000
Toronto Dominion Bank, 3.82%,                                       15,000                                                   14,977
7/3/06
Toronto Dominion Bank, 3.85%,                                       10,000                                                    9,980
7/5/06
Toronto Dominion Holdings, Inc.,                                    12,000                                                   12,000
5.10%, 10/4/06
Wells Fargo & Co., 4.01%, 7/24/06                                    4,500                                                    4,492
                                                                                                                           --------
TOTAL CERTIFICATES OF DEPOSIT                                                                                               297,748
                                                                                                                           --------
COMMERCIAL PAPER  (20.4%)
Bank of America, 4.74%, 5/24/06 **                                  15,000                                                   14,955
Barclays Capital, 4.75%, 5/24/06 **                                  5,000                                                    4,985
Bear Stearns, 4.74%, 5/9/06 **                                       4,105                                                    4,101
Citigroup, Inc., 4.71%, 5/18/06 **                                  15,000                                                   14,966
Marshall & Ilsley, 5.06%, 7/25/06 **                                10,000                                                    9,882
Morgan Stanley, 4.81%, 5/2/06 **                                    25,000                                                   24,997
Northern Trust Corp., 4.89%, 5/24/06                                11,310                                                   11,275
**
Northern Trust Corp., 4.87%, 5/25/06                                15,000                                                   14,952
**
Purdue Research, 4.80%, 6/1/06                                       6,150                                                    6,150
San Jose International Airport, 4.82%,                               8,016                                                    8,013
5/4/06 **
Scotiabanc, Inc., 4.68%, 5/10/06 **                                 10,000                                                    9,988
Societe Generale, 4.80%, 5/3/06 **                                  15,000                                                   14,996
Societe Generale, 4.87%, 6/12/06 **                                  3,700                                                    3,679
Societe Generale, 5.03%, 7/19/06 **                                  6,000                                                    5,935

Total Fina Elf Capital, 4.83%, 5/1/06                               40,000                                                   40,000
**
Total Fina Elf Capital, 4.84%, 5/17/06                              15,000                                                   14,968
**
Toyota Motor Credit Corp., 4.78%,                                   15,000                                                   15,000
11/6/06 *
UBS, 4.69%, 5/8/06 **                                               26,700                                                   26,675
UBS, 4.70%, 5/10/06 **                                               3,100                                                    3,096
UBS, 4.75%, 5/23/06 **                                              18,775                                                   18,721
University of Michigan, 4.97%,                                       4,660                                                    4,660
6/2/06
University of Texas, 4.67%, 5/9/06                                   9,932                                                    9,932
                                                                                                                           --------
TOTAL COMMERCIAL PAPER                                                                                                      281,926
                                                                                                                           --------
CORPORATE BONDS  (28.7%)
Abbott Laboratories, 6.40%, 12/1/06                                  1,000                                                    1,009
American Express Credit Corp.,                                       7,000                                                    7,001
5.07%, 5/16/06 *
American Express Credit Corp.,                                       7,000                                                    7,026
5.50%, 9/12/06
Bank of America Corp., 7.13%,                                        8,503                                                    8,583
9/15/06
Bank of New York, 2.20%, 5/12/06                                     7,850                                                    7,845
Bank One Corp., 4.81%, 5/5/06 *                                     10,000                                                   10,000
Barclays Bank PLC, 4.82%, 6/13/06                                   15,000                                                   15,000
*
Bear Stearns & Co, Inc.,, 4.89%,                                    15,000                                                   15,020
2/15/07 *
Bear Stearns & Co., Inc., 6.50%,                                     5,500                                                    5,500
5/1/06
Bear Stearns & Co., Inc., 4.88%,                                    15,000                                                   15,000
5/5/07 *
BP Capital PLC, 2.35%, 6/15/06                                       6,000                                                    5,987
BR Downingtown LP,, 4.94%, 2/1/31                                    3,760                                                    3,760
* (c)
Citigroup, Inc., 5.75%, 5/10/06                                      7,500                                                    7,503
Citigroup, Inc., 5.50%, 8/9/06                                       2,000                                                    2,003
Credit Suisse First Boston, 5.88%,                                  28,500                                                   28,581
8/1/06
Fleetboston Financial Corp., 4.88%,                                  4,918                                                    4,909
12/1/06
Goldman Sachs Group, Inc., 4.87%,                                   20,000                                                   20,002
8/1/06 *
Healthcare Network Property, 4.94%,                                 16,300                                                   16,300
1/1/29 *
Household Financial Corp., 5.75%,                                   15,896                                                   15,987
1/30/07
HSBC Finance Corp., 6.88%, 3/1/07                                    5,000                                                    5,065
HSBC Finance Corp., 4.83%, 5/4/07 *                                 15,000                                                   15,000
J&S Properties, Inc.,, 4.97%, 3/1/26                                 3,500                                                    3,500
*
Lehman Brothers Holdings, 6.25%,                                    24,900                                                   24,915
5/15/06
Lehman Brothers Holdings, 7.50%,                                    11,110                                                   11,210
9/1/06
Merrill Lynch & Co., 4.88%, 5/5/06                                   8,000                                                    8,000
*
Merrill Lynch & Co., 6.13%, 5/16/06                                  5,000                                                    5,004
Merrill Lynch & Co., 5.17%, 5/22/06                                 10,950                                                   10,953
*

Merrill Lynch & Co., 5.13%, 9/18/06                                  7,400                                                    7,407
*
Merrill Lynch & Co., 4.18%, 1/26/07                                  9,000                                                    8,954
Merrill Lynch & Co., 5.36%, 2/1/07                                   3,270                                                    3,276
National City Bank Michigan/Illinois,                               12,000                                                   11,999
4.77%, 9/1/06 *
Northern Trust Co.,, 2.88%, 12/15/06                                 2,610                                                    2,571
Sioux City Brick & Tile, 4.89%,                                     12,250                                                   12,250
12/1/36 *
U.S. Bank, 2.85%, 11/15/06                                           4,465                                                    4,419
Wachovia Corp., 4.95%, 11/1/06                                      13,897                                                   13,903
Wachovia Corp., 6.63%, 11/15/06                                      2,500                                                    2,519
Wachovia Corp., 4.78%, 12/4/06 *                                     5,000                                                    5,000
Wells Fargo & Co., 5.00%, 9/15/06 *                                  4,000                                                    4,002
Wells Fargo & Co., 5.13%, 2/15/07 *                                  5,850                                                    5,843
Wells Fargo & Co., 5.00%, 3/23/07 *                                 25,000                                                   25,024
Wells Fargo & Co., 4.89%, 5/15/07 *                                 10,000                                                   10,000
                                                                                                                           --------
TOTAL CORPORATE BONDS                                                                                                       397,830
                                                                                                                           --------
DEMAND NOTES  (4.3%)
Capital One Funding, 4.90%, 8/2/21,                                  4,338                                                    4,338
(LOC: Bank One) *
Capital One Funding, 4.90%, 4/1/26,                                  7,451                                                    7,451
(LOC: Bank One) *
CHF-ELON LLC, 4.87%, 6/1/35,                                         7,000                                                    7,000
(LOC: Regions Financial Corp) *
Cornerstone Funding Corp., 5.04%,                                    4,451                                                    4,451
11/15/06, (LOC:  SunTrust) *
Cornerstone Funding Corp., 5.04%,                                    6,700                                                    6,700
4/1/21, (LOC: SunTrust) *
Cornerstone Funding Corp., 5.04%,                                    4,176                                                    4,176
1/1/34, (LOC:  SunTrust) *
Gulf Gate Apartments, 4.96%, 9/1/28,                                 2,000                                                    2,000
(LOC: Wells Fargo) *
Metaltec Steel Abrasive, 4.96%,                                      4,505                                                    4,505
11/1/34, (LOC: Comerica Bank) *
Northport Baptist Church, 5.05%,                                     3,100                                                    3,100
9/1/24, (LOC: Regions Financial Corp.)
*
Park State Properties LLC, 5.00%,                                    5,500                                                    5,500
11/1/34, (LOC: US Bank) *
Praise Tabernacle Outreach, 5.05%,                                   3,790                                                    3,790
6/1/24, (LOC: Comerica Bank) *
Presentation School, Inc., 4.93%,                                    5,700                                                    5,700
7/1/30, (LOC: FHLB) *                                                                                                      --------
TOTAL DEMAND NOTES                                                                                                           58,711
                                                                                                                           --------

MUNICIPAL BONDS  (17.7%)
ARKANSAS  (1.2%)
Northwest Regional Airport Authority,                               15,725                                                   15,725
Airport Revenue, Series A, 5.00%,
2/1/21 *
Northwest Regional Airport Authority,                                1,235                                                    1,235
Airport Revenue, Series B, 5.00%,                                                                                          --------
2/1/08 *
                                                                                                                             16,960
                                                                                                                           --------
CALIFORNIA  (1.9%)

Kern Water Authority Revenue, Series                                 4,800                                                    4,800
 B, 4.96%, 7/1/28 *
Sacramento County, 4.92%, 7/1/22 *                                   5,000                                                    5,000
Sacramento County Housing                                            2,050                                                    2,050
Authority, Multifamily Revenue,
Natomas Park Apartments, Series B,
4.98%, 7/15/35 *
Saint Michael's Episcopal Day School,                                2,140                                                    2,140
5.00%, 7/1/28 *
San Jose Financing Authority Lease                                   8,000                                                    8,000
Revenue, Hayes Mansion, Phase B,
4.92%, 7/1/24 *
Statewide Community Development                                      2,845                                                    2,845
Authority, Multifamily Revenue, Palms
Apartments, 4.96%, 5/15/35 *
Statewide Community Development                                      1,400                                                    1,400
Authority, Multifamily Revenue, Series                                                                                     --------
X-T, 4.98%, 10/15/32 *

                                                                                                                             26,235
                                                                                                                           --------
GEORGIA  (1.8%)
Athens-Clarke County Industrial                                      3,550                                                    3,550
Development Authority Revenue,
Leucadia Inc., Project, 4.97%, 7/1/07
*
Augusta Housing Authority                                              500                                                      500
Multifamily Revenue, 4.97%, 5/15/33
*
Gwinnett County Development                                          6,100                                                    6,100
Authority, Hopewell Christian
Academy, 4.93%, 12/1/21 *
Municipal Gas Authority Revenue,                                    15,175                                                   15,175
5.03%, 2/1/15 *                                                                                                            --------
                                                                                                                             25,325
                                                                                                                           --------
ILLINOIS  (1.0%)
Financial Authority Revenue, Fairview                                1,150                                                    1,150
 Obligation, Series D, 4.93%, 8/15/34 *
Financial Authority Revenue, Fariview                               12,350                                                   12,350
 Obligation, Series C, 4.93%, 8/15/34 *                                                                                    --------
                                                                                                                             13,500
                                                                                                                           --------
INDIANA  (2.1%)
Health Facilities Financing Authority                                4,470                                                    4,470
Revenue, 4.90%, 4/1/24 *
Health Facilities Financing Authority,                              23,875                                                   23,875
Hospital Revenue, Community
Foundation of Northwest Indiana, Series
B, 4.93%, 8/1/25 *
Indianapolis Economic Development                                      985                                                      985
Multifamily Housing Revenue, Series B,                                                                                     --------
 5.00%, 11/1/36 *
                                                                                                                             29,330
                                                                                                                           --------
IOWA  (0.4%)
Finance Authority Retirement                                         5,315                                                    5,315
Community Revenue, 4.93%, 12/1/20                                                                                          --------
*

KENTUCKY  (0.4%)
Boone County Industrial Revenue,                                     5,395                                                    5,395
5.07%, 6/1/23 *                                                                                                            --------

MARYLAND  (1.4%)

State Health & Higher Educational                                   19,900                                                   19,900
Facilities Revenue, Series B, 4.93%,                                                                                       --------
1/1/28 *

MICHIGAN  (3.3%)
Canton Charter Township,                                             1,500                                                    1,500
G.O., 5.09%, 3/1/11 *
Commerce Charter Township,                                          13,000                                                   13,000
Downtown Development, 4.96%,
10/1/18 *
Commerce Charter Township,                                          15,000                                                   15,000
Downtown Development, 4.96%,
10/1/34 *
Kent County, 5.00%, 3/1/08 *                                        12,000                                                   12,000
Ypsilanti Charter Township, Taxable                                  3,340                                                    3,340
Capital Improvements, Series B, 5.09%,                                                                                     --------
4/1/19 *                                                                                                                     44,840
                                                                                                                           --------
MINNESOTA  (0.3%)
Plymouth Revenue, Carlson Center                                     1,100                                                    1,100
Project, 4.97%, 4/1/12 *
St. Paul Port Authority District, 5.00%,                             3,580                                                    3,580
 3/1/22 *                                                                                                                  --------
                                                                                                                              4,680
                                                                                                                           --------
MISSOURI  (0.6%)
Kansas City Industrial Development                                   8,925                                                    8,925
                                                                                                                           --------
Authority, Taxable Downtown Arena,
5.03%, 4/1/40 *
NEBRASKA  (0.9%)
Omaha Special Obligation, Riverfront                                11,765                                                   11,765
                                                                                                                           --------
Redevelopment, 5.09%, 2/1/26 *
NEW MEXICO  (0.1%)
Albuquerque Industrial Revenue,                                      1,800                                                    1,800
                                                                                                                           --------
KTECH Corp. Project, 4.96%, 11/1/22
*
NORTH CAROLINA  (0.7%)
Roman Catholic Diocese, Series A,                                    9,115                                                    9,115
                                                                                                                           --------
5.05%, 6/1/18 *
OHIO  (0.3%)
Cuyahoga County Ohio Health Care                                     3,675                                                    3,675
                                                                                                                           --------
Revenue, 5.05%, 5/15/12 *
PENNSYLVANIA  (0.3%)
Berks County Industrial  Development                                 1,600                                                    1,600
Authority Revenue, 5.00%, 7/1/16 *
Berks County Municipal Authority,                                    2,940                                                    2,940
                                                                                                                           --------
5.05%, 5/15/22 *
                                                                                                                              4,540
                                                                                                                           --------
TEXAS  (0.1%)
Alamo Heights Higher Education                                         840                                                      840
                                                                                                                           --------
Facilities Corp., 5.10%, 4/1/07 *
UTAH  (0.2%)
Tooele City Industrial Development                                   2,800                                                    2,800
                                                                                                                           --------
Revenue, Series A, 4.97%, 10/1/22 *
VIRGINIA  (0.4%)
Arlington County Industrial                                          5,000                                                    5,000
                                                                                                                           --------
Development Authority, 4.91%, 2/1/16
*
WASHINGTON  (0.3%)

Housing  Finance Community                                           2,000                                                    2,000
Multifamily Housing Revenue, Everett,
Series B, 4.97%, 1/15/38 *
Housing Finance Community                                            1,190                                                    1,190
Multifamily Revenue, Granite Falls,
Series B, 4.90%, 10/1/27 *
Housing Finance Community                                              780                                                      780
                                                                                                                           --------
Multifamily Revenue, Summer Ridge,
Series B, 5.00%, 12/1/29 *
                                                                                                                              3,970
                                                                                                                           --------
TOTAL MUNICIPAL BONDS                                                                                                       243,910
                                                                                                                           --------

U.S. GOVERNMENT AGENCIES  (1.3%)
FREDDIE MAC  (1.3%)
4.85%, 2/27/07                                                      10,000                                                    9,989
5.00%, 1/15/42 *                                                     7,818                                                    7,818
                                                                                                                           --------
                                                                                                                             17,807
                                                                                                                           --------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                               17,807
                                                                                                                           --------

REPURCHASE AGREEMENTS  (5.4%)
State Street, 4.66%, 5/1/06, (Proceeds                                 942                                                      942
at maturity, $942, Collateralized by a
U.S. Government Agency security, 5.13%, 10/24/07, value $965)
UBS Investment Bank, 4.76%, 5/1/06,                                 73,000                                                   73,000
                                                                                                                           --------
(Proceeds at maturity, $73,010,
Collateralized by various U.S.
Government Agency securities, 0.00%,
6/7/06-6/11/13, value $74,460)

TOTAL REPURCHASE AGREEMENTS                                                                                                  73,942
                                                                                                                           --------
MONEY MARKETS  (0.3%)
AIM Funds Liquid Assets Portfolio                                2,530,439                                                    2,530
-Institutional Class
Goldman Sachs Financial Square                                   1,645,031                                                    1,645
                                                                                                                           --------
Prime Obligations Fund
TOTAL MONEY MARKETS                                                                                                           4,175
                                                                                                                           --------

TOTAL (COST $1,376,049)  (a)   -   99.7%                                                                                 $1,376,049
                                                                                                                         ==========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  PRINCIPAL
                                                                   AMOUNT                                                  VALUE
U.S. GOVERNMENT AGENCIES  (57.4%)
FANNIE MAE  (18.9%)
4.68%, 5/8/06 **                                                    12,000                                                 $ 11,989
3.02%, 6/1/06                                                        7,720                                                    7,710
3.01%, 6/2/06                                                        5,000                                                    4,993
5.25%, 6/15/06                                                      13,015                                                   13,032
3.25%, 6/28/06                                                       5,175                                                    5,164
4.87%, 7/5/06 **                                                    15,078                                                   14,945
3.25%, 7/12/06                                                      16,385                                                   16,339
4.94%, 7/19/06 **                                                   25,000                                                   24,732
4.96%, 7/26/06 **                                                    8,160                                                    8,064
3.25%, 7/31/06                                                       4,170                                                    4,153
4.00%, 8/8/06                                                        5,000                                                    4,988
2.75%, 8/11/06                                                       8,500                                                    8,448
4.72%, 9/7/06 *                                                     22,100                                                   22,100
4.81%, 9/21/06 *                                                    13,325                                                   13,325
4.00%, 10/16/06                                                        500                                                      498
3.00%, 12/15/06                                                      6,000                                                    5,920
2.63%, 1/19/07                                                       5,000                                                    4,908
                                                                                                                           --------
                                                                                                                            171,308
                                                                                                                           --------
FEDERAL FARM CREDIT BANK  (5.1%)
6.60%, 7/7/06                                                        3,800                                                    3,814
2.13%, 7/17/06                                                       5,000                                                    4,975
4.72%, 8/1/06 *                                                     15,000                                                   14,999
3.20%, 10/12/06                                                      2,000                                                    1,987
4.82%, 12/22/06 *                                                   10,000                                                    9,999
1.88%, 1/16/07                                                         811                                                      792
4.75%, 3/29/07 *                                                    10,000                                                   10,004
                                                                                                                           --------
                                                                                                                             46,570
                                                                                                                           --------
FEDERAL HOME LOAN BANK  (17.8%)
4.61%, 5/10/06 *                                                    20,000                                                   20,000
2.75%, 5/15/06                                                       3,500                                                    3,498
4.25%, 5/15/06                                                       5,000                                                    4,999
4.72%, 5/19/06 **                                                    6,000                                                    5,986
2.88%, 5/22/06                                                       8,910                                                    8,900
4.81%, 6/14/06 **                                                   10,000                                                    9,942
4.81%, 6/14/06 *                                                    25,000                                                   25,000
2.26%, 6/16/06                                                       5,000                                                    4,985
3.25%, 7/21/06                                                       2,350                                                    2,346
3.50%, 8/15/06                                                       9,375                                                    9,347
5.25%, 8/15/06                                                       2,000                                                    2,003
4.82%, 8/21/06 *                                                    30,000                                                   30,001
3.75%, 9/29/06                                                       2,500                                                    2,486
2.38%, 10/2/06                                                       2,300                                                    2,277
4.85%, 11/9/06 *                                                    15,000                                                   14,996
2.75%, 11/15/06                                                      6,000                                                    5,933
2.60%, 12/12/06                                                      1,000                                                      984
2.75%, 12/15/06                                                      3,000                                                    2,958
3.80%, 12/22/06                                                      2,810                                                    2,788
3.38%, 2/23/07                                                         800                                                      788
3.50%, 5/15/07                                                       2,100                                                    2,064
                                                                                                                           --------
                                                                                                                            162,281
                                                                                                                           --------

FREDDIE MAC  (15.6%)
4.69%, 5/2/06 **                                                     8,168                                                    8,167
2.53%, 5/3/06                                                       10,000                                                    9,999
4.71%, 5/9/06 **                                                     5,000                                                    4,995
2.52%, 5/10/06                                                       5,475                                                    5,472
4.74%, 5/16/06 **                                                   19,200                                                   19,163
2.38%, 5/19/06                                                      11,570                                                   11,557
4.75%, 5/23/06 **                                                   15,000                                                   14,957
2.00%, 5/30/06                                                       2,500                                                    2,495
4.77%, 5/30/06 **                                                   10,000                                                    9,962
6.75%, 5/30/06                                                       3,665                                                    3,671
2.00%, 7/14/06                                                         500                                                      497
2.75%, 8/15/06                                                       4,630                                                    4,602
3.75%, 11/15/06                                                      4,000                                                    3,971
2.50%, 11/28/06                                                      2,250                                                    2,222
2.88%, 12/15/06                                                      4,000                                                    3,956
2.85%, 2/23/07                                                       1,706                                                    1,674
5.00%, 1/15/42 *                                                    24,432                                                   24,432
5.00%, 10/15/45 *                                                    9,955                                                    9,955
                                                                                                                            -------
                                                                                                                            141,747
                                                                                                                            -------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                              521,906
                                                                                                                            -------

REPURCHASE AGREEMENTS  (41.3%)
Deutsche Bank, 4.78%, 5/1/06,                                      130,000                                                  130,000
(Proceeds at maturity, $130,017,
Collateralized by various U.S. Government
Agency securities, 0.00% - 4.63%, 5/17/06
 - 11/9/09, value $132,423)
State Street, 4.66%, 5/1/06, (Proceeds at                           20,627                                                   20,627
 maturity, $20,630, Collateralized by a
U.S. Treasury security, 0.00%, 6/8/06, value $21,150)
UBS Investment Bank, 4.76%, 5/1/06,                                225,000                                                  225,000
                                                                                                                            -------
(Proceeds at maturity, $225,030,
Collateralized by various U.S. Government
Agency securities, 0.00% -7.10%, 5/24/06
- 7/21/25 value $229,501)

TOTAL REPURCHASE AGREEMENTS                                                                                                 375,627
                                                                                                                            -------

MONEY MARKETS  (1.2%)
AIM Treasury Money Market Fund                                  11,100,944                                                   11,101
Goldman Sachs Financial Square                                       4,076                                                        4
                                                                                                                            -------
Government Fund
TOTAL MONEY MARKETS                                                                                                          11,105
                                                                                                                            -------


TOTAL (COST $908,638)  (a)   -   99.9%                                                                                     $908,638
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                 PRINCIPAL
                                                                   AMOUNT                                                    VALUE
U.S. GOVERNMENT AGENCIES  (95.5%)
FEDERAL FARM CREDIT BANK  (20.0%)
0.00%, 5/8/06 *                                                     15,000                                                  $14,999
5.50%, 6/15/06                                                         725                                                      726
3.00%, 6/30/06                                                       1,500                                                    1,497
2.13%, 7/17/06                                                       5,000                                                    4,975
4.72%, 8/1/06 *                                                     10,000                                                   10,000
4.82%, 8/31/06 **                                                    2,500                                                    2,460
3.02%, 11/24/06                                                      1,000                                                      988
4.82%, 12/22/06 *                                                    5,000                                                    5,000
3.27%, 1/12/07                                                       1,000                                                      989
4.60%, 1/23/07                                                         500                                                      500
                                                                                                                           --------
                                                                                                                             42,134
                                                                                                                           --------
FEDERAL HOME LOAN BANK  (75.5%)
4.66%, 5/1/06 **                                                    10,000                                                   10,000
4.67%, 5/2/06 **                                                     9,775                                                    9,774
4.72%, 5/3/06 **                                                     7,350                                                    7,348
4.67%, 5/4/06 **                                                    10,500                                                   10,496
4.70%, 5/10/06 **                                                    3,400                                                    3,396
4.70%, 5/12/06 **                                                   10,000                                                    9,986
2.125%, 5/15/06                                                      4,500                                                    4,496
2.75%, 5/15/06                                                       2,000                                                    1,999
4.59%, 5/16/06 **                                                    3,000                                                    2,994
2.88%, 5/22/06                                                       2,500                                                    2,498
2.88%, 5/23/06                                                       3,600                                                    3,596
4.74%, 5/26/06 **                                                    4,693                                                    4,678
4.71%, 5/31/06 **                                                    5,000                                                    4,981
4.81%, 6/14/06 *                                                    15,000                                                   14,999
4.81%, 6/14/06 **                                                    5,000                                                    4,971
4.85%, 6/23/06 **                                                    5,000                                                    4,965
4.93%, 7/19/06 **                                                    2,722                                                    2,693
3.25%, 7/21/06                                                       4,720                                                    4,708
4.96%, 7/28/06 **                                                    6,000                                                    5,928
3.25%, 8/11/06                                                       2,205                                                    2,197
3.50%, 8/15/06                                                       5,265                                                    5,246
5.25%, 8/15/06                                                       3,245                                                    3,251
6.375%, 8/15/06                                                        500                                                      502
3.38%, 8/18/06                                                         700                                                      697
4.82%, 8/21/06 *                                                    15,000                                                   15,000
2.95%, 9/14/06                                                       3,545                                                    3,518
2.10%, 10/13/06                                                        250                                                      247
4.85%, 11/9/06 *                                                     5,000                                                    4,999
2.75%, 11/15/06                                                      2,445                                                    2,415
3.00%, 11/15/06                                                      1,000                                                      991
3.13%, 11/15/06                                                      1,410                                                    1,395
4.88%, 11/15/06                                                        400                                                      400
4.10%, 11/17/06                                                        300                                                      298
3.20%, 11/29/06                                                      1,000                                                      991
2.75%, 12/15/06                                                      1,350                                                    1,332
3.50%, 1/18/07                                                         510                                                      504
2.88%, 2/15/07                                                         300                                                      294
                                                                                                                           --------
                                                                                                                            158,783
                                                                                                                           --------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                              200,917
                                                                                                                           --------

MONEY MARKETS  (4.5%)
Goldman Sachs Financial Square Federal Fund                      7,711,879                                                    7,712

STIT Government Tax Advantage                                    1,695,941                                                    1,696
                                                                                                                           --------
Fund
TOTAL MONEY MARKETS                                                                                                           9,408
                                                                                                                           --------


TOTAL (COST $210,325)  (a)   -   100.0%                                                                                    $210,325
                                                                                                                           ========
------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                   PRINCIPAL
                                                                    AMOUNT                                                  VALUE
TREASURY BILLS  (13.4%)
4.25%, 5/11/06 **                                                   30,000                                                 $ 29,965
4.24%, 6/15/06 **                                                   40,000                                                   39,791
4.30%, 6/22/06 **                                                   15,000                                                   14,909
4.29%, 6/29/06 **                                                   15,000                                                   14,897
4.54%, 8/3/06 **                                                    10,000                                                    9,884
4.60%, 8/10/06 **                                                   10,000                                                    9,874
4.75%, 9/14/06 **                                                   20,000                                                   19,650
4.80%, 9/21/06 **                                                   10,000                                                    9,813
                                                                                                                           --------
TOTAL TREASURY BILLS                                                                                                        148,783
                                                                                                                           --------

TREASURY NOTES  (12.6%)
4.63%, 5/15/06                                                      45,000                                                   45,012
2.75%, 6/30/06                                                      40,000                                                   39,906
2.75%, 7/31/06                                                      25,000                                                   24,903
2.63%, 11/15/06                                                     10,000                                                    9,883
3.50%, 11/15/06                                                     10,000                                                    9,940
2.88%, 11/30/06                                                     10,000                                                    9,882
                                                                                                                           --------
TOTAL TREASURY NOTES                                                                                                        139,526
                                                                                                                           --------

REPURCHASE AGREEMENTS (b) (74.0%)
ABN AMRO, 4.68%, 5/1/06                                            175,000                                                  175,000
Barclays Capital, 4.69%, 5/1/06                                    160,000                                                  160,000
Deutsche Bank, 4.72%, 5/1/06                                       225,000                                                  225,000
Nesbitt Burns, 4.68%, 5/1/06                                        50,000                                                   50,000
State Street, 4.58%, 5/1/06                                          7,097                                                    7,097
UBS Investment Bank, 4.69%, 5/1/06                                 205,000                                                  205,000
                                                                                                                           --------
TOTAL REPURCHASE AGREEMENTS                                                                                                 822,097
                                                                                                                           --------

MONEY MARKETS  (0.2%)
AIM Treasury Money Market Fund                                   1,420,783                                                    1,421
Goldman Sachs Financial Square                                   1,209,911                                                    1,210
                                                                                                                           --------
Treasury Obligation
TOTAL MONEY MARKETS                                                                                                           2,631
                                                                                                                           --------


TOTAL (COST $1,113,037)  (a)   -   100.2%                                                                                $1,113,037
                                                                                                                         ==========
------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                   PRINCIPAL
                                                                     AMOUNT                                                  VALUE
COMMERCIAL PAPER  (2.9%)
MICHIGAN  (2.9%)
Building Authority, 3.48%, 6/8/06                                    5,000                                                 $  5,000
                                                                                                                           --------
TOTAL COMMERCIAL PAPER                                                                                                        5,000
                                                                                                                           --------

MUNICIPAL BONDS  (96.8%)
MICHIGAN  (94.1%)
Ann Arbor Economic Development                                       1,500                                                    1,500
Corp., Limited Obligation Revenue,
Glacier Hills, Inc. Project, 3.80%, 11/1/25
 *
Ann Arbor School District Public                                     1,000                                                    1,000
Schools, GO, 3.00%, 5/1/06
Brighton Area School District, GO,                                     100                                                      100
3.25%, 5/1/06
Building Authority, 3.82%, 10/15/40                                 13,500                                                   13,500
*
Building Authority Revenue, Series III,                              2,500                                                    2,500
3.00%, 10/15/06
Cadillac Area Public Schools, 5.375%,                                1,665                                                    1,665
5/1/17, (Prerefunded 5/1/06 @ 100)
Chippewa Valley Schools, 4.00%,                                        370                                                      370
5/1/06
Detroit City School District, 5.50%,                                 1,730                                                    1,730
5/1/06
Detroit Sewage Disposal Revenue,                                     4,400                                                    4,401
3.80%, 7/1/33 *
Farmington Hills Economic                                              470                                                      470
Development Corp., Marketing Displays,
(AMT), 3.75%, 9/1/08 *
Forest Hills Public Schools, 3.00%,                                  1,225                                                    1,225
5/1/06
Genesee County Economic Development                                  2,190                                                    2,190
 Corp., Rawcar Group, (AMT), 3.92%,
5/1/20 *
Hospital Finance Authority Revenue                                     550                                                      550
Balmoral, Inc., 3.25%, 9/1/16 * (c)
Housing Development Authority, Hunt                                    475                                                      475
Club Apartments, 3.85%, 7/15/35 *
Housing Development Authority,                                       5,580                                                    5,580
Limited Obligation Revenue, Shoal
Creek, 3.85%, 10/1/07 *
Housing Development Authority, Ltd.,                                 5,150                                                    5,150
3.87%, 6/1/25 *
Housing Development Authority, Ltd.,                                 3,800                                                    3,800
3.86%, 1/1/29 * (c)
Housing Development Authority, Series                                6,900                                                    6,900
A, 3.85%, 9/1/35 *
Jackson County Economic Development                                    300                                                      300
Corp., Limited Obligation Revenue, Vista

Grande Villa, Series A, 3.78%, 11/1/31
*
Jackson County Hospital Financial                                    2,950                                                    2,950
Authority, Hospital Revenue, W.A. Foote
 Memorial Hospital-B, 3.82%, 6/1/26 *
Jackson Public Schools, State Aid                                    1,250                                                    1,251
Anticipation Notes, Series B, 3.75%,
5/24/06
Lansing School District, 4.00%,                                        175                                                      175
5/1/06
Livonia Economic Development Corp.,                                    500                                                      500
3.77%, 8/1/15 *
Livonia Water Supply & Wastewater                                      200                                                      199
Systems, 2.50%, 11/1/06 *
Mancelona Area Water, Sewer Authority,                                 940                                                      940
 Water Supply Systems Revenue, 3.87%,
4/1/21 *
Marquette City Hospital Finance,                                     2,255                                                    2,255
Marquette General Hospital Group,
3.87%, 7/1/09 *
Marquette County Economic                                              800                                                      800
Development Corp., Pioneer Labs, Inc.,
Series A, (AMT), 3.95%, 6/1/12 *
Municipal Bond Authority Revenue,                                    2,000                                                    2,005
Series A, 4.50%, 8/18/06
Municipal Bond Authority Revenue,                                    1,000                                                    1,003
Series B-1, 4.00%, 8/18/06
Municipal Bond Authority Revenue,                                    1,000                                                    1,004
Series C, 4.25%, 8/18/06
Muskegon County, Wastewater                                          1,130                                                    1,133
Management System, No. 1, (AMT),
5.00%, 7/1/06
Oakland County Economic Development                                  1,835                                                    1,835
 Corp., Limited Obligation Revenue,
Moody Family, Ltd., (AMT), 4.00%,
9/1/12 * (c)
Oakland County Economic Development                                  1,600                                                    1,600
 Corp., North America, (AMT), 3.96%,
7/1/18 * (c)
Plymouth - Canton Community School                                     200                                                      200
District, GO, 4.50%, 5/1/06
Public Power Agency Revenue, Series                                  2,000                                                    2,021
A, 5.00%, 1/1/07
Southfield Economic Development,                                     2,850                                                    2,850
Lawrence Technical University Project,
3.87%, 10/1/31 *
St. Clair Shores Economic Development                                  180                                                      180
 Corp., Borman's, Inc., (AMT), 4.10%,
10/15/06 *
State Comprehensive Transportation,                                    250                                                      250
Series A, 5.00%, 5/15/06
State Hospital Financial Authority                                   1,400                                                    1,400
Revenue, Holland Community Hospital,
Series B, 3.81%, 1/1/34 *
State, Series A, GO, 4.50%, 9/29/06                                  3,000                                                    3,015
Strategic Fund, Automatic Spring,                                    1,000                                                    1,000
(AMT), 3.95%, 9/1/10 *
Strategic Fund, Banks Hardwoods, Inc.,                                 757                                                      757
(AMT), 3.93%, 7/1/12 *

Strategic Fund, Biewer of Lansing,                                     885                                                      885
(AMT), 3.93%, 5/1/19 *
Strategic Fund, Brazing Concepts Co.,                                1,500                                                    1,500
(AMT), 3.95%, 9/1/18 *
Strategic Fund, Donnelly Corp., Series                               4,500                                                    4,500
A, (AMT), 3.90%, 3/1/10 * (c)
Strategic Fund, Donnelly Corp., Series                               2,500                                                    2,500
B, (AMT), 3.70%, 4/1/08 * (c)
Strategic Fund, Emerson Schools,                                     2,570                                                    2,570
3.86%, 7/1/24 *
Strategic Fund, Environmental Powder                                   235                                                      235
Co., (AMT), 3.92%, 7/1/22 *
Strategic Fund, Fitz-Land LLC, (AMT),                                2,365                                                    2,365
 3.92%, 8/1/25 *
Strategic Fund, Fleet Engineers Project,                               400                                                      400
(AMT), 3.96%, 9/1/09 *
Strategic Fund, Forest City                                          1,500                                                    1,500
Technologies, (AMT), 3.92%, 9/1/15 *
Strategic Fund, Frederick Wolfgang,                                    820                                                      820
(AMT), 3.92%, 9/1/26 *
Strategic Fund, Glastender, Inc., (AMT),                               715                                                      715
 3.95%, 9/1/08 * (c)
Strategic Fund, John Dekker & Sons,                                    355                                                      355
(AMT), 3.92%, 1/1/18 *
Strategic Fund, Joy Properties LLC,                                    580                                                      580
4.00%, 5/1/17 * (c)
Strategic Fund, Kaspari Investments                                    100                                                      100
LLC, (AMT), 3.95%, 6/1/09 *
Strategic Fund, Kazoo, Inc., (AMT),                                     95                                                       95
3.65%, 3/15/07 *
Strategic Fund, Kundinger, (AMT),                                    1,130                                                    1,130
3.96%, 2/1/29 * (c)
Strategic Fund, Limited Obligation                                     800                                                      800
Revenue, All American Property LLC,
(AMT), 4.10%, 12/1/18 *
Strategic Fund, Limited Obligation                                     200                                                      200
Revenue, Aspen Reality LLC. Project,
(AMT), 4.10%, 7/1/13 *
Strategic Fund, Limited Obligation                                     300                                                      300
Revenue, Besser International Sales Co.
Project, (AMT), 3.95%, 9/1/11 *
Strategic Fund, Limited Obligation                                   1,990                                                    1,990
Revenue, BK Real Estate Project, (AMT),
 3.92%, 12/1/23 *
Strategic Fund, Limited Obligation                                     500                                                      500
Revenue, Bowers Manufacturing Co.
(AMT), 3.95%, 9/1/10 * (c)
Strategic Fund, Limited Obligation                                     930                                                      930
Revenue, Cayman Chemical Company
Project, (AMT), 3.92%, 6/1/28 * (c)
Strategic Fund, Limited Obligation                                   2,400                                                    2,400
Revenue, Creative Foam Corp. (AMT),
3.95%, 11/1/11 *
Strategic Fund, Limited Obligation                                     100                                                      100
Revenue, CTD Real Estate Co. (AMT),
4.10%, 11/1/12 *
Strategic Fund, Limited Obligation                                   1,800                                                    1,800
Revenue, Delta Containers, Inc. (AMT),
3.95%, 3/1/11 *

Strategic Fund, Limited Obligation                                     500                                                      500
Revenue, Detroit Symphony Project,
Series B, 3.81%, 6/1/31 *
Strategic Fund, Limited Obligation                                     400                                                      400
Revenue, Eclipse Mold (AMT), 4.10%,
12/1/12 * (c)
Strategic Fund, Limited Obligation                                   1,300                                                    1,300
Revenue, Flyer Fund Leasing LLC
Project, 3.95%, 11/1/17 * (c)
Strategic Fund, Limited Obligation                                     300                                                      300
Revenue, Gebara Management Co. LLC
Project, 3.95%, 11/1/13 *
Strategic Fund, Limited Obligation                                     400                                                      400
Revenue, Harbor Industries, Inc. Project,
(AMT), 3.95%, 4/1/25 *
Strategic Fund, Limited Obligation                                     700                                                      700
Revenue, Heartland Goodwill Project,
3.81%, 9/1/25 *
Strategic Fund, Limited Obligation                                     500                                                      500
Revenue, Jet Enterprises, (AMT), 3.93%,
3/1/11 * (c)
Strategic Fund, Limited Obligation                                     400                                                      400
Revenue, Lakeport Realty Project, 4.10%,
 6/1/07 * (c)
Strategic Fund, Limited Obligation                                     200                                                      200
Revenue, Landscape Forms, Inc. Project,
(AMT), 3.95%, 5/1/14 *
Strategic Fund, Limited Obligation                                   2,000                                                    2,000
Revenue, Metal Technologies Project,
(AMT), 3.92%, 7/1/19 *
Strategic Fund, Limited Obligation                                   1,700                                                    1,700
Revenue, Midwest Kellering Co. Project,
(AMT), 3.95%, 6/1/19 *
Strategic Fund, Limited Obligation                                     400                                                      400
Revenue, Milan Screw Products Inc.
Project, (AMT), 3.95%, 9/1/16 *
Strategic Fund, Limited Obligation                                   1,300                                                    1,300
Revenue, MOT LLC Project, 3.81%,
12/1/34 *
Strategic Fund, Limited Obligation                                     435                                                      435
Revenue, Non-Ferrous Cast Alloys
Project, (AMT), 3.95%, 3/1/19 *
Strategic Fund, Limited Obligation                                     950                                                      950
Revenue, Oak Industrial Drive Project,
(AMT), 3.96%, 11/1/33 *
Strategic Fund, Limited Obligation                                   2,000                                                    2,000
Revenue, Orchestra Place Renewal Project,
 3.81%, 9/1/22 *
Strategic Fund, Limited Obligation                                   1,100                                                    1,100
Revenue, Peachwood Center, 3.81%,
6/1/16 *
Strategic Fund, Limited Obligation                                   1,600                                                    1,600
Revenue, Production Engineering Project,
(AMT), 3.91%, 6/1/13 * (c)
Strategic Fund, Limited Obligation                                     225                                                      225
Revenue, Profile Industrial Packaging,
(AMT), 3.95%, 9/1/09 *
Strategic Fund, Limited Obligation                                   2,160                                                    2,160
Revenue, R. L. Adams Plastics, Inc.,

(AMT), 3.96%, 5/1/23 * (c)
Strategic Fund, Limited Obligation                                   1,040                                                    1,040
Revenue, RA Rink, LLC Project, (AMT),
 4.10%, 11/1/17 * (c)
Strategic Fund, Limited Obligation                                     400                                                      400
Revenue, RL Enterprises LLC (AMT),
4.10%, 12/1/09 * (c)
Strategic Fund, Limited Obligation                                     500                                                      500
Revenue, Van Andel Research Institute
Project, 3.83%, 11/1/27 *
Strategic Fund, Limited Obligation                                     100                                                      100
Revenue, Whitehall Industries, Inc.
Project, (AMT), 3.91%, 3/1/25 *
Strategic Fund, Limited Obligation                                     700                                                      700
Revenue, Whitehall Industries, Inc.,
(AMT), 3.95%, 11/1/20 *
Strategic Fund, Lions Bear Lake Camp                                 1,070                                                    1,070
Project, 3.92%, 8/1/32 *
Strategic Fund, MacArthur, (AMT),                                    2,100                                                    2,100
3.96%, 6/1/15 *
Strategic Fund, Maco Steel, Inc.,                                    1,510                                                    1,510
(AMT), 3.92%, 3/1/24 *
Strategic Fund, Merrill Group, (AMT),                                1,050                                                    1,050
3.97%, 10/1/22 * (c)
Strategic Fund, Middleville Tool & Die                               2,100                                                    2,100
Project, (AMT), 3.95%, 9/1/13 * (c)
Strategic Fund, Patten Monument,                                       710                                                      710
(AMT), 3.92%, 11/1/26 *
Strategic Fund, Phipps Emmett                                        2,000                                                    2,000
Association, (AMT), 3.95%, 12/1/23 *
Strategic Fund, Proto-Techniques,                                    2,355                                                    2,355
(AMT), 3.96%, 12/1/26 * (c)
Strategic Fund, Protomark Corp.                                        400                                                      400
Project, (AMT), 3.95%, 8/1/17 * (c)
Strategic Fund, SFI Acquisition, Inc.,                                 900                                                      900
(AMT), 3.96%, 2/1/28 * (c)
Strategic Fund, Stegner East Investments                             3,090                                                    3,090
 LLC Project, (AMT), 3.96%, 6/1/29 *
(c)
Strategic Fund, Thompson Family                                        910                                                      910
Holdings, (AMT), 4.02%, 7/1/28 *
Strategic Fund, Trenton Forging Co.,                                 1,165                                                    1,165
(AMT), 3.91%, 6/1/20 * (c)
Strategic Fund, Trio Tool Co., (AMT),                                  125                                                      125
3.87%, 7/1/24 *
Strategic Fund, Ultra Tech Printing Co.,                             1,105                                                    1,105
 (AMT), 3.92%, 8/1/23 *
Strategic Fund, Waltec American                                      1,415                                                    1,415
Forging, (AMT), 3.95%, 10/1/09 * (c)
Strategic Fund, Warren Screw Products,                                 400                                                      400
Inc., (AMT), 3.95%, 9/1/16 * (c)

Strategic Fund, Wright K Technology,                                   595                                                      595
Inc., (AMT), 4.02%, 5/1/17 *
Strategic Fund, YMCA Detroit Project,                                1,000                                                    1,000
3.85%, 5/1/31 *
University of Michigan Hospital                                      1,270                                                    1,270
Revenue, Series A, 3.78%, 12/1/19 *
University of Michigan, Series A-2,                                  1,000                                                    1,000

3.78%, 12/1/24 *
Utica Community Schools, GO, 2.00%,                                    700                                                      700
5/1/06
Walled Lake Consolidated School                                        500                                                      500
District, 3.00%, 5/1/06
Warren Economic Development Corp.,                                     275                                                      275
Limited Obligation, CMX Corp., (AMT),
 3.65%, 3/15/07 *
Waterford School District, GO, 4.55%,                                  100                                                      100
6/1/06
Wayne Charter County, Airport                                          500                                                      500
Revenue, Detroit Metro County, (AMT),
3.85%, 12/1/16 *
Wayne Charter County, Airport                                        1,000                                                    1,010
Revenue, Detroit Metro County, Series D,
 (AMT), 5.25%, 12/1/06
Wayne County Community College,                                        100                                                      100
3.70%, 7/1/06                                                                                                              --------
                                                                                                                            162,764
                                                                                                                           --------
PUERTO RICO  (2.7%)
Industrial Medical & Environmental                                   4,695                                                    4,695
                                                                                                                           --------
Pollution Control, Facilities Financing
Authority, Abbott Laboratories, 3.55%,
3/1/23 * (c)
TOTAL MUNICIPAL BONDS                                                                                                       167,459
                                                                                                                           --------
MONEY MARKETS  (0.1%)
AIM Tax Free Money Market Fund                                       1,483                                                        1
Dreyfus Tax Exempt Money Market                                        993                                                        1
Fund
Goldman Sachs Financial Tax Free                                   153,405                                                      154
Money Market Fund
Merrill Lynch Institutional Tax Exempt                              32,309                                                       32
                                                                                                                           --------
Fund
TOTAL MONEY MARKETS                                                                                                             188
                                                                                                                           --------


TOTAL (COST $172,647)  (a)   -   99.8%                                                                                     $172,647
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2006
(Unaudited)
(Amounts in thousands, except shares)
                                                                  PRINCIPAL
                                                                    AMOUNT                                                  VALUE
COMMERCIAL PAPER  (2.2%)
MICHIGAN  (2.2%)
Building Authority, 3.38%, 6/8/06                                    5,000                                                 $  5,000
                                                                                                                           --------
TOTAL COMMERCIAL PAPER                                                                                                        5,000

MUNICIPAL BONDS  (99.3%)
ARKANSAS  (0.9%)
Sheridan Industrial Development,                                     2,000                                                    2,000
                                                                                                                           --------
3.83%, 8/1/14 *

COLORADO  (10.4%)
Arapahoe County Water and Wastewater                                 4,000                                                    4,000
Authority Revenue, Series A, 3.83%,
12/1/33 *

Aurora Centretech, Metropolitan District,                            1,000                                                    1,000
 Series A, 3.45%, 12/1/28 *

Castlewood Ranch Metropolitan District,                              2,500                                                    2,500
 3.45%, 12/1/34

Central Platte Valley Metropolitan                                     500                                                      500
District, 3.45%, 12/1/31 *

Colorado Springs, Revenue, National                                    660                                                      660
Strength and Condition, 3.91%, 11/1/22
*

Commerce City Northern, 3.83%,                                       1,500                                                    1,500
12/1/28 *

Denver City & County Airport Revenue,                                2,400                                                    2,400
 Series C, 3.85%, 11/15/25 *

Denver City & County Airport Revenue,                                2,000                                                    2,000
 Series F, 3.85%, 11/15/25 *

Durango, Revenue, Health and Human                                     640                                                      640
Services, 3.91%, 12/15/14 *

Educational & Cultural Facility, 3.81%,                                500                                                      500
12/1/34 *

Educational & Cultural Facility, 3.81%,                              1,170                                                    1,170
9/1/35 *

Parker, Automotive Metropolitan                                      2,000                                                    2,000
District, 2.85%, 12/1/34 *

Pinery West Metropolitan District No.                                4,200                                                    4,200
2, 3.25%, 11/1/32                                                                                                          --------
                                                                                                                             23,070
                                                                                                                           --------
FLORIDA  (1.2%)
Alachua County Health Facilities                                       950                                                      950
Authority, Health Facilities Revenue,
Shands Teaching Hospital, Series A,
3.79%, 12/1/12 *

Collier County Housing Finace                                          500                                                      500
Authority Multi Family Revenue, 3.84%,
9/1/47 *

Hillsborough County Housing Finance                                  1,340                                                    1,340
Authority Multi Family Revenue, 3.85%,                                                                                     --------
12/15/38 *
                                                                                                                              2,790
                                                                                                                           --------
GEORGIA  (1.6%)
Emanuel County Development Authority                                 1,475                                                    1,475
 Revenue, 3.90%, 4/1/12 *

Kennesaw Development Authority,                                      1,500                                                    1,500
3.85%, 4/1/37 *

Macon-Bibb County Hospital Authority                                   700                                                      700
Revenue, 3.79%, 5/1/30 *                                                                                                   --------

                                                                                                                              3,675
                                                                                                                           --------
IDAHO  (0.1%)
Ada & Canyon Counties School                                           250                                                      250
                                                                                                                           --------
District, 4.00%, 8/15/06

ILLINOIS  (14.1%)
Chicago O'Hare International Airport                                   330                                                      333
Revenue, 5.00%, 1/1/07

Chicago Solid Waste Disposal Facility                                1,000                                                    1,000
Revenue, 3.96%, 12/1/15 *

Development Finance Authority                                        2,000                                                    2,000
Revenue, McCormick Theological, Series
B, 3.82%, 6/1/35 *

Development Finance Authority                                        1,970                                                    1,970
Revenue, St. Anne Place Project, 3.85%,
6/1/22 *

Development Finance Authority, WTVP                                  3,650                                                    3,650
 Channel 47, Series A, Lake County
Family YMCA, 3.85%, 9/1/22 *


Development Financial Authority                                      1,700                                                    1,700
Pollution Control Revenue, Diamond Star
 Motors Project, 3.83%, 12/1/08 *

Development Financial Authority                                        875                                                      875
Revenue, World Communications, Inc.,
3.87%, 8/1/15 *

Educational Facilities Authority, Field                              4,900                                                    4,900
Museum of Natural History, 3.87%,
11/1/25 *

Educational Facilities Authority, Lake                               1,450                                                    1,450
County Family YMCA, 3.87%, 11/1/30
*

Health Facilities Authority, 3.77%,                                  2,000                                                    2,000
1/1/16 * (c)

Health Facilities Authority Revenue,                                 1,500                                                    1,500
3.79%, 8/15/33 *

Lake Villa, Allendale Association,                                   4,640                                                    4,640
3.87%, 10/1/26 *

Peoria, Peoria Academy, 3.90%, 9/1/26                                4,300                                                    4,300
*
Rock Island County Airport Authority                                 1,235                                                    1,235
Revenue, 3.85%, 12/1/18 *                                                                                                  --------
                                                                                                                             31,553
                                                                                                                           --------
INDIANA  (6.4%)
Advanced Funding Program, Series A,                                  1,000                                                    1,009
4.50%, 2/1/07

Crawfordsville, Economic Development,                                3,349                                                    3,349
Autumn Woods Apartments, Series A,
3.82%, 1/1/30 *

Dekko Foundation Educational Facilities                                605                                                      605
 Revenue, Series I, 3.90%, 4/1/21 * (c)


Development Financial Authority,                                     3,400                                                    3,400
Mental Health, 3.91%, 12/1/22 * (c)

Development Financial Authority,                                     1,195                                                    1,195
Regional Council of Carpenters, 3.92%,
9/1/31 *

Indianapolis, State Development Finance                              2,475                                                    2,475
 Authority, Lutheran Educational
Facilities Project, 3.82%, 10/1/17 * (c)

Saint Joseph County, Economic                                        2,400                                                    2,400
Development Revenue, 3.91%, 6/1/22 *                                                                                       --------
                                                                                                                             14,433
                                                                                                                           --------
IOWA  (1.8%)
Higher Education  Loan Authority,                                      750                                                      750
3.82%, 11/1/32 *

Higher Education Authority, 3.82%,                                   1,300                                                    1,300
4/1/33 *

Sergeant Bluff Industrial Development                                2,100                                                    2,100
Revenue, 3.91%, 3/1/16 *                                                                                                   --------
                                                                                                                              4,150
                                                                                                                           --------
KANSAS (0.3%)
Development Finance Authority, Shalom                                  750                                                      750
 Revenue, 3.82%, 11/15/28 *                                                                                                --------


KENTUCKY  (1.9%)
Breckinridge County Lease Program,                                   4,242                                                    4,242
                                                                                                                           --------
3.81%, 2/1/32 *

MICHIGAN  (16.7%)
Ann Arbor Economic Development                                         750                                                      750
Corp., Limited Obligation Revenue,
Glacier Hills, Inc. Project, 3.80%, 11/1/25
 *

Detroit Sewage Disposal Revenue,                                       740                                                      740
3.80%, 7/1/33 *

Detroit Waterfront Reclamation, Series                               6,400                                                    6,400
C, 3.85%, 5/1/09 *

Hospital Financial Authority Revenue,                                5,610                                                    5,610
Crittenton Hospital, Series A, 3.81%,
3/1/14 *

Hospital Financial Authority Revenue,                                2,000                                                    2,000
Crittenton Hospital, Series A, 3.81%,
3/1/30 *
Livonia Economic Development Corp.,                                    720                                                      720
3.77%, 8/1/15 *

Strategic Fund, Limited Obligation                                   2,755                                                    2,755
Revenue, Detroit Symphony Project,
Series B, 3.81%, 6/1/31 *

Strategic Fund, Limited Obligation                                   1,000                                                    1,000
Revenue, Heartland Goodwill Project,
3.81%, 9/1/25 *

Strategic Fund, Limited Obligation                                   4,000                                                    4,000
Revenue, Henry Ford Museum Village
Project, 3.80%, 12/1/33 *

Strategic Fund, Limited Obligation                                   6,645                                                    6,645
Revenue, Lansing Saint Vincent Home
Project, 3.82%, 8/1/28 *

Strategic Fund, Trio Tool Co., (AMT),                                1,200                                                    1,200
3.87%, 7/1/24 *

University of Michigan Hospital                                        700                                                      700
Revenue, 3.76%, 12/1/35 *

University of Michigan Hospital                                        600                                                      600
Revenue, Series A, 3.78%, 12/1/19 *

University of Michigan, Medical Service                              2,605                                                    2,605
Plan, Series A-1, 3.78%, 12/1/21 *


University of Michigan, Series A-2,                                  1,700                                                    1,700
3.78%, 12/1/24 *                                                                                                           --------
                                                                                                                             37,425
                                                                                                                           --------
MINNESOTA  (4.6%)
Center City Health Care Facility, 3.82%,                             1,000                                                    1,000
 11/1/35 *

Lauderdale, Children's Home Society,                                   520                                                      520
3.92%, 12/1/30 *

Minneapolis, Minnehaha Academy                                       3,600                                                    3,600
Project, 3.92%, 5/1/26 *

Roseville Health Care Facilities                                     2,630                                                    2,630
Revenue, Presbyterian Homes Project,
3.87%, 10/1/29 *

State Higher Education Facilities                                    1,335                                                    1,335
Authority Revenue, 3.82%, 10/1/30 *

State Higher Education Facilities, Series                            1,190                                                    1,190
5-M1, 3.82%, 10/1/32 *                                                                                                     --------
                                                                                                                             10,275
                                                                                                                           --------
MISSOURI  (2.4%)
Health & Educational Facilities                                        400                                                      400
Authority, Saint Francis Medical Center,
Series A, 3.82%, 6/1/26 *

Sikeston Industrial Development                                        820                                                      820
Authority Revenue, 3.93%, 7/1/09 *

State Health & Education Facilities                                  1,000                                                    1,000
Authority, Drury College, (Callable

8/15/2 @ 1), 3.87%, 8/15/24 *

State Health & Educational Facilities                                1,645                                                    1,645
Authority, Drury University, 3.87%,
8/15/28 *
State Health & Educational Facilities                                1,600                                                    1,600
                                                                                                                           --------
Authority, Missouri Valley College,
3.87%, 10/1/31 *
                                                                                                                              5,465
                                                                                                                           --------
NEVADA  (0.1%)
Clark County, Series A, 5.00%, 6/1/11                                  250                                                      252
                                                                                                                           --------
NEW HAMPSHIRE  (1.2%)
New Hampshire Business Finance                                       2,800                                                    2,800
                                                                                                                           --------
Authority Industrial Development
Revenue, 3.85%, 6/1/23 *

NEW YORK  (2.4%)
New York City Housing Development                                    2,300                                                    2,300
Corp. Multi Family Revenue, 3.81%,
6/1/36 *

State Environmental Facilities Corp.                                 3,100                                                    3,100
Solid Waste Disposal Revenue, Series B,                                                                                    --------
3.81%, 5/1/19 *
                                                                                                                              5,400
                                                                                                                           --------
NORTH CAROLINA  (2.1%)
Capital Facilities Finance Agency                                    1,100                                                    1,100
Exempt Revenue, 3.84%, 7/1/34 *

Davie County Public School &                                           445                                                      445
Community College Facility, 3.50%,
6/1/06

Halifax County Industrial Facilities &                               2,100                                                    2,100
Pollution Financing Authority Revenue,
3.85%, 12/1/19 *

Lee County Industrial Facilities &                                   1,000                                                    1,000
                                                                                                                           --------
Pollution Control Funding Authority
Revenue, Trion, Inc. Project, 3.90%,
11/1/11 * (c)
                                                                                                                              4,645
                                                                                                                           --------
OHIO  (5.3%)
Columbiana County, Revenue, East                                     1,200                                                    1,200
Liverpool, 3.87%, 10/1/23 *

Coshocton County, Hospital Revenue,                                    180                                                      180
3.90%, 3/1/14 * (c)

Greene County, 3.50%, 8/16/06                                        1,000                                                    1,001
Independence, Economic Development                                   2,605                                                    2,605
Revenue, 3.87%, 12/1/16 *

Montgomery County, Economic                                          1,200                                                    1,200
Development, Benjamin & Marian Arts
Center, Series A, 3.87%, 4/1/11 *

Montgomery County, Economic                                          1,400                                                    1,400
Development, The Dayton Art Institute,
3.87%, 5/1/26 *

Montgomery County, Health Care                                       1,580                                                    1,580
Facilities, Community Blood Center,

3.90%, 12/1/20 *

State Higher Education Facilities                                    1,825                                                    1,825
Revenue, Ashland University Project,
3.85%, 9/1/24 *
Summit County, Industrial Development                                  825                                                      825
 Revenue, SSP Fittings Corporate Project,                                                                                  --------
 4.05%, 9/1/11 *                                                                                                             11,816
                                                                                                                           --------
OREGON  (0.5%)
State Economic Development Revenue,                                  1,100                                                    1,100
                                                                                                                           --------
3.84%, 12/1/25 *

PENNSYLVANIA  (9.0%)
Allegheny County Hospital                                            2,000                                                    2,000
Development Authority Revenue, 3.78%,
5/1/14

Allegheny County, Industrial                                         1,200                                                    1,200
Development Authority Revenue, Sacred
Heart High School, 3.85%, 6/1/22 *

Allegheny County, Industrial                                         1,100                                                    1,100
Development Authority Revenue,
Sewickley Academy, Series A, 3.86%,
11/1/22 *

Chester County, Industrial Development                               6,550                                                    6,551
Authority Revenue, Archdiocese of
Philadelphia, 3.78%, 7/1/31 *


Higher Educational Facilities Authority                              1,600                                                    1,600
Revenue, 3.19%, 11/1/12

North Wales Water Authority, Rural                                   3,000                                                    3,012
Water Projects Revenue, 4.00%, 10/1/06


Philadelphia Authority for Industrial                                  500                                                      500
Development Revenues, Newcourtland
Elderly Services Project, 3.78%, 3/1/27
*

Schuylkill County,  Industrial                                       1,740                                                    1,740
Development Authority, Northeastern
Power Co., 3.78%, 12/1/22 *

Somerset County Hospital Authority                                   1,000                                                    1,000
Revenue, 3.40%, 3/1/22 *

Westmoreland County Industrial                                       1,500                                                    1,500
Development Authority, 3.83%, 12/1/24                                                                                      --------
*                                                                                                                            20,203
                                                                                                                           --------
SOUTH CAROLINA  (0.2%)
Jobs Economic Development Authority                                    500                                                      500
Industrial Revenue, 3.93%, 2/1/26 *                                                                                        --------


SOUTH DAKOTA  (2.5%)
Lawrence County Solid Waste Disposal                                 5,700                                                    5,700
Revenue, Series A, 3.82%, 7/1/32 *                                                                                         --------

TENNESSEE  (1.9%)

Clarksville, Public Building Authority                               3,810                                                    3,810
Revenue, Pooled Funding, Municipal
Bond Fund, 3.80%, 1/1/33 *

Greenville Industrial Development                                      500                                                      500
Revenue, 3.83%, 5/1/13 *                                                                                                   --------
                                                                                                                              4,310
                                                                                                                           --------
TEXAS  (3.6%)
Mansfield Industrial Development Corp.                               2,600                                                    2,600
Revenue, 3.82%, 11/1/26 *

North Texas Municipal Water District,                                1,150                                                    1,151
Upper Efork Wastewater Interception
Contract, 4.50%, 6/1/06

Tax & Revenue Anticipation Notes,                                    2,000                                                    2,010
4.50%, 8/31/06

Waco Industrial Development Corp.                                    2,300                                                    2,300
Economic Development Revenue, 3.95%,                                                                                       --------
6/1/14 *                                                                                                                      8,061
                                                                                                                           --------
UTAH  (1.1%)
Salt Lake County Training Facilities                                 1,540                                                    1,540
Revenue, Community Foundation
Disabled Project, 3.91%, 8/1/30 *
Weber County Industrial Revenue,
Enable Industries, Inc., 3.91%, 12/1/15                              1,000                                                    1,000
*                                                                                                                          --------
                                                                                                                              2,540
                                                                                                                           --------
VIRGINIA  (1.5%)
Brunswick County Industrial                                          1,000                                                    1,000
Development Authority, 3.95%, 1/1/17
*

King George County Industrial                                          900                                                      900
Development Authority Revenue, 3.81%,
12/1/24 *

Suffolk Redevelopment & Housing                                      1,400                                                    1,400
Authority, Multi-Family Housing                                                                                            --------
Revenue, North Beach Apartments,
3.90%, 9/1/19 * (c)                                                                                                           3,300
                                                                                                                           --------
WASHINGTON  (4.4%)
Bremerton Revenue, 3.85%, 12/1/28 *                                  3,000                                                    3,000
Health Care Facilities Authority                                     4,055                                                    4,055
Revenue, Inland Northwest Blood, 3.85%,
 8/1/26 *

Pierce County School District, 3.50%,                                  250                                                      250
12/1/06

Seattle Housing Authority Revenue,                                     400                                                      400
3.85%, 12/1/36 *

Yakama Indian Nation Confederated                                    2,100                                                    2,100
Tribes & Bands, 3.85%, 6/1/07 *                                                                                            --------
                                                                                                                              9,805
                                                                                                                           --------
WISCONSIN  (0.5%)

Oconomowoc Community Development                                     1,200                                                    1,200
Authority Multi Family Revenue, 3.87%,                                                                                     --------
12/1/44 *


WYOMING  (0.6%)
Uinta County Pollution Control                                       1,300                                                    1,300
Revenue, 3.80%, 8/15/20 *                                                                                                  --------
TOTAL MUNICIPAL BONDS                                                                                                       223,010
                                                                                                                           --------

MONEY MARKETS  (0.0%)
AIM Tax Free Money Market Fund                                       1,495                                                        1
Dreyfus Tax Exempt Money Market                                      2,662                                                        3
Fund

Goldman Sachs Financial Tax Free                                    82,283                                                       82
                                                                                                                           --------
Money Market Fund

TOTAL MONEY MARKETS                                                                                                              86
                                                                                                                           --------


TOTAL (COST $228,096)  (a)   -   101.5%                                                                                    $228,096
                                                                                                                           ========

------------

Percentages indicated are based on net assets.
SEE NOTES TO FINANCIAL STATEMENTS.

Notes to Schedules of Portfolio Investments

* Variable rate security. Rate presented represents the rate in effect at April 30, 2006. Maturity date reflects the actual maturity date.

**   Effective yield at purchase.

(a)  Also represents cost for federal income tax purposes.

(b) Proceeds at maturity range from $942 to $225,029. Collateralized by various U.S. Treasury and Government Agency securities, 0.00%-7.25%,
     05/17/06-04/15/29, value $1,385,591

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in these Schedules of Portfolio
Investments:

AMT - Alternative Minimum Tax Paper
GO - General Obligation
LOC - Letter of Credit

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Fifth Third Funds in the preparation of their schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing price on that exchange. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less and investments of the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Michigan Muncipal Money Market Fund and Municipal Money Market Fund (the "Money Market Funds") are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise and fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS-- During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on the trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Securities transactions for the Money Market Funds are accounted for on trade date.

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of the Dividend Growth Fund, the Intermediate Municipal Bond Fund and the Ohio Municipal Bond Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $2,122,848 in cash as collateral for its futures contracts which is restricted as to its use by the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of their total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at April 30, 2006. The Fund is

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not conocentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fifth Third Funds
             ------------------------------------------------------------------

By (Signature and Title) /s/ Aaron J. Masek         Aaron J. Masek, Treasurer
                         ------------------------------------------------------

Date June 28, 2006
     ----------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Bryan C. Haft            Bryan C. Haft, President
                         ------------------------------------------------------

Date June 28, 2006
     ----------------------------------

By (Signature and Title) /s/ Aaron J. Masek           Aaron J. Masek, Treasuer
                         ------------------------------------------------------

Date June 28, 2006
     ----------------------------------


ALL SECTION 302 CERTIFICATIONS SHOULD BE INCLUDED IN ONE EDGAR EX-99.CERT EXHIBIT DOCUMENT TO FORM N-Q. [DON'T INCLUDE THIS LANGUAGE IN THE FILING.]